                           Sentinel Family of Funds

                              Semi-Annual Report

                                 May 31, 1997



                             [PHOTO APPEARS HERE]

                                  In Memoriam
                                Walter J. Boyd
                        July 12, 1922 - January 6, 1997

                   [PICTURE OF WALTER J. BOYD APPEARS HERE]

                   This report is dedicated to the memory of
              Walter J. Boyd, who served as Senior Vice President
               and Treasurer of the Sentinel Funds from 1955 to
                1988, and as a member of the Board of Directors
                              from 1988 to 1994.

                    His dedication, integrity, good counsel
                        and friendship will be missed.

                         [ARTWORK         Sentinel Group Funds, Inc. (SGF)
                            APPEARS
                              HERE]       Sentinel Pennsylvania
                                          Tax-Free Trust (PA)


                                          National Life Drive,
                                          Montpelier, Vermont 05604
                                          (800) 282-FUND(3863)



                     -----------------------------------------------------------
                     Table of Contents
                      2  Message to Shareholders
                      5  Financial Statements and Financial Highlights
                      5    Sentinel Small Company Fund
                      9    Sentinel Growth Fund
                     13    Sentinel World Fund
                     17    Sentinel Common Stock Fund
                     21    Sentinel Balanced Fund
                     26    Sentinel Bond Fund
                     30    Sentinel Tax-Free Income Fund
                     35    Sentinel New York Tax-Free Income Fund
                     39    Sentinel Government Securities Fund
                     43    Sentinel Short Maturity Government Fund
                     47    Sentinel U.S. Treasury Money Market Fund
                     51  SGF Notes to Financial Statements
                     56  Financial Statements and Financial Highlights
                     56    Sentinel Pennsylvania Tax-Free Trust
                     60  PA Notes to Financial Statements
                     62  Privileges, Plans and Services for Shareholders
                     63  Directors/Trustees and Officers
                     64  A Brief History



                     The financial statements included herein have been taken from the records of the Funds/Trust without audit by the independent accountants and accordingly they do not express an opinion thereon.


                     Cover: Original charcoal by Douglas Fryer

                            Message to Shareholders


[PHOTO OF KENISTON P. MERRILL APPEARS HERE]
Chairman



[PHOTO OF JOSEPH M. ROB APPEARS HERE]
Director/President



Dear Shareholder:
We are pleased to submit our semi-annual report for the six months ended May 31, 1997.

The Economy

According to the most recent government reports, the U.S. economy grew at a healthy rate in the first quarter of 1997. Nominal GDP increased 5.9% on a year-over-year basis during the first quarter of 1997. This rate of growth exceeded most pundits' expectations. Also of note, the unemployment rate now stands at 4.9%, the lowest level since 1973. Although some signs of moderating economic growth can be found, the bulk of the evidence suggests that the economy will produce an unprecedented seventh straight year of expansion.

While economic theorists debate whether a low unemployment rate eventually will result in escalating wages, the anecdotal evidence of so many help-wanted signs posted on store fronts, coupled with a healthy level of help-wanted newspaper advertising, suggest wage pressures are likely to surface if well-above trend economic growth continues much longer. We believe that the almost seven-year old phenomenon of workers being too afraid of losing their jobs to demand higher wages and better benefits is waning. And while some mature industries still face much consolidating and downsizing, many industries have already gone through most or all of that rationalization process.

Despite the bulk of recent evidence that suggests inflation remains dormant, the Federal Reserve raised the target rate for Federal Funds from 5.25% to 5.50% in late March of this year. Fed Chairman Greenspan's warnings of the Fed's desire to launch a "preemptive policy tightening" appear to be sincere. If the Fed is indeed intent on slowing the economy to lessen inflationary pressures, it seems that further tightening is required. Historically, the first few rounds of Fed tightening actually stimulate growth as consumers and business owners accelerate purchase and investment decisions to "lock-in" current interest rates.

The Financial Markets

What's good for Main Street is not always good for Wall Street. Neither Fed Chairman Greenspan nor the bond market's inflation vigilantes seem to believe in the indefinite sustainability of the current near-utopian mixture of strong economic growth, low unemployment, and very moderate inflation. At the first sure sign of accelerating inflation, one of the above parties likely will see to higher interest rates. Typically, higher interest rates eventually cause equity prices to decline because of their tendency to restrain economic growth, therefore dampening corporate profits, and because higher yielding fixed income investments eventually become more attractive than volatile common stocks. However, we perceive the risk of higher interest rates to be only cyclical in nature and not the beginning of a secular trend. That is to say, the threat of wage pressure induced inflation is nothing a mild recession would not cure.

Of greater concern to us than the likelihood of somewhat higher interest rates is the outlook for corporate earnings. Rising wages and benefit costs could well begin to have a negative impact on corporations' profit margins. This is of some real concern because, due to abundant world wide production capacity and intense competition, very few industries exhibit much pricing power. Furthermore, as a result of years of downsizing and productivity enhancing capital investment, many corporations have increased the percentage of their costs that are fixed instead of variable. That is to say, a good many corporations have replaced human resources with machines and technological investments that cannot be laid off. Thus, should economic growth slow significantly, corporate profits might deteriorate to a somewhat greater degree than previous economic history would suggest.

With respect to the stock market, when one considers valuation parameters such as the market value of stocks relative to the size of the economy, the aggregate revenues generated by the companies that comprise the market, or aggregate corporate cash flow, the market's valuation seems to be rather dear. That the market does not appear to be excessively valued on a price-to-earnings basis might provide investors with a certain degree of comfort. However, if corporate margins are now at peak, ultimately unsustainable levels, as we suspect, the prospective cyclical decline in earnings might well exceed that currently anticipated by most equity investors.

All three of our domestic equity funds have been well served so far in 1997 by the traditional Sentinel investment approach that seeks to identify high quality companies that exhibit above-average returns and growth prospects, a history of relatively consistent results, and reasonable valuation. Our stock selection efforts are focused on those reasonably valued companies that enjoy above-average pricing power due to strong demand for their products or services and/or significant competitive advantages or barriers to competition such as well established brand names, a unique marketing and distribution infrastructure, superior R&D efforts, and economies of scale

Given the dramatic new opportunities that technology offers (e.g. the Internet) and the spread of democracy and free market economic thinking throughout the world, the long-term future continues to look very promising for both capitalism and investors. Thus, although our expectations for near-term equity returns are somewhat muted when compared to the outstanding results we have experienced over the past several years, we continue to regard stocks as an attractive asset class still capable of providing superior long-term returns.

We appreciate your support and look forward to continuing to help you achieve your long-term investment goals.

Sincerely,

/s/ Keniston P. Merrill            /s/ Joseph M. Rob

Keniston P. Merrill                Joseph M. Rob
Chairman                           Director/President

May 31, 1997

--------------------------------------------------------------------------------
Fund Performance

Performance data for each Sentinel Fund is provided in this table. Financial data is contained in the following pages.



                                                                           11/30/96 -5/31/97
                              --------------------------------------------------------------------------------
                                                   5/31/97
                                                  Net Asset                  Capital
Sentinel                                          Value Per    Income         Gain        Total    Lipper
Fund                                                Share     Dividends   Distributions  Return*  Average**
Small Company                       "A" Shares     $ 5.70      $0.01          $0.04       11.2%      5.1%
--------------------------------------------------------------------------------------------------------------
                                    "B" Shares       5.61       0.00           0.04       10.4         -
--------------------------------------------------------------------------------------------------------------
Growth                                              16.35       0.02           2.80       11.1       8.4
--------------------------------------------------------------------------------------------------------------
World                               "A" Shares      16.94       0.11           0.24       10.5       7.9
--------------------------------------------------------------------------------------------------------------
                                    "B" Shares      16.82       0.04           0.24       10.0         -
--------------------------------------------------------------------------------------------------------------
Common Stock                        "A" Shares      40.25       0.26           3.54        9.5      10.1
--------------------------------------------------------------------------------------------------------------
                                    "B" Shares      40.20       0.11           3.54        9.1         -
--------------------------------------------------------------------------------------------------------------
Balanced                            "A" Shares      18.86       0.26           0.45        5.8       6.1
--------------------------------------------------------------------------------------------------------------
                                    "B" Shares      18.89       0.19           0.45        5.4         -
--------------------------------------------------------------------------------------------------------------
Bond                                "A" Shares       6.15       0.20              -        0.0       0.3
--------------------------------------------------------------------------------------------------------------
                                    "B" Shares       6.16       0.17              -       -0.5         -
--------------------------------------------------------------------------------------------------------------
Tax-Free Income                     "A" Shares      13.26       0.33           0.13        1.4       1.4
--------------------------------------------------------------------------------------------------------------
                                    "B" Shares      13.27       0.24           0.13        0.8         -
--------------------------------------------------------------------------------------------------------------
NY Tax-Free Income                                  11.50       0.28           0.09        1.4       1.4
--------------------------------------------------------------------------------------------------------------
Government Securities                                9.78       0.28              -        0.7       0.2
--------------------------------------------------------------------------------------------------------------
Short Maturity Government                            9.72       0.28              -        2.0       1.9
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market          "A" Shares       1.00       0.02              -        2.3         -
--------------------------------------------------------------------------------------------------------------
                                    "B" Shares       1.00       0.02              -        2.3         -
--------------------------------------------------------------------------------------------------------------
PA Tax-Free Trust                                   13.03       0.33           0.08        1.2       1.4
--------------------------------------------------------------------------------------------------------------
Standard & Poor's 500/+/                                -          -              -       13.1         -
--------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index/++/                         -          -              -        0.9         -
--------------------------------------------------------------------------------------------------------------
Lehman Municipal Bond Index/+++/                        -          -              -        1.7         -
--------------------------------------------------------------------------------------------------------------

 * Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values. Past performance is no guarantee of future results.
**   Average performance of category of funds with similar investment objectives as tracked by Lipper Analytical Services.
 +   An unmanaged index of stocks reflecting average prices in the stock market.
++   An unmanaged index of bonds reflecting average prices in the bond market.
+++ An unmanaged index of bonds reflecting average prices in the municipal bond market.

Sentinel Small Company Fund
Investment in Securities
at May 31, 1997 (Unaudited)
------------------------------------

                                Shares      Value
                                           (Note 1)
----------------------------------------------------
  Common Stocks 85.4%
  Auto Parts & Repair 2.1%
  Pep Boys -
   Manny, Moe & Jack             74,000   $2,312,500
  Beverages 1.3%
* Robert Mondavi 'A'             33,000    1,468,500
  Business Services 8.0%
  Analysts Int'l                 53,700    1,946,625
* Healthcare Services Group     172,000    1,978,000
  Kelly Services 'A'             52,100    1,530,438
  Olsten Corp                    62,500    1,226,562
* Sterling Commerce              63,400    2,108,050
                                          ----------
                                           8,789,675
                                          ----------
  Communications 4.4%
* Dynatech Corp                  69,000    2,587,500
* Verifone Inc                   43,800    2,239,275
                                          ----------
                                           4,826,775
                                          ----------
  Drugs & Drug Delivery 3.1%
* Alpha-Beta Technology          51,000      478,125
* Scherer (R P)                  56,600    2,971,500
                                          ----------
                                           3,449,625
                                          ----------
  Electronics 4.9%
  Harman Int'l Industries        55,100    2,300,425
  Methode Electronics 'A'       180,000    3,037,500
                                          ----------
                                           5,337,925
                                          ----------
  Energy 2.5%
* CalEnergy Inc                  67,000    2,763,750
  Environmental Control 6.9%
  Calgon Carbon                 190,000    2,660,000
  Donaldson Co                   70,000    2,563,750
* Waste Management Int'l plc    270,000    2,328,750
                                          ----------
                                           7,552,500
                                          ----------
  Financial 5.6%
  Conseco Inc                    30,000    1,200,000
  Duff & Phelps Credit Rating    42,700    1,238,300
  First Commerce                  6,000      270,750
  Mercantile Bankshares          36,000    1,431,000
  Wilmington Trust Corp          46,000    2,052,750
                                          ----------
                                           6,192,800
                                          ----------
  Food & Food Distributors 7.0%
  GoodMark Foods                 87,800    1,492,600
  Hannaford Brothers             50,100    1,747,238
  Smart & Final Inc              82,500    1,763,437
  Tootsie Roll Industries        55,967    2,700,408
                                          ----------
                                           7,703,683
                                          ----------
  Healthcare Providers 2.0%
* Genesis Health Ventures        64,950   $2,135,231
                                          ----------
  Industrial - Diversified 6.9%
* Bush Boake Allen              104,700    3,049,388
  Cambrex Corp                   25,000      903,125
  Lawter Int'l                  165,000    1,897,500
* Material Sciences             125,200    1,752,800
                                          ----------
                                           7,602,813
                                          ----------
  Medical - Equipment & Supplies 7.3%
  Allergan Inc                   65,400    1,937,475
  Ballard Medical Products       55,000    1,058,750
  Hillenbrand Industries         59,000    2,780,375
  Life Technologies              42,000    1,134,000
  Minntech Corp                  88,400    1,105,000
                                          ----------
                                           8,015,600
                                          ----------
  Oil Field Equipment & Services 4.8%
  Halliburton Co                 23,000    1,779,625
* Smith International            66,100    3,461,988
                                          ----------
                                           5,241,613
                                          ----------
  Real Estate 2.2%
  Chateau Properties             93,050    2,442,562
  Restaurants 2.5%
  Sbarro Inc                     93,000    2,720,250
  Retail 8.0%
  Casey's General Stores         89,000    1,780,000
  Ethan Allen Interiors          61,000    3,187,250
  Talbots Inc                    89,000    2,336,250
* Wet Seal Inc - Class A         48,000    1,410,000
                                          ----------
                                           8,713,500
                                          ----------
  Security Services 3.4%
* ADT Ltd                       129,500    3,771,687
  Software 2.5%
* Computational Systems          46,400      928,000
* FileNet Corp                  104,000    1,729,000
                                          ----------
                                           2,657,000
  Total Common Stocks
   (Cost $70,288,358)                     93,697,989
                                          ----------
  Preferred Stock 0.2%
  Phoenix Duff & Phelps Cl A
   (Cost $403,571)               10,000      257,500
                                          ----------
--------------------------------------------------------
                           Principal Amount  Value
                                (M=$1,000)  (Note 1)
--------------------------------------------------------
  Corporate Short-Term Notes 14.3%
  CIT Group Holdings 5.53%,
   06/26/97                       2300M    $2,291,167
  Commerical Credit 5.54%,
   06/10/97                       2500M     2,496,538
  Ford Motor Credit 5.54%,
   06/18/97                       3500M     3,490,844
  G.E. Capital Corp 5.5%,
   06/05/97                        500M       499,694
  G.E. Capital Corp 5.53%,
   06/23/97                       2400M     2,391,889
  Norwest Financial 5.52%,
   06/13/97                       2700M     2,695,032
  Prudential Funding 5.51%,
   06/05/97                       1800M     1,798,898
                                         ------------
  Total Corporate Short-Term Notes
   (Cost $15,664,062)                      15,664,062
                                         ------------
  Total Investments
   (Cost $86,355,991)**                   109,619,551

  Excess of Other Assets
   Over Liabilities 0.1%                       69,037
                                         ------------
  Net Assets                             $109,688,588
                                         ============

 * Non-income producing.
** Also cost for federal income tax purposes. At May 31, 1997, net unrealized appreciation for federal income tax purposes aggregated $23,263,560 of which $26,572,550 related to appreciated securities and $3,308,990 related to depreciated securities.

See Notes to Financial Statements.                                             5

Sentinel Small Company Fund
Statement of Assets and Liabilities
at May 31, 1997 (Unaudited)
----------------------------------------------------------



Assets
Investments at value                            $109,619,551
Cash and cash equivalents                            268,253
Receivable for fund shares sold                       33,357
Receivable for dividends and interest                 55,660
                                                ------------
   Total Assets                                  109,976,821
                                                ------------
Liabilities
Payable for securities purchased                      74,042
Payable for fund shares repurchased                   44,316
Accrued expenses                                      22,921
Management fee payable                                56,869
Distribution fee payable  (Class A Shares)            58,608
Distribution fee payable  (Class B Shares)             3,586
Fund service fee payable                              27,891
                                                ------------
   Total Liabilities                                 288,233
                                                ------------
Net Assets Applicable to Outstanding Shares     $109,688,588
                                                ============

Net Asset Value and Offering Price per Share
   Class A Shares
$105,232,002 / 18,471,957shares outstanding     $       5.70
Sales Charge -- 5.00% of offering price                 0.30
                                                ------------
Maximum Offering Price                          $       6.00
                                                ============
 Class B Shares
$4,456,586 / 793,930 shares outstanding         $       5.61
                                                ============
Net Assets Represent
Capital stock at par value                      $    192,659
Paid-in capital                                   78,833,826
Accumulated undistributed net investment income       91,874
Accumulated undistributed net realized gain
  on investments                                   7,306,669
Unrealized appreciation of investments            23,263,560
                                                ------------
Net Assets                                      $109,688,588
                                                ============
Investments at Cost                             $ 86,355,991
                                                ============

Sentinel Small Company Fund
Statement of Operations
For the Six Months Ended May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                          $   458,993
Interest                                               461,846
                                                   -----------
   Total Income                                        920,839
                                                   -----------
Expenses:
Management advisory fee                                327,438
Transfer agent and custodian                           186,901
Distribution expense (Class A Shares)                  151,020
Distribution expense (Class B Shares)                   15,535
Accounting services                                     19,445
Auditing fees                                            4,160
Legal fees                                               2,195
Reports and notices to shareholders                      7,868
Directors' fees and expenses                             4,443
Other                                                   14,843
                                                   -----------
    Total Expenses                                     733,848
    Expense Offset                                     (12,471)
                                                   -----------
    Net Expenses                                       721,377
                                                   -----------
Net Investment Income                                  199,462
                                                   -----------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments            7,306,614
Net change in unrealized appreciation                3,484,682
                                                   -----------
Net Realized and Unrealized Gain on Investments     10,791,296
                                                   -----------
Net Increase in Net Assets from Operations         $10,990,758
                                                   ===========



6                                        See Notes to Financial Statements.

Sentinel Small Company Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------




                                                  Six Months        Year
                                                    Ended          Ended
                                                   5/31/97       11/30/96
                                                 (Unaudited)
                                              -------------- --------------
Increase in Net Assets from Operations
Net investment income                         $    199,462   $    216,690
Net realized gain on sales of investments        7,306,614        772,415
Net change in unrealized appreciation            3,484,682     17,429,645
                                              -------------- --------------
Net increase in net assets from operations      10,990,758     18,418,750
                                              -------------- --------------
Distributions to Shareholders
From net investment income
  Class A Shares                                  (134,035)      (438,193)
  Class B Shares                                         -              -
From realized gain on investments
  Class A Shares                                  (755,382)   (16,243,656)
  Class B Shares                                   (17,013)             -
                                              -------------- --------------
Total distributions to shareholders               (906,430)   (16,681,849)
                                              -------------- --------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                 7,327,981     14,896,129
  Class B Shares                                 2,318,436      1,943,806
Net asset value of shares in reinvestment
  of dividends and distributions
  Class A Shares                                   809,158     15,171,070
  Class B Shares                                    16,917              -
                                              -------------- --------------
                                                10,472,492     32,011,005
Less: Payments for shares reacquired
  Class A Shares                               (12,043,449)   (21,663,864)
  Class B Shares                                  (160,518)       (69,477)
                                              -------------- --------------
Increase (decrease) in net assets from
  capital share transactions                    (1,731,475)    10,277,664
                                              -------------- --------------

Total Increase in Net Assets for period          8,352,853     12,014,565
Net Assets: Beginning of period                101,335,735     89,321,170
                                              -------------- --------------
Net Assets: End of period                     $109,688,588   $101,335,735
                                              ============== ==============
Undistributed Net Investment Income
at End of Period                                    91,874   $     26,447
                                              ============== ==============



See Notes to Financial Statements.

Sentinel Small Company Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
-----------------------------------------------------------------------------

                                                    Six Months                                                       Nine
                                                 Ended 5/31/97     Year Ended    Year Ended    Year Ended    Months Ended
Class A Shares                                      (Unaudited)      11/30/96      11/30/95      11/30/94      11/30/93(A)
                                                --------------  -------------  ------------ -------------  --------------
Net asset value at beginning of period               $   5.17       $    5.20    $    5.53     $    6.87        $   6.49
                                                --------------  -------------  ------------ -------------  --------------
Income from Investment Operations
Net investment income (loss)                             0.01            0.01         0.02         (0.04)          (0.06)
Net realized and unrealized gain on
 investments                                             0.57            0.95         0.56          0.18            0.44
                                                --------------  -------------  ------------ -------------  --------------
Total from investment operations                         0.58            0.96         0.58          0.14            0.38
                                                --------------  -------------  ------------ -------------  --------------
Less Distributions
Dividends from net investment income                     0.01            0.03            -             -               -
Distributions from realized gains on
 investments                                             0.04            0.96         0.91          1.48               -
                                                --------------  -------------  ------------ -------------  --------------
Total Distributions                                      0.05            0.99         0.91          1.48               -
                                                --------------  -------------  ------------ -------------  --------------
Net asset value at end of period                     $   5.70       $    5.17    $    5.20     $    5.53        $   6.87
                                                ==============  =============  ============ =============  ==============
Total Return (%) *                                       11.2 ++         22.0         12.2           2.0             5.9 ++

Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                              1.35 +          1.47         1.56          1.58            1.52 +
Ratio of expenses to average net assets
 before expense reductions (%) **                        1.37 +          1.51         1.60          1.58            1.52 +
Ratio of net investment income to average
 net assets (%)                                          0.42 +          0.23         0.26         (0.74)          (1.01)+
Portfolio turnover rate (%)                                15              60           79            46              61
Average commission rate paid per share               $  .0600       $   .0600          N/A           N/A             N/A
Net assets at end of period (000 omitted)            $105,232       $  99,393    $  89,321     $  88,420        $105,176

--------------------------------------------------------------------------------

                                                    Six Months   Eight Months
                                                 Ended 5/31/97          Ended
Class B Shares                                      (Unaudited)    11/30/96(B)
                                                --------------  -------------
Net asset value at beginning of period               $   5.12       $   4.82
                                                --------------  -------------
Income from Investment Operations
Net investment loss                                     (0.01)         (0.03)
Net realized and unrealized gain on
 investments                                             0.54           0.33
                                                --------------  -------------
Total from investment operations                         0.53           0.30
                                                --------------  -------------
Less Distributions
Dividends from net investment income                        -              -
Distributions from realized gains on
 investments                                             0.04              -
                                                --------------  -------------
Total Distributions                                      0.04              -
                                                --------------  -------------
Net asset value at end of period                     $   5.61       $   5.12
                                                ==============  =============

Total Return (%) *                                       10.4 ++         6.2 ++
Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                              2.52 +         2.62 +
Ratio of expenses to average net assets
 before expense reductions (%) **                        2.53 +         2.64 +
Ratio of net investment income to average
 net assets (%)                                         (0.75)+        (0.91)+
Portfolio turnover rate (%)                                15             60
Average commission rate paid per share               $  .0600       $  .0600
Net assets at end of period (000 omitted)            $  4,457       $  1,943

     (A)  Commenced operations March 1, 1993.
     (B)  Commenced operations April 1, 1996.
       +  Annualized
      ++  Not Annualized
       * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
      ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earnings credits as described in Notes (2) and (1) H.
     N/A  Not applicable to periods prior to 1996.

See Notes to Financial Statements.
8

Sentinel Growth Fund
Investment in Securities
at May 31, 1997 (Unaudited)


---------------------------------------------------------
                                    Shares        Value
                                                 (Note 1)
----------------------------------------------------------

     Common Stocks 95.5%
     Banks 4.4%
     BankAmerica Corp                  5,000   $   584,375
     Citicorp                          5,500       629,063
     Chase Manhattan Corp              6,700       633,150
     First Union Corp                 18,000     1,545,750
                                               -----------
                                                 3,392,338
                                               -----------
     Biotechnology 9.7%
*    Amgen Inc                        25,000     1,671,875
*    Biogen Inc                       50,000     1,659,375
*    Centocor Inc                     44,300     1,561,575
*    Chiron Corp                      55,000     1,038,125
     Genzyme Corp                     65,000     1,551,875
                                               -----------
                                                 7,482,825
                                               -----------
     Computers 2.7%
     Hewlett Packard                  40,000     2,060,000
                                               -----------
     Business Services 6.5%
     Omnicom Group                    48,000     2,784,000
*    Sterling Commerce                67,500     2,244,375
                                               -----------
                                                 5,028,375
                                               -----------
     Drugs & Drug Delivery  5.1%
     Pfizer Inc                        5,000       514,375
*    Scherer (R P)                    53,000     2,782,500
     Schering Plough Corp              7,000       635,250
                                               -----------
                                                 3,932,125
                                               -----------
     Electronics 6.5%
     Methode Electronics             135,000     2,278,125
     Motorola                         35,000     2,323,125
     Rockwell International            6,000       387,000
                                               -----------
                                                 4,988,250
                                               -----------
     Environmental Control 2.6%
*    US Filter Corp                   65,000     2,047,500
                                               -----------

     Financial 5.3%
     American Express Co              42,000     2,919,000
     Conseco Inc                      10,000       400,000
     Student Loan Marketing            6,000       729,750
                                               -----------
                                                 4,048,750
                                               -----------
     Hotels/Restaurants 1.9%
     Marriott International           25,000     1,443,750
                                               -----------
     Healthcare Providers 9.7%
     Columbia/HCA Healthcare          48,000     1,758,000
     Integrated Health Services       75,000     2,700,000
     United Healthcare Corp           53,000     2,994,500
                                               -----------
                                                 7,452,500
                                               -----------

     Industrial - Diversified 5.6%
     Crown Cork & Seal                24,000   $ 1,398,000
     Parker-Hannifin                  55,000     2,894,375
                                               -----------
                                                 4,292,375
                                               -----------
     Insurance 3.2%
     Equitable of Iowa                44,000     2,436,500
                                               -----------
     Medical - Equipment & Supplies 4.2%
     Dentsply International           22,000     1,105,500
     Hillenbrand Industries           36,000     1,696,500
     Johnson & Johnson                 8,000       479,000
                                               -----------
                                                 3,281,000
                                               -----------
     Oil Field Equipment & Services 1.0%
     Halliburton Co                    5,000       386,875
     Schlumberger Ltd                  3,000       357,375
                                               -----------
                                                   744,250
                                               -----------
     Restaurants 2.7%
*    Outback Steakhouse               90,000     2,092,500
                                               -----------
     Retail 10.3%
     CVS Corp                         15,000       718,125
     Ethan Allen Interiors            55,000     2,873,750
     Sears Roebuck                    40,000     1,965,000
*    Staples Inc                     110,000     2,420,000
                                               -----------
                                                 7,976,875
                                               -----------
     Semiconductors &
     Semiconductor Equipment 5.0%
*    Applied Materials Inc            14,000       913,500
*    KLA Instruments                  18,000       856,125
*    LAM Research Corp                57,000     2,073,375
                                               -----------
                                                 3,843,000
                                               -----------
     Software 0.5%
*    Microsoft Corp                    3,000       372,000
                                               -----------
     Telecommunications 5.3%
*    Airtouch Communications          90,000     2,508,750
     Lucent Technologies              25,000     1,590,625
                                               -----------
                                                 4,099,375
                                               -----------
     Tobacco 3.3%
     Philip Morris                    12,000       528,000
     UST Inc                          70,000     1,995,000
                                               -----------
                                                 2,523,000
                                               -----------
     Total Common Stocks
     (Cost $63,934,303)                         73,537,288
                                               -----------
     ------------------------------------------------------
                             Principal Amount     Value
                                (M=$1,000)       (Note 1)
     ------------------------------------------------------
     Corporate Short-Term Notes 4.9%
     CIT Group Holdings
         5.53%, 06/16/97                700M   $   698,387
     Merrill Lynch
         5.52%, 06/06/97                750M       749,425
     Norwest Financial
         5.54%, 06/02/97                700M       699,892
     Prudential Funding Corp
         5.5%, 06/11/97                1600M     1,597,556
                                               -----------
     Total Short-Term Corporate Notes
     (Cost $3,745,260)                           3,745,260
                                               -----------
     Total Investments
     (Cost $67,679,563)**                       77,282,548
                                               -----------
     Excess of Liabilities
     Over Other Assets (0.4%)                     (319,614)
                                               -----------
     Net Assets                                $76,962,934
                                               ===========

 *   Non-income producing.
**   Also cost for federal income tax purposes.

     At May 31, 1997, net unrealized appreciation for federal income tax purposes aggregrated $9,602,985 of which $11,139,866 related to appreciated securities and $1,536,881 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel Growth Fund
Statement of Assets and Liabilities
at May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                             $77,282,548
Cash and cash equivalents                                            622,410
Receivable for securities sold                                       892,335
Receivable for fund shares sold                                       19,955
Receivable for dividends                                              53,244
                                                                -------------
 Total Assets                                                     78,870,492
                                                                -------------
Liabilities
Payable for securities purchased                                   1,754,230
Accrued expenses                                                      52,167
Management fee payable                                                39,829
Distribution fee payable                                              45,249
Fund service fee payable                                              16,083
                                                                -------------
 Total Liabilities                                                 1,907,558
                                                                -------------
Net Assets Applicable to Outstanding Shares                      $76,962,934
                                                                =============
Net Asset Value and Offering Price Per Share
$76,962,934/4,706,814 shares outstanding                         $     16.35
Sales Charge -- 5.00% of Offering Price                                 0.86
                                                                -------------
Maximum Offering Price Per Share                                 $     17.21
                                                                =============
Net Assets Represent
Capital stock at par value                                       $    47,068
Paid-in capital                                                   56,154,631
Distributions in excess of net investment income                    (114,339)
Accumulated undistributed net realized gain
 on investments                                                   11,272,589
Unrealized appreciation of investments                             9,602,985
                                                                -------------
Net Assets                                                       $76,962,934
                                                                =============
Investments at Cost                                              $67,679,563
                                                                =============

Sentinel Growth Fund
Statement of Operations
For the Six Months Ended May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                         $  330,965
Interest                                                              72,131
                                                                -------------
  Total Income                                                       403,096
                                                                -------------
Expenses:
Management advisory fee                                              224,952
Transfer agent and custodian                                         115,537
Distribution expense                                                 107,445
Accounting services                                                   13,325
Auditing fees                                                          3,350
Legal fees                                                             1,700
Reports and notices to shareholders                                    6,574
Directors'  fees and expenses                                          5,600
Other                                                                 11,462
                                                                -------------
  Total Expenses                                                     489,945
  Expense Offset                                                     (10,562)
                                                                -------------
  Net Expenses                                                       479,383
                                                                -------------
Net Investment Loss                                                  (76,287)
                                                                -------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                         11,272,649
Net change in unrealized appreciation                             (3,559,095)
                                                                -------------
Net Realized and Unrealized Gain on Investments                    7,713,554
                                                                -------------
Net Increase in Net Assets from Operations                        $7,637,267
                                                                =============

                                              See Notes to Financial Statements.

Sentinel Growth Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------


                                                             Six Months            Year
                                                                  Ended           Ended
                                                                5/31/97        11/30/96
                                                            (Unaudited)
                                                         --------------  --------------

Increase in Net Assets from Operations
Net investment income (loss)                               $   (76,287)     $    98,077
Net realized gain on sales of investments                   11,272,649       11,151,783
Net change in unrealized appreciation                       (3,559,095)       1,875,022
                                                         --------------  ---------------
Net increase in net assets from operations                   7,637,267       13,124,882
                                                         --------------  ---------------
Distributions to Shareholders
From net investment income                                     (59,692)        (258,814)
From net realized gain on investments                      (11,151,823)      (9,038,321)
                                                         --------------  ---------------
Total distributions to shareholders                        (11,211,515)      (9,297,135)
                                                         --------------  ---------------
From Capital Share Transactions
Net proceeds from sales of shares                             5,082,729        6,445,280
Net asset value of shares in reinvestment
  of dividends and distributions                             10,331,592        8,450,217
                                                          --------------  ---------------
                                                             15,414,321       14,895,497
Less: Payments for shares reacquired                         (4,693,420)      (9,353,332)
                                                          --------------  ---------------
Increase in net assets from capital share transactions        10,720,901        5,542,165
                                                          --------------  ---------------
Total Increase in Net Assets for period                        7,146,653        9,369,912
Net Assets: Beginning of period                               69,816,281       60,446,369
                                                          --------------  ---------------
Net Assets: End of period                                    $76,962,934      $69,816,281
                                                          ==============  ===============

Undistributed (Distributions in Excess of)
 Net Investment Income at End of Period                      $  (114,339)     $    21,641
                                                          ==============  ===============

See Notes to Financial Statements.

Sentinel Growth Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                        Six Months
                                                     Ended 5/31/97   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                       (Unaudited)     11/30/96     11/30/95     11/30/94     11/30/93     11/30/92
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net asset value at beginning of period                     $ 17.57      $ 16.93      $ 16.15      $ 17.51      $ 18.56      $ 15.99
                                                      ------------  -----------  -----------  -----------  -----------  -----------

Income from Investment Operations
Net investment income (loss)                                 (0.01)        0.03         0.07         0.05         0.04         0.11
Net realized and unrealized gain (loss) on investments        1.61         3.23         3.33        (0.92)       (0.28)        3.07
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Total from investment operations                              1.60         3.26         3.40        (0.87)       (0.24)        3.18
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Less Distributions
Dividends from net investment income                          0.02         0.07         0.05         0.03         0.04         0.16
Distributions from realized gains on investments              2.80         2.55         2.57         0.46         0.77         0.45
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Total Distributions                                           2.82         2.62         2.62         0.49         0.81         0.61
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net asset value at end of period                           $ 16.35      $ 17.57      $ 16.93      $ 16.15      $ 17.51      $ 18.56
                                                      ============  ===========  ===========  ===========  ===========  ===========
Total Return (%)*                                            11.1 ++      22.6         24.9         (5.1)        (1.3)        20.5

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               1.34 +       1.40         1.50         1.43         1.31         1.05
Ratio of expenses to average net assets before
 expense reductions (%)**                                     1.37 +       1.43         1.54         1.43         1.31         1.05
Ratio of net investment income to average net
 assets (%)                                                   (.01)+       0.16         0.42         0.30         0.22         0.63
Portfolio turnover rate (%)                                     76           98           84           58           12           28
Average commission rate paid per share                    $ .0600       $ .0600          N/A          N/A          N/A          N/A
Net assets at end of period (000 omitted)                 $76,963       $69,816      $60,446      $50,447      $57,833      $63,664

  + Annualized
 ++ Not Annualized

  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and
    (1) H.
N/A Not applicable to periods prior to 1996.

See Notes to Financial Statements.

Sentinel World Fund
Investment in Securities
at May 31, 1997 (Unaudited)

-------------------------------------------------------------
                                         Shares      Value
                                                    (Note 1)
-------------------------------------------------------------
Common Stocks 92.6%
Argentina 1.4%
YPF S. A. (ADR)                          40,000   $ 1,200,000
                                                  -----------
Australia 4.2%
CRA Ltd.                                 84,625     1,387,044
National Australia                      126,880     1,813,911
Westpac Bank Corp Ord.                   96,008       521,104
                                                  -----------
                                                    3,722,059
                                                  -----------
Denmark 3.2%
Novo Nordisk (ADR)                       25,000     1,371,875
Den Danske Bank                          15,000     1,427,365
                                                  -----------
                                                    2,799,240
                                                  -----------
Finland 0.9%
Cultor                                   15,400       789,782
                                                  -----------
France 6.3%
Alcatel Alsthom (ADR)                    40,005       910,114
Elf Aquitaine (ADR)                      28,785     1,500,418
Group Danone                              8,500     1,282,679
Guyenne et Gascogne                       2,940       903,649
Societe Generale                          8,850       985,101
                                                  -----------
                                                    5,581,961
                                                  -----------
Germany 1.9%
Bayer A.G. Ord.                          25,000       977,541
Siemens A.G.                             13,000       736,410
                                                  -----------
                                                    1,713,951
                                                  -----------
Hong Kong 3.2%
China Light & Power Co.                 310,000     1,552,300
HSBC Holdings                            40,890     1,240,130
                                                  -----------
                                                    2,792,430
                                                  -----------
Italy 2.8%
Istituto Mobiliare
 Italia (ADR)                            44,000     1,182,500
Stet Soc. Finanz Telefone
 (ADR)                                   25,000     1,278,125
                                                  -----------
                                                    2,460,625
                                                  -----------
Japan 19.6%
Canon                                    50,000     1,269,035
Dai Nippon Printing Co                   70,000     1,403,252
Dai Tokyo Fire & Marine                 110,000       615,159
DeoDeo Corp.                             37,000       779,919
Daiichi Pharmaceuticals                  70,000     1,204,508
Fuji Photo Film                          38,000     1,474,490
Hitachi Koki Co. Ord.                   175,000     1,252,689
Ito-Yokado                               23,000     1,313,946
Kirin Beverage                           50,000       825,949
Kyocera Corp.                            18,000     1,299,320
Mitsubishi Heavy Industry               200,000     1,441,968
Murata Manufacturing                     33,000     1,308,870
Sankyo Co LTD                            40,000     1,269,896
Sekisui House                           120,000     1,176,977
Teijin                                  180,000       760,389
                                                  -----------
                                                   17,396,367
                                                  -----------
Malaysia 0.6%
Malaysian Int'l. Shipping               246,666       569,305
                                                  -----------
Mexico 1.4%
Telefonos de Mexico (ADR)                27,500     1,220,313
                                                  -----------
Netherlands 9.7%
ABN Amro Bank                            84,876   $ 1,570,631
Akzo Nobel N.V.                          10,500     1,399,526
Elsevier                                 60,000     1,016,472
Hollandsche Beton
 Groep N.V.                               3,900       898,561
ING Groep N.V.                           27,290     1,207,736
Koninklijke Pt.                          20,872       731,129
Unilever N V (ADR)                        9,000     1,743,750
                                                  -----------
                                                    8,567,805
                                                  -----------
Norway 1.3%
Norsk Hydro (ADR)                        23,000     1,167,250
                                                  -----------
Singapore 2.6%
Jardine Matheson                        141,232       960,378
Singapore Int'l. Airlines               160,000     1,364,558
                                                  -----------
                                                    2,324,936
                                                  -----------
South Korea 0.5%
Pohang Iron & Steel Co.                   6,740       443,033
                                                  -----------
Spain 6.4%
Banco Popular                             7,500     1,594,010
Banco Santander                          18,000     1,536,981
Repsol (ADR)                             28,500     1,200,562
Telefonica de
 Espana S.A. (ADR)                       15,000     1,310,625
                                                  -----------
                                                    5,642,178
                                                  -----------
Sweden 4.2%
Aga B Free                               85,000     1,120,227
Astra AB B Free                         101,333     1,564,609
Volvo AB B                               37,500     1,039,311
Volvo AB B - Red. Rights                 37,500        10,030
                                                  -----------
                                                    3,734,177
                                                  -----------
Switzerland 4.5%
Globus PC                                 1,350       692,749
Nestle A.G. Registered                    1,175     1,463,708
Novartis A.G. Registered                  1,348     1,831,872
                                                  -----------
                                                    3,988,329
                                                  -----------
United Kingdom 17.9%
Albright & Wilson                       300,000       769,839
Allied Irish Bank                       192,815     1,474,881
Assoc. Brit. Food                       180,000     1,674,954
Boots Co. plc                            90,000     1,045,555
British Telecom plc (ADR)                18,000     1,320,750
Glaxo Hldg plc (ADR)                     37,500     1,509,375
Guinness plc                            160,000     1,492,783
Johnson Matthey plc                     100,000       767,380
National Westminster
 Bank plc                               111,342     1,359,215
Severn Trent Water plc                  108,669     1,386,276
Shell Transport & Trading                13,000     1,551,875
Tesco plc                               250,503     1,542,365
                                                  -----------
                                                   15,895,248
                                                  -----------
Total Common Stocks
 (Cost $65,922,168)                                82,008,989
                                                  -----------

Preferred Stock 1.8%
Germany
RWE A.G.
 (Cost $643,623)                         45,660     1,601,166
                                                  -----------
-------------------------------------------------------------
                                    Principal Amount  Value
                                       (M=$1,000)    (Note 1)
-------------------------------------------------------------
Corporate Short-Term Notes 2.6%
Merrill Lynch
 5.5%, 6/2/97                             1000M   $   999,847
Prudential Funding
 5.5%, 6/5/97                             1300M     1,299,206
                                                  -----------
Total Corporate Short Term Notes
 (Cost $2,299,053)                                  2,299,053
                                                  -----------
Total Investments
 (Cost $68,864,844)*                               85,909,208

Excess of Other Assets
 Over Liabilities 3.0%                              2,649,072
                                                  -----------
Net Assets                                        $88,558,280
                                                  ===========

-------------------------------------------------------------
              Summary of Foreign Securities
                by Industry Classification
                                       Percent of    Market
Industry                               Net Assets     Value
Airlines                                   1.5%   $ 1,364,558
Air Freight                                0.6%       569,305
Automobiles, Auto Parts                    1.2%     1,049,341
Banks                                     15.2%    13,465,699
Biotechnology                              1.8%     1,564,609
Broadcasting                               1.4%     1,269,035
Building, Construction                     1.0%       898,561
Chemicals                                  5.7%     5,027,522
Construction                               1.3%     1,176,977
Electrical Components                      0.8%       736,410
Financial Services                         2.8%     2,447,866
Foods, Beverage                            8.8%     7,809,897
Footware                                   1.2%     1,045,555
Gold/Precious Metals                       2.4%     2,154,424
Healthcare Drug/Pharmacy                   8.1%     7,187,526
Household Furniture &
 Appliances                                0.9%       779,919
Insurance                                  0.7%       615,159
Machinery                                  3.0%     2,694,657
Manufacturing & Process                    2.6%     2,269,248
Petroleum                                  7.5%     6,620,105
Photography                                1.7%     1,474,490
Printing, Publishing                       2.7%     2,419,724
Retail Food                                4.4%     3,909,722
Retail General                             2.3%     2,006,695
Steel                                      0.5%       443,033
Telecommunications                         7.7%     6,771,056
Textiles                                   1.5%     1,299,320
Utilities - Electric                       5.1%     4,539,742
                                          -----   -----------
                                          94.4%   $83,610,155
                                          =====   ===========
-------------------------------------------------------------

* Also cost for federal income tax purposes.
  At May 31, 1997, net unrealized appreciation for federal income tax purposes aggregated $17,044,364 of which $18,906,644 related to appreciated securities and $1,862,280 related to depreciated securities.

  (ADR) - American Depository Receipt


                                              See Notes to Financial Statements.

Sentinel World Fund
Statement of Assets and Liabilities
at May 31, 1997 (Unaudited)
--------------------------------------------------------------

Assets
Investments at value                            $85,909,208
Cash and cash equivalents                           570,961
Foreign currency (cost$2,847,455)                 2,831,472
Receivable for fund shares sold                     156,933
Receivable for dividends and interest               533,635
                                                -----------
   Total Assets                                  90,002,209
                                                -----------
Liabilities
Payable for securities purchased                  1,295,158
Payable for fund shares repurchased                     450
Accrued expenses                                     43,599
Management fee payable                               46,472
Distribution fee payable (Class A Shares)            40,400
Distribution fee payable (Class B Shares)             4,828
Fund service fee payable                             13,022
                                                -----------
   Total Liabilities                              1,443,929
                                                -----------
Net Assets Applicable to Outstanding Shares     $88,558,280
                                                ===========
Net Asset Value and Offering Price per Share
   Class A Shares
$82,711,987/4,881,659 shares outstanding        $     16.94
Sales Charge -- 5.00% of offering price                0.89
                                                -----------
Maximum Offering Price                          $     17.83
                                                ===========
   Class B Shares
$5,846,293/347,577 shares outstanding           $     16.82
                                                ===========

Net Assets Represent
Capital stock at par value                      $    52,292
Paid-in capital                                  68,747,309
Accumulated undistributed net investment income     269,320
Accumulated undistributed net realized gain
 on investments                                   2,481,149
Unrealized appreciation of investments           17,008,210
                                                -----------
Net Assets                                      $88,558,280
                                                ===========
Investments at Cost                             $68,864,844
                                                ===========

Sentinel World Fund
Statement of Operations
For the Six Months Ended May 31, 1997 (Unaudited)
--------------------------------------------------------------

Investment Income
Income:
Dividends                                        $1,013,017 *
Interest                                             47,674
                                                -----------
   Total Income                                   1,060,691
                                                -----------
Expenses:
Management advisory fee                             246,501
Transfer agent and custodian                        137,084
Distribution expense (Class A Shares)               111,240
Distribution expense (Class B Shares)                21,310
Accounting services                                  12,100
Auditing fees                                         3,760
Legal fees                                            2,230
Reports and notices to shareholders                   5,098
Directors' fees and expenses                          5,025
Other                                                18,923
                                                -----------
   Total Expenses                                   563,271
   Expense Offset                                   (11,044)
                                                -----------
   Net Expenses                                     552,227
                                                -----------
Net Investment Income                               508,464
                                                -----------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments                                       2,512,944
Foreign currency transactions                      (232,762)
                                                -----------
   Net realized gain                              2,280,182
                                                -----------
Net change in unrealized appreciation during the
 period:
Investments                                       5,481,484
Foreign currency transactions                        (2,737)
                                                -----------
Net change in unrealized appreciation             5,478,747
                                                -----------
Net Realized and Unrealized Gain on Investments   7,758,929
                                                -----------
Net Increase in Net Assets from Operations       $8,267,393
                                                ===========


* Net of Foreign Tax Withholding of $120,942



14                                            See Notes to Financial Statements.

Sentinel World Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    Six Months             Year
                                                         Ended            Ended
                                                       5/31/97         11/30/96
                                                    (Unaudited)
                                                  ------------    -------------
Increase in Net Assets from Operations
Net investment income                              $   508,464     $    581,489
Net realized gain on sales of investments            2,280,182        1,086,639
Net change in unrealized appreciation                5,478,747        7,057,255
                                                  ------------    -------------
Net increase in net assets from operations           8,267,393        8,725,383
                                                  ------------    -------------

Distributions to Shareholders
From net investment income
 Class A Shares                                       (509,018)        (471,463)
 Class B Shares                                         (9,446)               -
From realized gain on investments
 Class A Shares                                     (1,108,320)        (228,430)
 Class B Shares                                        (52,020)               -
                                                  ------------    -------------
Total distributions to shareholders                 (1,678,804)        (699,893)
                                                  ------------    -------------
From Capital Share Transactions
Net proceeds from sales of shares
 Class A Shares                                     11,751,081       27,277,778
 Class B Shares                                      2,358,886        3,168,407
Net asset value of shares in reinvestment
  of dividends and distributions
 Class A Shares                                      1,510,239          660,554
 Class B Shares                                         58,245                -
                                                  ------------    -------------
                                                    15,678,451       31,106,739
Less: Payments for shares reacquired
 Class A Shares                                     (8,151,674)     (12,059,284)
 Class B Shares                                       (202,331)        (129,688)
                                                  ------------    -------------
Increase in net assets from capital share
 transactions                                        7,324,446       18,917,767
                                                  ------------    -------------
Total Increase in Net Assets for period             13,913,035       26,943,257
Net Assets: Beginning of period                     74,645,245       47,701,988
                                                  ------------    -------------
Net Assets: End of period                          $88,558,280     $ 74,645,245
                                                  ============    =============
Undistributed Net Investment Income
 at End of Period                                  $   269,320     $    512,082
                                                  ============    =============

See Notes to Financial Statements.                                            15

Sentinel World Fund (A)
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                     Six Months                                                       Nine
                                                  Ended 5/31/97     Year Ended     Year Ended    Year Ended   Months Ended
Class A Shares                                       (Unaudited)      11/30/96       11/30/95      11/30/94     11/30/93(B)
                                                  -------------    -----------    -----------   -----------   ------------
Net asset value at beginning of period                  $ 15.69      $   13.78      $   12.74       $ 11.86        $  9.56
                                                  -------------    -----------    -----------   -----------   ------------

Income from Investment Operations
Net investment income                                      0.05           0.12           0.14          0.08           0.02
Net realized and unrealized gain on investments            1.55           1.99           1.14          0.89           2.28
                                                  -------------    -----------    -----------   -----------   ------------
Total from investment operations                           1.60           2.11           1.28          0.97           2.30
                                                  -------------    -----------    -----------   -----------   ------------

Less Distributions
Dividends from net investment income                       0.11           0.13           0.09          0.03              -
Distributions from realized gains on investments           0.24           0.07           0.15          0.06              -
                                                  -------------    -----------    -----------   -----------   ------------
Total Distributions                                        0.35           0.20           0.24          0.09              -
                                                  -------------    -----------    -----------   -----------   ------------
Net asset value at end of period                        $ 16.94      $   15.69      $   13.78       $ 12.74        $ 11.86
                                                  =============    ===========    ===========   ===========   ============

Total Return (%) **                                        10.5++         15.5           10.2           8.2           24.1++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)            1.35+          1.43           1.56          1.58           2.00+
Ratio of expenses to average net assets before
   expense reductions (%) ***                              1.38+          1.48           1.63          1.58           2.12+
Ratio of net investment income to
   average net assets (%)                                  1.33+          0.94           0.79          0.62           0.41+*
Portfolio turnover rate (%)                                  13             14             32            30             66
Average commission rate paid per share                  $ .0490      $   .0455            N/A           N/A            N/A
Net assets at end of period (000 omitted)               $82,712      $  71,458      $  47,702       $41,970        $16,872

--------------------------------------------------------------------------------

                                                         Six Months             Eight Months
                                                      Ended 5/31/97                    Ended
Class B Shares                                           (Unaudited)              11/30/96(C)
                                                      -------------             ------------
Net asset value at beginning of period                      $ 15.58                $   14.49
                                                      -------------             ------------

Income from Investment Operations
Net investment income (loss)                                   0.02                    (0.08)
Net realized and unrealized gain on investments                1.50                     1.17
                                                      -------------             ------------
Total from investment operations                               1.52                     1.09
                                                      -------------             ------------

Less Distributions
Dividends from net investment income                           0.04                        -
Distributions from realized gains on investments               0.24                        -
                                                      -------------             ------------
Total Distributions                                            0.28                        -
                                                      -------------             ------------
Net asset value at end of period                            $ 16.82                $   15.58
                                                      =============             ============
Total Return (%) **                                            10.0++                    7.5 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                2.20+                    2.56 +
Ratio of expenses to average net assets before
   expense reductions (%) ***                                  2.22+                    2.59 +
Ratio of net investment income to average net assets (%)        .49+                   (0.19)+
Portfolio turnover rate (%)                                      13                       14
Average commission rate paid per share                      $ .0490                $   .0455
Net assets at end of period (000 omitted)                   $ 5,846                $   3,188


(A) As of April 1, 1996 INVESCO Capital Management, Inc. became the sub-advisor to the Fund.
(B)  Commenced operations March 1, 1993.
(C)  Commenced operations April 1, 1996.
  +  Annualized
 ++  Not Annualized
  * Ratio of net investment income to average net assets would have been .29% in 1993, in the absence of a voluntary expense reimbursement.
 ** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
*** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H.
N/A  Not Applicable to periods prior to 1996.



See Notes to Financial Statements.
16

Sentinel Common Stock Fund
Investment in Securities
at May 31, 1997 (Unaudited)

----------------------------------------------------------------------
                                               Shares         Value
                                                             (Note 1)
----------------------------------------------------------------------
Common Stocks 93.2%
Aerospace 0.1%
Boeing Co.                                     17,850   $    1,878,713
                                                        --------------
Automobiles & Auto Parts  5.7%
Chrysler Corp                                 700,000       22,225,000
Echlin Inc.                                   550,000       18,356,250
Ford Motor                                    800,000       30,000,000
Pep Boys -
 Manny Moe & Jack                             346,000       10,812,500
                                                        --------------
                                                            81,393,750
                                                        --------------
Banks 9.1%
Bank of New York                              550,000       23,443,750
BankAmerica Corp.                             200,000       23,375,000
Chase Manhattan Corp.                         287,200       27,140,400
Citicorp                                      190,000       21,731,250
First Union Corp.                             250,000       21,468,750
Morgan (J.P.)                                 135,000       14,512,500
                                                        --------------
                                                           131,671,650
                                                        --------------
Beverages 1.2%
Coca-Cola                                     250,000       17,062,500
                                                        --------------
Building Materials 1.7%
Sherwin - Williams                            800,000       24,000,000
                                                        --------------
Computer Products 0.5%
Hewlett Packard                               135,000        6,952,500
                                                        --------------
Consumer & Business Svcs 3.2%
Electronic Data Systems                       550,986       20,593,102
Omnicom Group                                 450,000       26,100,000
                                                        --------------
                                                            46,693,102
                                                        --------------
Consumer Products 5.7%
American Brands                               525,000       25,725,000
Gillette                                      175,000       15,553,125
Kimberly - Clark                              522,000       26,165,250
Rubbermaid                                    525,000       14,634,375
                                                        --------------
                                                            82,077,750
                                                        --------------
Drugs 4.0%
American Home Products                        450,000       34,312,500
Pfizer, Inc.                                  225,000       23,146,875
                                                        --------------
                                                            57,459,375
                                                        --------------
Electrical Equipment 4.1%
Emerson Electric                              500,000       27,000,000
General Electric                              530,000       31,998,750
                                                        --------------
                                                            58,998,750
                                                        --------------
Energy 10.1%
Amoco                                         259,600       23,201,750
Chevron                                       240,000       16,800,000
Exxon                                         630,800       37,374,900
Mobil                                         210,000       29,373,750
Royal Dutch Petroleum                         197,218       38,506,815
                                                        --------------
                                                           145,257,215
                                                        --------------
Financial 2.1%
American Express                              425,000       29,537,500
                                                        --------------
Foods 3.9%
CPC International                             325,000       27,950,000
Sara Lee                                      700,000       28,612,500
                                                        --------------
                                                            56,562,500
                                                        --------------
Healthcare Providers 1.8%
Columbia/HCA Healthcare                       712,500       26,095,312
                                                        --------------
Industrial-Diversified 7.2%
Crown Cork & Seal                             400,000       23,300,000
PPG Industries                                325,000       18,890,625
Parker-Hannifin                               650,000       34,206,250
Rockwell Int'l                                425,000       27,412,500
                                                        --------------
                                                           103,809,375
                                                        --------------
Insurance 6.2%
Allstate Corp.                                425,000       31,290,625
American General                              625,000       27,656,250
American Int'l Group                          225,000       30,459,375
                                                        --------------
                                                            89,406,250
                                                        --------------
Lodging 1.1%
Marriott International                        275,000       15,881,250
                                                        --------------
Medical - Equipment & Supplies 2.1%
Johnson & Johnson                             500,000       29,937,500
                                                        --------------
Oil Field Equipment & Services 3.0%
Halliburton Co.                               285,000       22,051,875
Schlumberger Ltd.                             180,000       21,442,500
                                                        --------------
                                                            43,494,375
                                                        --------------
Publishing 2.8%
Gannett                                       250,000       23,125,000
McGraw-Hill                                   300,000       16,387,500
                                                        --------------
                                                            39,512,500
                                                        --------------
Railroads 2.8%
Canadian Pacific                              750,000       19,875,000
Union Pacific Corp.                           300,000       20,325,000
                                                        --------------
                                                            40,200,000
                                                        --------------
Retail 2.9%
May Department Stores                         366,980       17,293,933
Sears, Roebuck                                503,500       24,734,437
                                                        --------------
                                                            42,028,370
                                                        --------------
Telecommunications Equipment 1.2%
Lucent Technologies, Inc                      260,000       16,542,500
                                                        --------------
Tobacco 1.2%
Philip Morris                                 390,000       17,160,000
                                                        --------------
Utilities - Electric 5.5%
Duke Power                                    300,000       13,500,000
FPL Group                                     450,000       20,925,000
Florida Progress                              650,000       19,093,750
PacifiCorp                                  1,300,000       25,837,500
                                                        --------------
                                                            79,356,250
                                                        --------------
Utilities - Gas 3.0%
Enron Corp.                                   525,000       21,393,750
Sonat, Inc.                                   380,000       21,850,000
                                                        --------------
                                                            43,243,750
                                                        --------------
Utilities - Telephone 1.0%
GTE Corp.                                     325,000       14,340,625
                                                        --------------
Total Common Stocks
 (Cost $684,642,443)                                     1,340,553,362
                                                        --------------
Preferred Stock 0.8%
Microsoft Corp. Series A
 (Cost $11,393,363)                           142,500       12,272,812
                                                        --------------
----------------------------------------------------------------------
                                         Principal Amount     Value
                                            (M=$1,000)       (Note 1)
----------------------------------------------------------------------
Corporate Short-Term Notes 5.7%
Commercial Credit
 5.51%, 06/12/97                              14,000M   $   13,976,429
 5.52%, 06/26/97                               6,000M        5,977,000
Beneficial Corp
 5.56%, 07/10/97                               9,500M        9,442,779
IBM Credit Corp
 5.52%, 06/04/97                              10,500M       10,495,170
John Deere Cap Corp
 5.56%, 06/23/97                               8,000M        7,972,818
Merrill Lynch
 5.54%, 06/09/97                               7,500M        7,490,766
 5.53%, 07/01/97                               6,000M        5,972,350
Norwest Financial
 5.55%, 06/19/97                               6,000M        5,983,350
 5.51%, 07/07/97                               4,500M        4,475,205
Prudential Funding
 5.55%, 06/16/97                              10,000M        9,976,875
                                                        --------------
Total Corporate Short-Term Notes
 (Cost $ 81,762,742)                                        81,762,742
                                                        --------------
Total Investments
 (Cost $ 777,798,548)*                                   1,434,588,916

Excess of Other Assets
  Over Liabilities 0.3%                                      4,193,074
                                                        --------------
Net Assets                                              $1,438,781,990
                                                        ==============

----------------------------------------------------------------------
* The aggregate cost for federal income tax purposes was $777,865,854. At May 31, 1997, unrealized appreciation for income tax purposes aggregated $656,723,062 of which $667,807,712 related to appreciated securities and $11,084,650 related to depreciated securities.


                                              See Notes to Financial Statements.

Sentinel Common Stock Fund
Statement of Assets and Liabilities
at May 31, 1997 (Unaudited)
---------------------------------------------------------------------

Assets
Investments at value                              $1,434,588,916
Cash and cash equivalents                                691,633
Receivable for fund shares sold                          736,618
Receivable for dividends and interest                  4,856,848
                                                  --------------
   Total Assets                                    1,440,874,015
                                                  --------------

Liabilities
Payable for fund shares repurchased                       38,782
Accrued expenses                                         477,995
Management fee payable                                   665,337
Distribution fee payable (Class A Shares)                729,075
Distribution fee payable (Class B Shares)                 39,681
Fund service fee payable                                 141,155
                                                  --------------
   Total Liabilities                                   2,092,025
                                                  --------------
Net Assets Applicable to Outstanding shares       $1,438,781,990
                                                  ==============

Net Asset Value and Offering Price per Share
   Class A Shares
$1,390,381,211/34,546,547 shares outstanding      $        40.25
Sales Charge -- 5.00% of offering price                     2.12
                                                  --------------
Maximum Offering Price                            $        42.37
                                                  ==============

   Class B Shares
$48,400,779/1,204,005 shares outstanding          $        40.20
                                                  ==============

Net Assets Represent
Capital stock at par value                        $      357,506
Paid-in capital                                      686,050,037
Accumulated undistributed net investment income        4,076,460
Accumulated undistributed net realized gain
 on investments                                       91,507,619
Unrealized appreciation of investments               656,790,368
                                                  --------------
Net Assets                                        $1,438,781,990
                                                  ==============
Investments at Cost                               $  777,798,548
                                                  ==============

Sentinel Common Stock Fund
Statement of Operations
For the Six Months Ended May 31, 1997 (Unaudited)
----------------------------------------------------------------------

Investment Income
Income:
Dividends                                         $   14,697,713
Interest                                               2,063,351
                                                  --------------
   Total Income                                       16,761,064
                                                  --------------

Expenses:
Management advisory fee                                3,707,454
Transfer agent and custodian                             924,583
Distribution expense (Class A Shares)                  1,825,000
Distribution expense (Class B Shares)                    181,645
Accounting services                                      252,740
Auditing fees                                             57,500
Legal fees                                                34,700
Reports and notices to shareholders                       86,407
Directors' fees and expenses                              80,242
Other                                                     84,984
                                                  --------------
    Total Expenses                                     7,235,255
    Expense Offset                                       (67,108)
                                                  --------------
    Net Expenses                                       7,168,147
                                                  --------------
Net Investment Income                                  9,592,917
                                                  --------------

Realized and Unrealized Gain on Investments
Net realized gain on sales of investments             91,646,918
Net change in unrealized appreciation                 23,358,507
                                                  --------------
Net Realized and Unrealized Gain on Investments      115,005,425
                                                  --------------
Net Increase in Net Assets from Operations        $  124,598,342
                                                  ==============



18                                            See Notes to Financial Statements.

Sentinel Common Stock Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 Six Months               Year
                                                      Ended              Ended
                                                    5/31/97           11/30/96
                                                 (Unaudited)
                                             ---------------    ---------------
Increase in Net Assets from Operations
Net investment income                        $    9,592,917     $   19,052,646
Net realized gain on sales of investments        91,646,918        116,444,973
Net change in unrealized appreciation            23,358,507        148,127,314
                                             ---------------    ---------------
Net increase in net assets from operations      124,598,342        283,624,933
                                             ---------------    ---------------
Distributions to Shareholders
From net investment income
  Class A Shares                                 (8,521,982)       (19,249,840)
  Class B Shares                                    (91,928)           (42,698)
From net realized gain on investments
  Class A Shares                               (113,937,213)       (82,958,132)
  Class B Shares                                 (2,471,535)                 -
                                             ---------------    ---------------
Total distributions to shareholders            (125,022,658)      (102,250,670)
                                             ---------------    ---------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                 60,050,395        109,605,903
  Class B Shares                                 18,775,095         24,776,151
Net asset value of shares in reinvestment
   of dividends and distributions
  Class A Shares                                101,273,016         83,386,533
  Class B Shares                                  2,521,320             37,935
                                              ---------------    ---------------
                                                182,619,826        217,806,522
Less: Payments for shares reacquired
  Class A Shares                                (76,108,445)      (122,853,547)
  Class B Shares                                 (1,154,593)          (421,513)
                                             ---------------    ---------------
Increase in net assets from capital
 share transactions                             105,356,788         94,531,462
                                             ---------------    ---------------
Total Increase in Net Assets for period         104,932,472        275,905,725
Net Assets: Beginning of period               1,333,849,518      1,057,943,793
                                             ---------------    ---------------
Net Assets: End of period                    $1,438,781,990     $1,333,849,518
                                             ===============    ===============
Undistributed Net Investment Income
 at End of Period                            $    4,076,460     $    3,097,452
                                             ===============    ===============





See Notes to Financial Statements.

Sentinel Common Stock Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                  Six Months
                               Ended 5/31/97       Year Ended     Year Ended      Year Ended     Year Ended     Year Ended
Class A Shares                    (Unaudited)        11/30/96       11/30/95        11/30/94       11/30/93       11/30/92
                              ---------------     ------------   ------------    ------------   ------------   ------------
 Net asset value at beginning
 of period                        $    40.60       $    35.21     $    28.25        $  29.63       $  29.71      $   26.78
                              ---------------     ------------   ------------    ------------   ------------   ------------
Income from Investment
 Operations
Net investment income                   0.28             0.59           0.72            0.83           0.79           0.90
Net realized and unrealized
 gain (loss) on investments             3.17             8.18           8.09           (1.35)          1.66           3.44
                              ---------------     ------------   ------------    ------------   ------------   ------------
Total from investment
 operations                             3.45             8.77           8.81           (0.52)          2.45           4.34
                              ---------------     ------------   ------------    ------------   ------------   ------------
Less Distributions
Dividends from net
 investment income                      0.26             0.61           0.74            0.80           0.82           0.91
Distributions from realized
 gains on investments                   3.54             2.77           1.11            0.06           1.71           0.50
                              ---------------     ------------   ------------    ------------   ------------   ------------
Total Distributions                     3.80             3.38           1.85            0.86           2.53           1.41
                              ---------------     ------------   ------------    ------------   ------------   ------------
Net asset value at end of
 period                           $    40.25       $    40.60      $   35.21        $  28.25       $  29.63      $   29.71
                              ===============     ============    ===========    ============   ============   ============

Total Return (%) *                       9.5 ++          27.2           32.8            (1.8)           8.8          16.7
Ratios/Supplemental Data
Ratio of net expenses to
 average net assets (%)                 1.04 +           1.06           1.09            1.02           0.93          0.72
Ratio of expenses to average
 net assets before
 expense reductions (%)**               1.05 +           1.07           1.10            1.02           0.93          0.72
Ratio of net investment
 income to average net
 assets (%)                             1.44 +           1.64           2.29            2.82           2.68          3.13
Portfolio turnover rate (%)               11               22             22              15              9             5
Average commission rate paid
 per share                        $    .0600       $    .0600            N/A             N/A            N/A           N/A
Net assets at end of period
 (000 omitted)                    $1,390,381       $1,306,592     $1,057,944        $839,335       $897,836      $688,309
---------------------------------------------------------------------------------------------------------------------------
                                  Six Months       Eight Months
                               Ended 5/31/97              Ended
Class B Shares                    (Unaudited)        11/30/96(A)
                              ---------------     --------------
Net asset value at beginning
 of period                        $    40.57        $     35.43
                              ---------------     --------------
Income from Investment
 Operations
Net investment income                   0.14               0.22
Net realized and unrealized
 gain on investments                    3.14               5.05
                              ---------------     --------------
Total from investment
 operations                             3.28               5.27
                              ---------------     --------------
Less Distributions
Dividends from net
 investment income                      0.11               0.13
Distributions from realized
 gains on investments                   3.54                  -
                              ---------------     --------------
Total Distributions                     3.65               0.13
                              ---------------     --------------
Net asset value at end of
 period                           $    40.20        $     40.57
                              ===============     ==============
Total Return (%) *                       9.1 ++            14.9 ++
Ratios/Supplemental Data
Ratio of net expenses to
 average net assets (%)                 1.86 +             1.91 +
Ratio of expenses to average
 net assets before
 expense reductions (%)**               1.86 +             1.92 +
Ratio of net investment
 income to average net
 assets (%)                              .62 +              .80 +
Portfolio turnover rate (%)               11                 22
Average commission rate paid
 per share                        $    .0600        $     .0600
Net assets at end of period
 (000 omitted)                    $   48,401        $    27,257



(A)  Commenced operations April 1, 1996.
  +  Annualized
 ++  Not annualized

  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1)H.
N/A  Not applicable to periods prior to 1996.





See Notes to Financial Statements.
20

Sentinel Balanced Fund
Investment in Securities
at May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                  Principal Amount     Value
                                                     (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
U.S. Government Obligations 19.5%
U.S. Treasury Obligations 10.5%
5-Year:
  Note 5.5%, '00                                          4250M      $ 4,125,050
                                                                    ------------
10-Year:
  Note 5.75%, '03                                         5000M        4,798,150
  Note 7.5%, '05                                          6750M        7,094,588
  Note 6.875%, '06                                         750M          759,697
  Note 6.25%, '07                                        16500M       16,042,950
                                                                    ------------
                                                                      28,695,385
                                                                    ------------
30-Year:
  Note 7.25%, '16                                         1000M        1,029,140
                                                                    ------------
Total U.S. Treasury Obligations                                       33,849,575
                                                                    ------------
U.S. Government Agency Obligations 9.0%
Federal Home Loan Mortgage Corporation 1.9%
5-Year:
  7%, '10                                                 1181M        1,174,402
                                                                    ------------
15-Year:
  8%, '07                                                 1272M        1,305,572
  6.5%, '08                                               1790M        1,756,505
                                                                    ------------
                                                                       3,062,077
                                                                    ------------
30-Year:
  8%, '08                                                 1934M        1,993,098
                                                                    ------------
Total Federal Home
 Loan Mortgage Corporation                                             6,229,577
                                                                    ------------
Federal National Mortgage Association 3.5%
Collateralized Mortgage Obligation
  CMO Trust Series
  22(Y) 7.95%, '17                                        2527M        2,577,124
                                                                    ------------
Medium Term Note:
  6.29%, '00                                              4000M        3,977,000
                                                                    ------------
15-Year:
  7.5%, '06                                                863M          878,571
  7.5%, '07                                               1239M        1,253,710
  7.5%, '07                                               2479M        2,506,347
                                                                    ------------
                                                                       4,638,628
                                                                    ------------
Total Federal National
 Mortgage Association                                                 11,192,752
                                                                    ------------
Government National Mortgage Association 3.6%
15-Year:
  8.5%, '02                                               4000M        4,136,250
  8%, '08                                                 4299M        4,428,269
                                                                    ------------
                                                                       8,564,519
                                                                    ------------
30-Year:
  9%, '09                                                   43M           45,608
  7.75%, '26                                              3061M        3,086,372
                                                                    ------------
                                                                       3,131,980
                                                                    ------------
Total Government
 National Mortgage Assocation                                         11,696,499
                                                                    ------------
Total U.S. Government
 Agency Obligations                                                   29,118,828
                                                                    ------------
Total U.S. Government Obligations
 (Cost $63,533,390)                                                   62,968,403
                                                                    ------------
Bonds 12.1%
Beverages 0.3%
Anheuser Busch 8.5%, '17                                   771M          799,912
                                                                    ------------
Financial Institutions 3.9%
C.S. First Boston
 7.75%, '06                                               3000M        3,082,500
First Union Corp.
  6.824%, '26                                             2325M        2,301,750
Lehman Brothers Holdings
  8.5%, '15                                               2800M        2,961,000
Midland Bank 7.65%, '25                                    800M          828,000
Salomon Bros. 6.875%, '03                                 3500M        3,425,625
                                                                    ------------
                                                                      12,598,875
                                                                    ------------
Foreign Financial Institutions 1.8
BCH Cayman Islands Ltd.
  7.7%, '06                                               2500M        2,546,875
Swedish Export Credit
  9.875%, '38                                             3000M        3,206,250
                                                                    ------------
                                                                       5,753,125
                                                                    ------------
Industrial - Diversified 1.5%
Dimon Inc. 8.875%, '06                                    1800M        1,863,000
Petroleum Geo-Services
  7.5%, '07                                               3000M        2,996,250
                                                                    ------------
                                                                       4,859,250
                                                                    ------------
Insurance 1.7%
Farmers Insurance Exchange
  8.625%, '24                                             3000M        3,086,250
Provident Capital Trust
  8.6%, '26                                               2500M        2,428,125
                                                                    ------------
                                                                       5,514,375
                                                                    ------------
Telecommunications 2.1%
Comsat 8.05%, '06                                         2000M        2,156,720
Continental Cablevision
  8.3%, '06                                               2000M        2,112,500
News America Holdings
  8%, '16                                                 2500M        2,456,250
                                                                    ------------
                                                                       6,725,470
                                                                    ------------
Utility-Electric 0.6%
New Orleans Public Service
  8%, '06                                                 2000M        2,010,000
                                                                    ------------
Utility-Gas 0.2%
Consolidated Natural Gas
  8.625%, '11                                              623M          641,690
                                                                    ------------
Total Bonds
  (Cost $39,259,048)                                                  38,902,697
                                                                    ------------

--------------------------------------------------------------------------------
                                                        Shares         Value
                                                                      (Note 1)
--------------------------------------------------------------------------------
Common Stocks 60.8%
Aerospace 0.1%
Boeing Co                                                2,730       $   287,332
                                                                    ------------
Automobiles & Auto Parts 3.5%
Chrysler Corp                                           90,000         2,857,500
Echlin Inc.                                             80,000         2,670,000
Ford Motor                                             115,000         4,312,500
Pep Boys -
 Manny Moe & Jack                                       42,600         1,331,250
                                                                    ------------
                                                                      11,171,250
                                                                    ------------
Banks 5.2%
Bank of New York                                        80,000         3,410,000
BankAmerica Corp.                                       25,000         2,921,875
Chase Manhattan Corp.                                   26,000         2,457,000
Citicorp                                                25,000         2,859,375
First Union Corp.                                       33,000         2,833,875
Morgan (J.P.)                                           20,000         2,150,000
                                                                    ------------
                                                                      16,632,125
                                                                    ------------
Beverages 0.7%
Coca-Cola                                               33,000         2,252,250
                                                                    ------------
Building Materials 1.1%
Sherwin-Williams                                       120,000         3,600,000
                                                                    ------------
Computer Products 0.3%
Hewlett Packard                                         18,000           927,000
                                                                    ------------
Consumer & Business Services 2.2%
Electronic Data Systems                                 75,312         2,814,786
Omnicom Group                                           75,000         4,350,000
                                                                    ------------
                                                                       7,164,786
                                                                    ------------
Consumer Products 2.8%
American Brands                                         70,000         3,430,000
Kimberly-Clark                                          70,000         3,508,750
Rubbermaid                                              75,000         2,090,625
                                                                    ------------
                                                                       9,029,375
                                                                    ------------
Drugs 2.5%
American Home Products                                  60,000         4,575,000
Pfizer, Inc.                                            35,000         3,600,625
                                                                    ------------
                                                                       8,175,625
                                                                    ------------
Electrical Equipment 3.5%
Emerson Electric                                        75,000         4,050,000
General Electric                                        70,000         4,226,250
Grainger, (W.W.)                                        40,000         3,210,000
                                                                    ------------
                                                                      11,486,250
                                                                    ------------
Energy 6.2%
Amoco                                                   44,000         3,932,500
Chevron                                                 35,000         2,450,000
Exxon                                                   76,000         4,503,000
Mobil                                                   30,050         4,203,244
Royal Dutch Petroleum                                   24,000         4,686,000
                                                                    ------------
                                                                      19,774,744
                                                                    ------------
Financial 1.2%
American Express                                        55,000         3,822,500
                                                                    ------------
Foods 2.4%
CPC International                                       45,000         3,870,000
Sara Lee                                                95,000         3,883,125
                                                                    ------------
                                                                       7,753,125
                                                                    ------------
Healthcare Providers 1.1%
Columbia/HCA Healthcare                                 97,500         3,570,937
                                                                    ------------

                                                                    (continued)

Sentinel Balanced Fund
Investment in Securities (cont'd.)
at May 31, 1997 (Unaudited)


------------------------------------------------------------
                                        Shares       Value
                                                    (Note 1)
------------------------------------------------------------
Industrial-Diversified 5.3%
Crown Cork & Seal                       55,000  $  3,203,750
Dover                                   30,000     1,717,500
PPG Industries                          50,000     2,906,250
Parker-Hannifin                         95,000     4,999,375
Rockwell Int'l.                         65,000     4,192,500
                                                ------------
                                                  17,019,375
                                                ------------
Insurance 4.5%
Allstate Corp.                          55,000     4,049,375
American General                        85,000     3,761,250
American Int'l. Group                   30,000     4,061,250
Equitable of Iowa                       45,000     2,491,875
                                                ------------
                                                  14,363,750
                                                ------------
Lodging 0.7%
Marriott International                  40,000     2,310,000
                                                ------------
Medical-Equipment & Supplies 1.3%
Johnson & Johnson                       72,000     4,311,000
                                                ------------
Oil Field Equipment & Services 1.8%
Halliburton Co.                         37,500     2,901,563
Schlumberger Ltd.                       24,000     2,859,000
                                                ------------
                                                   5,760,563
                                                ------------
Publishing 2.0%
Gannett                                 35,000     3,237,500
McGraw-Hill                             60,000     3,277,500
                                                ------------
                                                   6,515,000
                                                ------------
Railroads 2.6%
Canadian Pacific                       100,000     2,650,000
Illinois Central Corp.                  82,500     2,980,313
Union Pacific Corp.                     40,000     2,710,000
                                                ------------
                                                   8,340,313
                                                ------------
Retail 2.2%
May Department Stores                   55,000     2,591,875
Sears, Roebuck                          90,000     4,421,250
                                                ------------
                                                   7,013,125
                                                ------------
Telecommunications-Equipment 0.7%
Lucent Technologies, Inc.               35,000     2,226,875
                                                ------------
Tobacco 0.7%
Philip Morris                           54,000     2,376,000
                                                ------------
Utilities-Electric 3.2%
Duke Power                              40,000     1,800,000
FPL Group                               60,000     2,790,000
Florida Progress                        80,000     2,350,000
PacifiCorp                             160,000     3,180,000
                                                ------------
                                                  10,120,000
                                                ------------
Utilities-Gas 2.0%
Enron Corp.                             75,000     3,056,250
Sonat, Inc.                             60,000     3,450,000
                                                ------------
                                                   6,506,250
                                                ------------
Utilities-Telephone 1.0%
GTE Corp.                               70,000     3,088,750
                                                ------------
Total Common Stocks
 (Cost $111,679,307)                             195,598,300
                                                ------------

Preferred Stock 0.5%
Microsoft Corp. Series A
 (Cost $1,575,175)                      19,700     1,696,663
                                                ------------


---------------------------------------------------------------
                                     Principal Amount  Value
                                        (M=$1,000)    (Note 1)
---------------------------------------------------------------
Corporate Short-Term Notes 12.3%
CIT Group Holdings 5.51%
 06/16/97                                  5000M   $  4,988,521
Merrill Lynch 5.52%
 06/10/97                                  8000M      7,988,960
Norwest Financial Inc. 5.5%
 06/16/97                                  6000M      5,986,250
Prudential Funding 5.55%
 06/05/97                                  3700M      3,697,718
Prudential Funding 5.51%
 06/16/97                                 10000M      9,977,042
Transamerica Financial Corp. 5.56%
 06/02/97                                  7000M      6,998,919
                                                   ------------
Total Corporate Short-Term Notes
 (Cost $39,637,410)                                  39,637,410
                                                   ------------
Total Investments
 (Cost $255,684,330)*                               338,803,473

Excess of Liabilities
 Over Other Assets (5.2%)                           (16,919,808)
                                                   ------------
Net Assets                                         $321,883,665
                                                   ============

---------------------------------------------------------------
* Also cost for federal income tax purposes.
  At May 31, 1997, net unrealized appreciation for federal income tax purposes aggregated $83,119,143 of which $85,280,012 related to appreciated securities and $2,160,869 related to depreciated securities.

                                              See Notes to Financial Statements.
22

Sentinel Balanced Fund
Statement of Assets and Liabilities
at May 31, 1997 (Unaudited)
------------------------------------------------------------------------

Assets
Investments at value                            $338,803,473
Cash and cash equivalents                          1,464,314
Receivable for fund shares sold                      108,170
Receivable for dividends and interest              2,443,894
                                                ------------
   Total Assets                                  342,819,851
                                                ------------

Liabilities
Payable for securities purchased                  20,459,943
Payable for fund shares repurchased                   18,705
Accrued expenses                                      93,213
Management fee payable                               169,489
Distribution fee payable (Class A Shares)            140,569
Distribution fee payable (Class B Shares)             15,392
Fund service fee payable                              38,875
                                                ------------
   Total Liabilities                              20,936,186
                                                ------------
Net Assets Applicable to Outstanding Shares     $321,883,665
                                                ============
Net Asset Value and Offering Price per Share
   Class A Shares
$302,691,037 / 16,047,546 shares outstanding    $      18.86
Sales Charge -- 5.00% of offering price                 0.99
                                                ------------
Maximum Offering Price                          $      19.85
                                                ============

   Class B Shares
$19,192,628 / 1,015,974 shares outstanding      $      18.89
                                                ============

Net Assets Represent
Capital stock at par value                      $    170,635
Paid-in capital                                  230,129,317
Accumulated undistributed net investment income    1,390,251
Accumulated undistributed net realized gain
 on investments                                    7,074,319
Unrealized appreciation of investments            83,119,143
                                                ------------
Net Assets                                      $321,883,665
                                                ============
Investments at Cost                             $255,684,330
                                                ============

Sentinel Balanced Fund
Statement of Operations
For the Six Months Ended May 31, 1997 (Unaudited)
------------------------------------------------------------------------

Investment Income
Income:
Dividends                                        $ 2,129,338
Interest                                           4,240,323
                                                ------------
   Total Income                                    6,369,661
                                                ------------
Expenses:
Management advisory fee                              969,039
Transfer agent and custodian                         263,606
Distribution expense (Class A Shares)                441,000
Distribution expense (Class B Shares)                 72,175
Accounting services                                   57,860
Auditing fees                                         12,695
Legal fees                                             5,720
Reports and notices to shareholders                   14,089
Directors' fees and expenses                          19,000
Other                                                 26,208
                                                ------------
   Total Expenses                                  1,881,392
   Expense Offset                                    (24,156)
                                                ------------
   Net Expenses                                    1,857,236
                                                ------------
Net Investment Income                              4,512,425
                                                ------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments          7,065,553
Net change in unrealized appreciation              5,931,673
                                                ------------
Net Realized and Unrealized Gain on Investments   12,997,226
                                                ------------
Net Increase in Net Assets from Operations       $17,509,651
                                                ============

                         See Notes to Financial Statements.

Sentinel Balanced Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------

                                                Six Months           Year
                                                     Ended          Ended
                                                   5/31/97       11/30/96
                                               (Unaudited)
                                              ------------   ------------

Increase in Net Assets from Operations
Net investment income                         $  4,512,425   $  8,845,963
Net realized gain on sales of investments        7,065,553      7,530,121
Net change in unrealized appreciation            5,931,673     27,684,174
                                              ------------   ------------
Net increase in net assets from operations      17,509,651     44,060,258
                                              ------------   ------------
Distributions to Shareholders
From net investment income
  Class A Shares                                (4,225,053)    (8,766,564)
  Class B Shares                                  (144,287)       (39,537)
From net realized gain on investments
  Class A Shares                                (7,122,678)    (6,598,524)
  Class B Shares                                  (285,241)             -
                                              ------------   ------------
Total distributions to shareholders            (11,777,259)   (15,404,625)
                                              ------------   ------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                17,234,790     38,066,491
  Class B Shares                                 7,902,191     10,345,842
Net asset value of shares in reinvestment
    of dividends and distributions
  Class A Shares                                10,416,347     13,951,023
  Class B Shares                                   401,125         34,337
                                              ------------   ------------
                                                35,954,453     62,397,693
Less: Payments for shares reacquired
  Class A Shares                               (27,516,330)   (49,751,264)
  Class B Shares                                  (522,662)      (169,001)
                                              ------------   ------------
Increase in net assets from
    capital share transactions                   7,915,461     12,477,428
                                              ------------   ------------
Total Increase in Net Assets for period         13,647,853     41,133,061
Net Assets: Beginning of period                308,235,812    267,102,751
                                              ------------   ------------
Net Assets: End of period                     $321,883,665   $308,235,812
                                              ============   ============
Undistributed Net Investment Income
    at End of Period                          $  1,390,251   $  1,259,431
                                              ============   ============

See Notes to Financial Statements.
24

Sentinel Balanced Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                              Six Months
                                           Ended 5/31/97   Year Ended      Year Ended    Year Ended   Year Ended   Year Ended
Class A Shares                               (Unaudited)     11/30/96        11/30/95      11/30/94     11/30/93     11/30/92
                                           -------------   ----------      ----------    ----------   ----------   ----------
Net asset value at beginning of period          $  18.55    $   16.84        $  14.08      $  15.27     $  14.82     $  13.89
                                           -------------   ----------      ----------    ----------   ----------   ----------
Income from Investment Operations
Net investment income                               0.27          .54            0.58          0.58         0.59         0.70
Net realized and unrealized gain (loss)
 on investments                                     0.75         2.13            2.78         (1.12)        0.80         0.97
                                           -------------   ----------      ----------    ----------   ----------   ----------
Total from investment operations                    1.02         2.67            3.36         (0.54)        1.39         1.67
                                           -------------   ----------      ----------    ----------   ----------   ----------
Less Distributions
Dividends from net investment income                0.26         0.54            0.59          0.56         0.58         0.71
Distributions from realized gains on
 investments                                        0.45         0.42            0.01          0.09         0.36         0.03
                                           -------------   ----------      ----------    ----------   ----------   ----------
Total Distributions                                 0.71         0.96            0.60          0.65         0.94         0.74
                                           -------------   ----------      ----------    ----------   ----------   ----------
Net asset value at end of period                $  18.86     $  18.55        $  16.84      $  14.08     $  15.27     $  14.82
                                           =============   ==========      ==========    ==========   ==========   ==========

Total Return (%) *                                   5.8 ++      16.6            24.4          (3.6)         9.7         12.4

Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                         1.16 +       1.20            1.27          1.21         1.14         0.81
Ratio of expenses to average net assets
 before expense reductions (%) **                   1.18 +       1.22            1.29          1.21         1.14         0.81
Ratio of net investment income to average
 net assets (%)                                     2.96 +       3.13            3.77          3.97         3.88         4.86
Portfolio turnover rate (%)                           29           83             110            66           72           38
Average commission rate paid per share          $  .0600     $  .0600             N/A           N/A          N/A          N/A
Net assets at end of period (000 omitted)       $302,691     $297,288        $267,103      $226,328     $229,632     $120,700

--------------------------------------------------------------------------------

                                               Six Months    Eight Months
                                            Ended 5/31/97           Ended
Class B Shares                                (Unaudited)     11/30/96(A)
                                            -------------    ------------
Net asset value at beginning of period          $   18.58       $   17.09
                                            -------------    ------------
Income from Investment Operations
Net investment income                                0.20            0.26
Net realized and unrealized loss on
 investments                                         0.75            1.37
                                            -------------    ------------
Total from investment operations                     0.95            1.63
                                            -------------    ------------
Less Distributions
Dividends from net investment income                 0.19            0.14
Distributions from realized gains on
 investments                                         0.45               -
                                            -------------    ------------
Total Distributions                                  0.64            0.14
                                            -------------    ------------
Net asset value at end of period                $   18.89       $   18.58
                                            =============    ============

Total Return (%) *                                    5.4 ++          9.6 ++

Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                          1.98 +          2.12 +
Ratio of expenses to average net assets
 before expense reductions (%)**                     1.99 +          2.13 +
Ratio of net investment income to average
 net assets (%)                                      2.14 +          2.21 +
Portfolio turnover rate (%)                            29              83
Average commission rate paid per share          $   .0600       $   .0600
Net assets at end of period (000 omitted)       $  19,193       $  10,948

   (A)  Commenced operations April 1, 1996.
     +  Annualized
    ++  Not annualized

     * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

    ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes
        (2) and (1) H.

   N/A  Not applicable to periods prior to 1996.



See Notes to Financial Statements.

Sentinel Bond Fund
Investment in Securities
at May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                   Principal Amount    Value
                                                        (M=$1,000)    (Note 1)
--------------------------------------------------------------------------------
U.S.Government Obligations 39.3%
U.S. Treasury Obligations 18.5%
5-Year:
  Note 5.5%, '00                                           2250M    $  2,183,850
                                                                    ------------
10-Year:
  Note 5.75%, '03                                          1000M         959,630
  Note 7.5%, '05                                           7500M       7,882,875
  Note 6.25%, '07                                          7000M       6,806,100
                                                                    ------------
                                                                      15,648,605
                                                                    ------------
Total U.S. Treasury Obligations                                       17,832,455
                                                                    ------------
U.S. Government Agency Obligations 20.8%
Federal Home Loan Mortgage Corporation 4.9%
15-Year:
  8%, '07                                                   987M       1,012,400
  6.5%, '08                                                1790M       1,756,506
                                                                    ------------
                                                                       2,768,906
                                                                    ------------
30-Year:
  8%, '08                                                  1934M       1,993,098
                                                                    ------------
Total Federal Home Loan
  Mortgage Corporation                                                 4,762,004
                                                                    ------------
Federal National Mortgage Association 9.0%
Collateralized Mortgage Obligations:
  CMO Trust Series
  22(Y) 7.95%, '17                                         2527M       2,577,124
                                                                    ------------
10-Year:
  7.5%, '04                                                 949M         965,485
                                                                    ------------
15-Year:
  7.5%, '06                                                1182M       1,203,287
  7.5%, '07                                                3832M       3,873,446
                                                                    ------------
                                                                       5,076,733
                                                                    ------------
Total Federal National
  Mortgage Association                                                 8,619,342
                                                                    ------------
Government National Mortgage Association 6.9%
15-year:
  8.5%, '02                                                3000M       3,102,187
  8%, '08                                                  3361M       3,462,102
                                                                    ------------
                                                                       6,564,289
                                                                    ------------
30-year:
  13%, '11                                                   25M          29,046
  13%, '13                                                    1M             934
                                                                    ------------
                                                                          29,980
                                                                    ------------
Total Government National
  Mortgage Association                                                 6,594,269
                                                                    ------------
Total U.S. Government
  Agency Obligations                                                  19,975,615
                                                                    ------------
Total U.S. Government Obligations
  (Cost $38,132,975)                                                  37,808,070
                                                                    ------------

Bonds 54.1%
Beverages 1.0%
Anheuser Busch 8.5%, '17                                    964M       1,000,150
                                                                    ------------
Canadian  3.5%
Province of Nova Scotia
  9.375%, '02                                              3000M       3,322,500
                                                                    ------------
Financial Institutions 15.5%
CS First Boston 7.75%, '06                                 3000M       3,082,500
First Union Corp.
  6.824%, '26                                              2325M       2,301,750
Lehman Brothers Holdings
  8.5%, '15                                                3000M       3,172,500
Midland Bank 7.65%, '25                                    2600M       2,691,000
Salomon Bros. 6.875%, '03                                  3750M       3,670,313
                                                                    ------------
                                                                      14,918,063
                                                                    ------------
Foreign Financial Institutions 6.8%
BCH Cayman Islands Ltd.
  7.7%, '06                                                2500M       2,546,875
Swedish Export Credit
  9.875%, '38                                              3770M       4,029,188
                                                                    ------------
                                                                       6,576,063
                                                                    ------------
Industrial - Diversified  7.3%
Dimon Inc. 8.875%, '06                                     1860M       1,925,100
General Dynamics
  9.95%, '18                                               2000M       2,132,500
Petroleum Geo-Services
  7.5%, '07                                                3000M       2,996,250
                                                                    ------------
                                                                       7,053,850
                                                                    ------------
Insurance 5.8%
Farmers Insurance Exchange
  8.625%, '24                                              3100M       3,189,125
Provident Capital Trust
  8.6%, '26                                                2500M       2,428,125
                                                                    ------------
                                                                       5,617,250
                                                                    ------------
Telecommunications  7.0%
Comsat 8.05%, '06                                          2000M       2,156,720
Continental Cablevision
  8.3%, '06                                                2000M       2,112,500
News America Holdings
  8%, '16                                                  2500M       2,456,250
                                                                    ------------
                                                                       6,725,470
                                                                    ------------
Utilities - Electric 2.6%
New Orleans Public Service
  8%, '06                                                  2500M       2,512,500
                                                                    ------------
Utilities - Gas 2.9%
Arkla Inc. 10%, '19                                        1000M       1,095,000
Consolidated Natural Gas
  8.625%, '11                                               623M         641,690
Transco Gas Pipeline Corp.
  9.125%, '17                                              1000M       1,043,750
                                                                    ------------
                                                                       2,780,440
                                                                    ------------
Utilities - Telephone 1.7%
NYNEX Capital Funding
  7.63%, '09                                               1500M       1,582,815
                                                                    ------------
Total Bonds
  (Cost $52,936,726)                                                  52,089,101
                                                                    ------------

Corporate Short-Term Notes 15.2%
Bank America Corp. 5.52%,
  06/16/97                                                 4000M       3,990,800
CIT Group Holdings 5.51%,
  06/16/97                                                 3000M       2,993,113
Merrill Lynch 5.57%,
  06/03/97                                                 2200M       2,199,319
Merrill Lynch 5.5%,
  06/04/97                                                 2000M       1,999,083
Norwest Financial, Inc. 5.49%,
  06/09/97                                                 3500M       3,495,730
                                                                    ------------
Total Corporate Short-Term Notes
  (Cost $14,678,045)                                                  14,678,045
                                                                    ------------
Total Investments
  (Cost $105,747,746)*                                               104,575,216

Excess of Liabilities
  Over Other Assets (8.6%)                                            (8,295,970)
                                                                    ------------
Net Assets                                                          $ 96,279,246
                                                                    ============

--------------------------------------------------------------------------------
 * Also cost for federal income tax purposes.
   At May 31, 1997, unrealized depreciation for federal income tax purposes aggregated $1,172,530 of which $251,159 related to appreciated securities and $1,423,689 related to depreciated securities.


                                              See Notes to Financial Statements.

Sentinel Bond Fund
Statement of Assets and Liabilities
at May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                         $104,575,216
Cash and cash equivalents                                         189,592
Receivable for securities sold                                     16,931
Receivable for fund shares sold                                    42,483
Receivable for  interest                                        1,599,302
                                                             ------------
   Total Assets                                               106,423,524
                                                             ------------

Liabilities

Payable for securities purchased                               10,021,491
Accrued expenses                                                   36,838
Management fee payable                                             43,544
Distribution fee payable (Class A Shares)                          25,686
Distribution fee payable (Class B Shares)                           5,159
Fund service fee payable                                           11,560
                                                             ------------
   Total Liabilities                                           10,144,278
                                                             ------------
Net Assets Applicable to Outstanding Shares                  $ 96,279,246
                                                             ============

Net Asset Value and Offering Price per Share
   Class A Shares
$90,147,806 / 14,653,260 shares outstanding                  $       6.15
Sales Charge -- 4.00% of offering price                              0.26
                                                             ------------
Maximum Offering Price                                       $       6.41
                                                             ============
 Class B Shares
$6,131,440 / 994,987 shares outstanding                      $       6.16
                                                             ============

Net Assets Represent

Capital stock at par value                                   $    156,482
Paid-in capital                                               101,683,134
Distributions in excess of net investment income                  (12,393)
Accumulated undistributed net realized loss
 on investments                                                (4,375,447)
Unrealized depreciation of investments                         (1,172,530)
                                                             ------------
Net Assets                                                   $ 96,279,246
                                                             ============
Investments at Cost                                          $105,747,746
                                                             ============


Sentinel Bond Fund
Statement of Operations
For the Six Months Ended May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------


Investment Income
Income:
Interest                                                     $ 3,668,162
                                                             -----------
Expenses:
Management advisory fee                                          262,646
Transfer agent and custodian                                      78,590
Distribution expense (Class A Shares)                             93,860
Distribution expense (Class B Shares)                             26,645
Accounting services                                               18,680
Auditing fees                                                      4,730
Legal fees                                                         2,585
Reports and notices to shareholders                                4,112
Directors' fees and expenses                                       5,975
Other                                                             15,030
                                                             -----------
    Total Expenses                                               512,853
    Expense Offset                                               (11,705)
                                                             -----------
    Net Expenses                                                 501,148
                                                             -----------
Net Investment Income                                          3,167,014
                                                             -----------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                         94,687
Net change in unrealized appreciation                         (3,308,259)
                                                             -----------
Net Realized and Unrealized Loss on Investments               (3,213,572)
                                                             -----------
Net Decrease in Net Assets from Operations                   $   (46,558)
                                                             ===========


                      See Notes to Financial Statements.

Sentinel Bond Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------


                                                   Six Months             Year
                                                        Ended            Ended
                                                      5/31/97         11/30/96
                                                  (Unaudited)
                                                 ------------     ------------

Increase (Decrease) in Net Assets from Operations
Net Investment income                            $  3,167,014     $  6,740,031
Net realized gain (loss) on sales of
 investments                                           94,687       (1,050,714)
Net change in unrealized appreciation              (3,308,259)      (1,254,923)
                                                 ------------     ------------
Net increase (decrease) in net assets from
 operations                                           (46,558)       4,434,394
                                                 ------------     ------------
Distributions to Shareholders

From net investment income
  Class A Shares                                   (2,997,244)      (6,671,766)
  Class B Shares                                     (146,856)         (77,872)
From net realized gain on investments
  Class A Shares                                            -                -
  Class B Shares                                            -                -
                                                 ------------     ------------
Total distributions to shareholders                (3,144,100)      (6,749,638)
                                                 ------------     ------------
From Capital Share Transactions

Net proceeds from sales of shares
  Class A Shares                                    7,155,385       18,125,838
  Class B Shares                                    1,879,390        4,597,141
Net asset value of shares in reinvestment
    of dividends and distributions
  Class A Shares                                    2,036,443        4,701,495
  Class B Shares                                      103,660           64,317
                                                 ------------     ------------
                                                   11,174,878       27,488,791
Less: Payments for shares reacquired
  Class A Shares                                  (15,418,575)     (29,739,584)
  Class B Shares                                     (409,037)         (65,876)
                                                 ------------     ------------
Decrease in net assets from capital share
 transactions                                      (4,652,734)      (2,316,669)
                                                 ------------     ------------
Total Decrease in Net Assets for period            (7,843,392)      (4,631,913)
Net Assets: Beginning of period                   104,122,638      108,754,551
                                                 ------------     ------------
Net Assets: End of period                        $ 96,279,246     $104,122,638
                                                 ============     ============
Distributions in Excess of Net Investment Income
 at End of Period                                $    (12,393)    $    (17,259)
                                                 ============     ============


See Notes to Financial Statements.

Sentinel Bond Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                      Six Months
                                                    Ended 5/31/97     Year Ended    Year Ended   Year Ended   Year Ended  Year Ended
Class A Shares                                        (Unaudited)       11/30/96      11/30/95     11/30/94     11/30/93    11/30/92
                                                    -------------     ----------    ----------   ----------   ----------  ----------
Net asset value at beginning of period                    $  6.35      $    6.49     $    5.85    $    6.90    $    6.56     $  6.43
                                                    -------------     ----------    ----------   ----------   ----------  ----------

Income from Investment Operations
Net investment income                                        0.20           0.41          0.42         0.39         0.41        0.46
Net realized and unrealized gain
 (loss) on investments                                      (0.20)         (0.14)         0.64        (0.70)        0.46        0.13
                                                    -------------     ----------    ----------   ----------   ----------  ----------
Total from investment operations                                -           0.27          1.06        (0.31)        0.87        0.59
                                                    -------------     ----------    ----------   ----------   ----------  ----------

Less Distributions
Dividends from net investment income                         0.20           0.41          0.42         0.39         0.41        0.46
Distributions from realized gains
 on investments                                                 -              -             -         0.35         0.12           -
                                                    -------------     ----------    ----------   ----------   ----------  ----------
Total Distributions                                          0.20           0.41          0.42         0.74         0.53        0.46
                                                    -------------     ----------    ----------   ----------   ----------  ----------
Net asset value at end of period                          $  6.15      $    6.35     $    6.49    $    5.85    $    6.90     $  6.56
                                                    =============     ==========    ==========   ==========   ==========  ==========

Total Return (%) *                                            0.0 ++         4.5          18.8         (4.9)        13.7         9.5

Ratios/Supplemental Data
Ratio of net expenses to average
 net assets (%)                                               .95 +         0.98          0.99         0.98         0.92        0.78
Ratio of expenses to average net
 assets before expense reductions (%) **                      .98 +         1.00          1.03         0.98         0.92        0.78
Ratio of net investment income to
 average net assets (%)                                      6.42 +         6.46          6.81         6.34         5.98        7.03
Portfolio turnover rate (%)                                    62            176           237          133          147          83
Net assets at end of period (000 omitted)                 $90,148        $99,408      $108,755      $80,487      $83,387     $58,106

--------------------------------------------------------------------------------

                                                      Six Months     Eight Months
                                                   Ended 5/31/97            Ended
Class B Shares                                       (Unaudited)      11/30/96(A)
                                                   -------------     ------------
Net asset value at beginning of period                   $  6.36        $    6.30
                                                   -------------     ------------
Income from Investment Operations
Net investment income                                       0.17             0.21
Net realized and unrealized gain
 (loss) on investments                                     (0.20)            0.06
                                                   -------------     ------------
Total from investment operations                           (0.03)            0.27
                                                   -------------     ------------
Less Distributions
Dividends from net investment income                        0.17             0.21
Distributions from realized gains
 on investments                                                -                -
                                                   -------------     ------------
Total Distributions                                         0.17             0.21
                                                   -------------     ------------
Net asset value at end of period                         $  6.16        $    6.36
                                                   =============     ============
Total Return (%) *                                          (0.5) ++          4.5 ++

Ratios/Supplemental Data
Ratio of net expenses to average
 net assets (%)                                             1.97 +           2.16 +
Ratio of expenses to average net
 assets before expense reductions (%) **                    1.98 +           2.18 +
Ratio of net investment income to
 average net assets (%)                                     5.41 +           5.28 +
Portfolio turnover rate (%)                                   62              176
Net assets at end of period (000 omitted)                $ 6,131        $   4,714


   (A)  Commenced operations April 1, 1996.
     +  Annualized
    ++  Not annualized
     * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
    ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes
        (2) and (1) H.


See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Investment in Securities
at May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                       Principal Amount   Value
                                                          (M=$1,000)    (Note 1)
--------------------------------------------------------------------------------
Bonds 96.1%
California 10.0%
California General Obligation
  6.250%, 04/01/08                                          2000M     $2,208,620
Foothill/Eastern CA Toll
  6.500%, 01/01/32                                          3500M      3,641,330
San Mateo Cnty CA
  Power Rev (AMBAC)
  6.500%, 07/01/15                                          3000M      3,362,820
                                                                      ----------
                                                                       9,212,770
                                                                      ----------
Colorado 1.7%
Arapahoe County
Capital Improvements
  6.950%, 08/31/20                                          1500M      1,612,560
                                                                      ----------
Delaware 0.6%
Delaware Health Facility
  Auth (MBIA)
  7.625%, 11/01/10                                          500M         539,130
                                                                      ----------
District of Columbia 0.6%
District of Columbia
  G/O (AMBAC)
  7.500%, 06/01/09                                          500M         537,615
                                                                      ----------
Florida 6.0%
Dade County FL
Water & Sewer (FGIC)
  5.250%, 10/01/26                                          3000M      2,849,370
Orange County Healthcare A
  (MBIA)
  6.250%, 10/01/13                                          1500M      1,647,330
University Community
  Hospital Inc (FSA)
  7.500%, 09/01/11                                          1000M      1,109,010
                                                                      ----------
                                                                       5,605,710
Hawaii 4.5%
Hawaii State G/O (FGIC)
  5.125%, 02/01/09                                          3000M      2,993,250
Dept of Budget Financial
  of HI (FSA)
  7.650%, 07/01/19                                          1000M      1,135,530
Hawaii State Housing Finance
  7.800%, 07/01/29                                             5M          5,224
                                                                      ----------
                                                                       4,134,004
                                                                      ----------
Idaho 0.6%
Idaho Housing Agency
  Series D-1
  8.000%, 01/01/20                                           545M        582,442
                                                                      ----------
Illinois 5.5%
Illinois Educational
  Facs Authority
  6.100%, 12/15/16                                           560M        575,305
Illinois Housing
  Development Authority
  7.000%, 07/01/10                                           990M      1,046,915
Illinois State Sales Tax Revenue
  6.500%, 06/15/13                                          1000M      1,107,860
Illinois State Sales Tax
  6.000%, 06/15/12                                          2180M      2,318,059
                                                                      ----------
                                                                       5,048,139
                                                                      ----------

Indiana 0.1%
Indianapolis IN Economic
  Dev Revenue
  7.800%, 12/01/17                                            55M         56,926
                                                                      ----------
Kansas 0.1%
Kansas City Leavenworth
  Cty & City of Lenexa
  Series A - Mtg Rev
  8.400%, 05/01/15                                           145M        149,914
                                                                      ----------
Louisiana 0.6%
Jefferson LA Sales Tax (MBIA)
  8.250%, 07/01/02                                           500M        538,470
                                                                      ----------
Massachusetts 4.7%
Massachusetts State G/O
  6.875%, 07/01/10                                          1000M      1,104,950
Massachusetts State G/O (FGIC)
  6.000%, 08/01/09                                          1000M      1,079,780
Mass State Health &
  Educational Facs
  Beth Israel Hospital Revenue
  7.000%, 07/01/09                                          1000M      1,048,650
Mass State Health
  & Educational Facs
  New England Baptist
  Hospital Revenue
  7.300%, 07/01/11                                          1000M      1,069,900
                                                                      ----------
                                                                       4,303,280
                                                                      ----------
Michigan 1.0%
Michigan State Building
  Authority
  6.250%, 10/01/20                                           170M        172,548
Royal Oak MI Hospital
  Finance Authority
  7.375%, 01/01/20                                           750M        800,175
                                                                      ----------
                                                                        972,723
                                                                      ----------
Missouri 1.3%
Central MO State
  University (MBIA)
  7.000%, 07/01/14                                          1000M      1,111,540
Missouri Housing
  Development Comm
  9.375%, 04/01/16                                            55M         58,837
                                                                      ----------
                                                                       1,170,377
                                                                      ----------
Nebraska 2.3%
Omaha Public Power District
  7.625%, 02/01/12                                          1000M      1,018,970
Omaha Public Power District
  6.150%, 02/01/12                                          1000M      1,090,600
                                                                      ----------
                                                                       2,109,570
                                                                      ----------
New Hampshire 0.9%
New Hampshire Higher
  Ed & Health (MBIA)
  7.625%, 07/01/20                                           750M        813,007
                                                                      ----------
New Jersey 1.2%
University of Medicine
  & Dentistry
  7.200%, 12/01/19                                          1000M      1,085,070
                                                                      ----------

New Mexico 2.9%
Santa Fe County
  NM Revenue (FSA)
  6.000%, 02/01/27                                          2500M      2,658,700
                                                                      ----------
New York 25.8%
Monroe County NY G/O
  6.000%, 03/01/14                                          1000M      1,063,190
Municipal Asst Corp for
  NYC New York
  5.750%, 07/01/03                                          1500M      1,577,475
New York City NY
  7.100%, 02/01/09                                           220M        244,693
New York City NY
  7.100%, 02/01/09                                           980M      1,067,249
NYC Municipal Water
  Fin Authority
  7.000%, 06/15/07                                           250M        274,598
NY City Univ CTFS
  of Participation
  5.750%, 08/15/05                                         2000M       2,048,340
New York NY Series G
  5.750%, 02/01/20                                         3600M       3,501,972
NY State Dorm Authority
  6.375%, 07/01/08                                         3000M       3,168,150
NY State Dorm Authority
  6.000%, 08/15/16                                         2800M       2,887,025
NY State Environmental
  Facs Corp
  7.250%, 06/15/10                                          50M           55,441
NY State Environmental
  Facs Corp
  6.600%, 09/15/12                                        1450M        1,577,296
NY State Medical Care Facs
  7.875%, 08/15/08                                         175M          195,813
NY State Medical Care Facs
  7.875%, 08/15/08                                          75M           83,135
NY State Urban Dev Co
  5.250%, 01/01/21                                        2250M        2,059,583
Triborough Bridge &
  Tunnel Authority
  8.125%, 01/01/12                                         500M          520,625
Triborough Bridge &
  Tunnel Authority
  6.000%, 01/01/12                                        3250M        3,475,388
                                                                      ----------
                                                                      23,799,973
                                                                      ----------
North Carolina 1.1%
  NC Eastern Municipal
  Power Agency
  6.000%, 01/01/06                                        1000M        1,032,380
                                                                      ----------
Ohio 0.7%
OH Housing Finance Authority
  7.050%, 09/01/16                                         625M          649,450
                                                                      ----------


                                                                    (continued)
30


Sentinel Tax-Free Income Fund
Investment in Securities (cont'd.)
at May 31, 1997 (Unaudited)
-----------------------------------------------------
                        Principal Amount   Value
                           (M=$1,000)     (Note 1)
-----------------------------------------------------
Pennsylvania 5.2%
Montgomery Cty Higher Ed
 & Health
 8.300%, 06/01/10             500M       $  561,680
Pennsylvania State G/O
 6.250%, 07/01/11            2000M        2,192,960
PA Higher Educational
 Facs Auth C (MBIA)
 7.200%, 07/01/19            1000M        1,076,690
PA State Educational
 Facs Authority (MBIA)
 5.600%, 11/15/10            1000M        1,016,990
                                         ----------
                                          4,848,320
                                         ----------
Puerto Rico 2.9%
Puerto Rico Hwy & Transportation
 5.500%, 07/01/36            2750M        2,664,090
                                         ----------
Tennessee 2.4%
Lawrenceburg TN Electrical
 Revenue (MBIA)
 6.625%, 07/01/18            1910M        2,173,465
                                         ----------
Texas 1.2%
North Central TX Health
 6.250%, 05/15/10            1000M        1,090,110
                                         ----------
Utah 0.1%
Utah State Housing Finance
 Authority
 7.250%, 07/01/22              20M           20,986
                                         ----------
Vermont 1.1%
Vermont Education &
 Health Building
 7.050%, 10/01/16             900M          982,260
                                         ----------
Virginia 2.6%
Fairfax County Water Authority
 7.250%, 01/01/27            1000M        1,087,010
VA State Housing Development
 Authority
 5.200%, 01/01/06            1355M        1,357,723
                                         ----------
                                          2,444,733
                                         ----------
Washington 8.4%
King County WA G/O
 5.200%, 12/01/03            1750M        1,769,180
Snohomish Cnty G/O
 7.100%, 12/01/07             500M          545,485
Washington State G/O
 6.200%, 03/01/11            1220M        1,341,134
Washington State Public Power
 7.625%, 07/01/10             250M          279,520
Washington State Public Power
 (MBIA)
 7.125%, 07/01/16            3295M        3,811,294
                                         ----------
                                          7,746,613
                                         ----------
Total Bonds
 (Cost $84,318,760)                      88,582,787
                                         ----------
Short-Term Investments 0.2%
Port St Helens OR
 General Electric Project
 4.000%, 06/01/10 (a)
 (Cost $200,000)              200M          200,000
                                         ----------
Total Investments
 (Cost $84,518,760)*                     88,782,787

Excess of Other Assets
 Over Liabilities 3.7%                    3,392,325
                                         ----------
Net Assets                              $92,175,112
                                         ==========

--------------------------------------------------------------------------------
 *  Also cost for federal income tax purposes.
    At May 31, 1997, net unrealized appreciation for federal income tax purposes aggregated $4,264,027 of which $4,275,388 related to appreciated securities and $11,361 related to depreciated securities.
(a) Variable rate security that may be tendered back to issuer prior to maturity, at par.

    The following abbreviations are used in portfolio descriptions:

    (AMBAC) - Guaranteed by AMBAC Indemnity Corp.

    (FGIC) - Guaranteed by Financial Guaranty Insurance Co.

    (FSA) - Guaranteed by Financial Security Assurance Inc.

    (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.

    G/O - General Obligation Bond

                                            See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Statement of Assets and Liabilities
at May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                            $88,782,787
Cash and cash equivalents                           663,134
Receivable for securities sold                      983,906
Receivable for fund shares sold                       9,731
Receivable for interest                           1,834,941
                                                -----------
   Total Assets                                  92,274,499
                                                -----------
Liabilities
Accrued expenses                                     24,622
Management fee payable                               41,430
Distribution fee payable (Class A Shares)            24,145
Distribution fee payable (Class B Shares)               732
Fund service fee payable                              8,458
                                                -----------
   Total Liabilities                                 99,387
                                                -----------
Net Assets Applicable to Outstanding Shares     $92,175,112
                                                ===========

Net Asset Value and Offering Price per Share
   Class A Shares
$91,294,699 / 6,883,443 shares outstanding      $     13.26
Sales Charge -- 4.00% of offering price                0.55
                                                -----------
Maximum Offering Price                          $     13.81
                                                ===========
 Class B Shares
$880,413 / 66,343 shares outstanding            $     13.27
                                                ===========

Net Assets Represent
Capital stock at par value                      $    69,497
Paid-in capital                                  87,153,796
Accumulated undistributed net investment income       4,821
Accumulated undistributed net realized gain
 on investments                                     682,971
Unrealized appreciation of investments            4,264,027
                                                -----------
Net Assets                                      $92,175,112
                                                ===========
Investments at Cost                             $84,518,760
                                                ===========


Sentinel Tax-Free Income Fund
Statement of Operations
For the Six Months Ended May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
Investment Income

Income:

Interest                                        $ 2,760,518
                                                -----------
Expenses:
Management advisory fee                             251,594
Transfer agent and custodian                         63,427
Distribution expense (Class A Shares)                94,175
Distribution expense (Class B Shares)                 4,400
Accounting services                                  17,870
Auditing fees                                         4,895
Legal fees                                            2,370
Reports and notices to shareholders                   3,070
Directors' fees and expenses                          6,055
Other                                                16,888
                                                -----------
    Total Expenses                                  464,744
    Expense Offset                                  (23,477)
                                                -----------
    Net Expenses                                    441,267
                                                -----------
Net Investment Income                             2,319,251
                                                -----------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments           682,999
Net change in unrealized appreciation            (1,727,621)
                                                -----------
Net Realized and Unrealized Loss on Investments  (1,044,622)
                                                -----------
Net Increase in Net Assets from Operations      $ 1,274,629
                                                ===========



32                                        See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------



                                                 Six Months             Year
                                                      Ended            Ended
                                                    5/31/97         11/30/96
                                                 (Unaudited)
                                                 -----------     ------------

Increase in Net Assets from Operations
Net investment income                            $  2,319,251     $  5,057,766
Net realized gain on sales of investments             682,999        1,068,481
Net change in unrealized appreciation              (1,727,621)      (1,972,048)
                                                 ------------     ------------
Net increase in net assets from operations          1,274,629        4,154,199
                                                 ------------     ------------
Distributions to Shareholders
From net investment income
   Class A Shares                                  (2,310,089)      (5,039,025)
   Class B Shares                                     (16,636)          (9,954)
From net realized gain on investments
   Class A Shares                                    (916,286)               -
   Class B Shares                                      (8,418)               -
                                                 ------------     ------------
Total distributions to shareholders                (3,251,429)      (5,048,979)
                                                 ------------     ------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                   4,207,253       11,436,258
   Class B Shares                                     264,088          825,932
Net asset value of shares in reinvestment
    of dividends and distributions
   Class A Shares                                   2,234,753        3,258,113
   Class B Shares                                      19,795            8,945
                                                 ------------     ------------
                                                    6,725,889       15,529,248
Less: Payments for shares reacquired
   Class A Shares                                 (13,155,077)     (24,320,856)
   Class B Shares                                    (151,864)         (86,393)
                                                 ------------     ------------
Decrease in net assets from capital share
 transactions                                      (6,581,052)      (8,878,001)
                                                 ------------     ------------
Total Decrease in Net Assets for period            (8,557,852)      (9,772,781)
Net Assets: Beginning of period                   100,732,964      110,505,745
                                                 ------------     ------------
Net Assets: End of period                        $ 92,175,112     $100,732,964
                                                 ============     ============

Undistributed Net Investment Income
 at End of Period                                $      4,821     $     12,295
                                                 ============     ============




See Notes to Financial Statements.                                         33

Sentinel Tax-Free Income Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

------------------------------------------------------------------------------------------------------------------------------
                                        Six Months
                                     Ended 5/31/97     Year Ended    Year Ended     Year Ended        Year Ended    Year Ended
Class A Shares                         (Unaudited)       11/30/96      11/30/95       11/30/94          11/30/93      11/30/92
                                    --------------  -------------   -----------    -----------    --------------  ------------
Net asset value at beginning of
 period                                   $ 13.53      $   13.62        $ 12.35         $13.81           $13.13         $12.68
                                    --------------  -------------   -----------    -----------    --------------  ------------
Income from Investment Operations
Net investment income                        0.33           0.65           0.67           0.68             0.73           0.76
Net realized and unrealized gain
 (loss) on investments                      (0.14)         (0.09)          1.27          (1.34)            0.79           0.47
                                    --------------  -------------   -----------    -----------    --------------  ------------
Total from investment operations             0.19           0.56           1.94          (0.66)            1.52           1.23
                                    --------------  -------------   -----------    -----------    --------------  ------------
Less Distributions
Dividends from net investment income         0.33           0.65           0.67           0.68             0.73           0.76
Distributions from realized gains on
 investments                                 0.13              -              -           0.12             0.11           0.02
                                    --------------  -------------   -----------    -----------    --------------  ------------
Total Distributions                          0.46           0.65           0.67           0.80             0.84           0.78
                                    --------------  -------------   -----------    -----------    --------------  ------------
Net asset value at end of period          $ 13.26      $   13.53      $   13.62         $12.35           $13.81         $13.13
                                    ==============  =============   ===========    ===========    ==============  ============
Total Return (%) **                           1.4 ++         4.3           16.0           (5.1)            11.9           10.0
Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                  0.91 +         0.94           0.90           0.75             0.64           0.50
 Ratio of expenses to
  average net assets before
    expense reductions (%) ***               0.96 +         0.97           0.99           0.94             0.90           0.72
 Ratio of net investment
 income to average net
  assets (%)                                 4.88 +         4.86           5.06 *         5.11 *           5.41 *         5.93 *
Portfolio turnover rate (%)                    35            112            112             92               39             48
 Net assets at end of period
(000 omitted)                             $91,295      $  99,967    $   110,506      $   9,935      $   111,968        $55,538

------------------------------------------------------------------------------------------------------------------------------
                                          Six Months     Eight Months
                                       Ended 5/31/97            Ended
Class B Shares                           (Unaudited)      11/30/96(A)
                                        ------------     ------------
Net asset value at beginning of
 period                                     $ 13.54         $  13.28
                                        ------------     ------------
Income from Investment Operations
Net investment income                          0.24             0.32
Net realized and unrealized gain
 (loss) on investments                        (0.14)            0.26
                                        ------------     ------------
Total from investment operations               0.10             0.58
                                        ------------     ------------
Less Distributions
Dividends from net investment income           0.24             0.32
Distributions from realized gains on
 investments                                   0.13                -
                                        ------------     ------------
Total Distributions                            0.37             0.32
                                        ------------     ------------
Net asset value at end of period            $ 13.27         $  13.54
                                        ============     ============
Total Return (%) **                             0.8 ++           4.5  ++
Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                    2.17  +          2.18  +
Ratio of expenses to
 average net assets before
   expense reductions (%)***                   2.35  +          2.48  +
Ratio of net investment income to
 average net assets (%)                        3.62  +          3.61  +
Portfolio turnover rate (%)                      35              112
Net assets at end of period (000
 omitted)                                 $     880          $   766


     (A)  Commenced operations April 1, 1996.

     +    Annualized

     ++   Not annualized

     * Ratio of net investment income to average net assets would have been 5.00% in 1995, 4.92% in 1994, 5.14% in 1993 and 5.71% in 1992, in the
          absence of a voluntary expense reimbursement.

     ** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

     *** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Investment in Securities
at May 31, 1997 (Unaudited)

         ---------------------------------------------------------------
                                         Principal Amount        Value
                                             (M=$1,000)         (Note 1)
         ---------------------------------------------------------------
          Bonds 96.7%
          New York 88.0%
          City University NY
          Certificate Participation
            5.75%, 08/15/05                  300M             $  307,251
          Insured University Revenue
            5.625%, 07/01/13 (MBIA)          250M                252,188
          Metro Transportation Authority
            5.75%, 07/01/13                  250M                253,397
          Monroe County G/O
            6.00%, 03/01/14                  250M                265,798
          Monroe Woodbury Central
            School Dist.
            5.625%, 05/15/22 (MBIA)          250M                247,812
          New York City Municipal
            Water Fin. Auth.
            6.00%, 06/15/17                  100M                101,081
          New York NY G/O Series G
            5.75%, 02/01/20                  400M                389,108
          New York State Dorm.
            Authority Revenue
          Cornell Univ. - Ser A
            7.375%, 07/01/30                  50M                 54,442
          State Univ. Educ. Fac. - Ser A
            7.20%, 05/15/06                  200M                225,676
          State Univ. Educ. Fac. - Ser A
            6.375%, 05/15/14                 250M                259,845
          City University System
            5.625%, 07/01/16                 250M                246,395
          Nursing Home-Hebrew Home
            5.625%, 02/01/17                 220M                222,702
          Department of Health
            5.50%, 07/01/20                  125M                118,582
          New York State Energy Resources
            7.50%, 07/01/25                   50M                 53,209
          New York State Environmental
            Facilities
            5.75%, 01/15/13                  250M                255,765
            5.75%, 03/15/13                  300M                299,661
          New York State Environmental
            Water Revenue
            7.25%, 06/15/10                   60M                 66,529
          New York State Housing
             Finance Agency
            5.625%, 05/01/02                 250M                253,887
          New York State Local Govt.
            Assistance Corp.
            7.00%, 04/01/08                  100M                109,730
          New York State Medical
            Care Facilities
            7.875%, 08/15/20                  20M                 22,062
            7.30%, 02/15/21                   25M                 27,556
          Hospitals & Nursing Homes
            6.45%, 02/15/09                  225M                236,945
          New York State Mortgage
            Agency Revenue
            7.95%, 04/01/22                  100M                105,675
          New York State Thwy. Auth.
            Service Contract
            6.25%, 04/01/14                  200M                204,394
          New York State Urban
            Development Corp.
            5.70%, 04/01/20                  250M                247,458
          Suffolk County NY Water
            Authority  (AMBAC)
            5.625%, 06/01/16                 170M                168,725
          Triborough Bridge & Tunnel
            Authority
            6.00%, 01/01/12                  250M                267,338
            6.875%, 01/01/15                  65M                 69,478
          United Nations Development
            Corp.
            6.00%, 07/01/12                  250M                254,622
                                                            ------------
                                                               5,587,311
                                                            ------------
          Puerto Rico 8.7%
          Puerto Rico Commonwealth
            5.40%, 07/01/25                  300M                287,049
          Puerto Rico Commonwealth
            Aqueduct & Sewer
            6.00%, 07/01/09                  250M                268,220
                                                            ------------
                                                                 555,269
                                                            ------------
          Total Bonds
            (Cost $5,891,030)                                  6,142,580
                                                            ------------
          Short-Term Investments 1.6%
          New York City G/O
            3.10%, 08/15/22  (a)
            (Cost $100,000)                  100M                100,000
          Total Investments
            (Cost $5,991,030)*                                 6,242,580
           Excess of Other Assets
            Over Liabilities 1.7%                                105,728
                                                            ------------
          Net Assets                                          $6,348,308
                                                            ============

        ----------------------------------------------------------------
     *  Also cost for federal income tax purposes.
        At May 31, 1997, net unrealized appreciation for federal income tax purposes aggregated $251,550 of which, $254,390 related to appreciated securities and $2,840 related to depreciated securities.

    (a) Variable rate security that may be tendered back to issuer prior to maturity, at par.

        The following abbreviations are used in portfolio descriptions:

        (AMBAC) - Guaranteed by AMBAC
        Indemnity Corp.

        (MBIA) - Guaranteed by Municipal Bond
        Investors Assurance Corp.

        G/O - General Obligation Bond



                                              See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Statement of Assets and Liabilities
at May 31, 1997 (Unaudited)
-------------------------------------------------------------

Assets
Investments at value                               $6,242,580
Cash and cash equivalents                             246,005
Receivable for  interest                              103,916
Receivable from fund administrator                     11,147
                                                   ----------
   Total Assets                                     6,603,648
                                                   ----------
Liabilities
Payable for securities purchased                      248,516
Accrued expenses                                        1,820
Management fee payable                                  2,797
Distribution fee payable                                1,790
Fund service fee payable                                  417
                                                   ----------
   Total Liabilities                                  255,340
                                                   ----------
Net Assets Applicable to Outstanding Shares         6,348,308
                                                   ==========


Net Asset Value and Offering Price Per Share
$6,348,308 / 551,904 shares outstanding                $11.50
Sales Charge -- 4.00% of Offering Price                  0.48
                                                   ----------
Maximum Offering Price Per Share                       $11.98
                                                   ==========

Net Assets Represent
Capital stock at par value                         $    5,519
Paid-in capital                                     6,072,016
Accumulated undistributed net investment income           156
Accumulated undistributed net realized gain
 on investments                                        19,067
Unrealized appreciation of investments                251,550
                                                   ----------
Net Assets                                         $6,348,308
                                                   ==========
Investments at Cost                                $5,991,030
                                                   ==========

Sentinel New York Tax-Free Income Fund
Statement of Operations
For the Six Months Ended May 31, 1997 (Unaudited)

Investment Income
Income:
Interest                                             $164,623
                                                   ----------
Expenses:
Management advisory fee                                15,491
Transfer agent and custodian                            3,575
Distribution expense                                    5,845
Accounting services                                     1,090
Auditing fees                                             450
Legal fees                                                135
Reports and notices to shareholders                       145
Directors' fees and expenses                              598
Other                                                   4,576
                                                   ----------
    Total Expenses                                     31,905
    Expense Reimbursement                             (11,147)
    Expense Offset                                     (1,500)
                                                   ----------
    Net Expenses                                       19,258
                                                   ----------
Net Investment Income                                 145,365
                                                   ----------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments              19,066
Net change in unrealized appreciation                 (71,290)
                                                   ----------
Net Realized and Unrealized Loss on Investments       (52,224)
                                                   ----------
Net Increase in Net Assets from Operations           $ 93,141
                                                   ==========

                                              See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                      Six Months          Year
                                                           Ended         Ended
                                                         5/31/97      11/30/96
                                                     (Unaudited)
                                                     -----------    ----------

Increase in Net Assets from Operations
Net investment income                                 $  145,365    $  256,969
Net realized gain on sales of investments                 19,066        96,585
Net change in unrealized appreciation                    (71,290)      (84,924)
                                                      ----------    ----------
Net increase in net assets from operations                93,141       268,630
                                                      ----------    ----------
Distributions to Shareholders
From net investment income                              (145,590)     (256,981)
From realized gain on investments                        (45,215)            -
                                                      ----------    ----------
Total distributions to shareholders                     (190,805)     (256,981)
                                                      ----------    ----------
From Capital Share Transactions
Net proceeds from sales of shares                        790,424       746,749
Net asset value of shares in reinvestment
    of dividends and distributions                       182,663       245,239
                                                      ----------    ----------
                                                         973,087       991,988

Less: Payments for shares reacquired                    (275,712)     (587,443)
                                                      ----------    ----------
Increase in net assets from capital share
 transactions                                            697,375       404,545
                                                      ----------    ----------
Total Increase in Net Assets for period                  599,711       416,194
Net Assets: Beginning of period                        5,748,597     5,332,403
                                                      ----------    ----------
Net Assets: End of period                             $6,348,308    $5,748,597
                                                      ==========    ==========
Undistributed Net Investment Income
 at End of Period                                     $      156    $      381
                                                      ==========    ==========

See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                                    Six Months                   Eight Months
                                                                 Ended 5/31/97   Year Ended             Ended
                                                                   (Unaudited)     11/30/96       11/30/95(A)
                                                                 -------------   ----------     -------------
Net asset value at beginning of period                                  $11.72       $11.72            $11.19
                                                                 -------------   ----------     -------------
Income from Investment Operations
Net investment income                                                     0.28         0.53              0.36
Net realized and unrealized gain (loss) on investments                   (0.13)           -              0.53
                                                                 -------------   ----------     -------------
Total from investment operations                                          0.15         0.53              0.89
                                                                 -------------   ----------     -------------
Less Distributions

Dividends from net investment income                                      0.28         0.53              0.36
Distributions from realized gains on investments                          0.09            -                 -
                                                                 -------------   ----------     -------------
Total Distributions                                                       0.37         0.53              0.36
                                                                 -------------   ----------     -------------
Net asset value at end of period                                        $11.50       $11.72            $11.72
                                                                 =============   ==========     =============

Total Return (%) **                                                        1.4 ++       4.8               8.1 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                            .66 +       1.04              1.22 +
Ratio of expenses to average net assets before
   expense reductions (%) ***                                             1.09 +       1.10              1.29 +
Ratio of net investment income to average net assets (%)                  4.98 +*      4.65              4.60 +
Portfolio turnover rate (%)                                                 23           48                32
Net assets at end of period (000 omitted)                               $6,348       $5,749            $5,332


   (A)  Commenced operations March 27, 1995.
     +  Annualized
    ++  Not annualized
     * Ratio of net investment income to average net assets would have been 4.60% in 1997, in the absence of a voluntary expense reimbursement.
    ** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
   *** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Note
        (2) and (1) H

See Notes to Financial Statements.

Sentinel Government Securities Fund
Investment in Securities
at May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                     Principal Amount     Value
                                                        (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------
U.S. Government Obligations 101.7%
U.S. Treasury Obligations 38.7%
5-Year:
  Note 6.625%, '01                                            6000M  $ 6,030,240
                                                                     -----------
10-Year:
  Note 5.875%, '04                                            4750M    4,570,212
  Note 6.25%, '07                                            11000M   10,695,300
                                                                     -----------
                                                                      15,265,512
                                                                     -----------
30-Year:
  Note 7.25%, '16                                             4000M    4,116,560
  Note 7.25%, '22                                             3000M    3,084,120
  Note 6.625%, '27                                            3000M    2,892,270
                                                                     -----------
                                                                      10,092,950
                                                                     -----------
Total U.S. Treasury Obligations                                       31,388,702
                                                                     -----------
U.S. Government Agency Obligations 63.0%
Federal Home Loan Mortgage Corporation 16.9%
Agency Discount Note:
  5.38%, 06/02/97                                             3300M    3,299,507
                                                                     -----------
15-Year:
  8.5%, '98                                                     18M       18,613
  9.5%, '05                                                    973M    1,020,781
  9%, '06                                                      268M      275,642
  8%, '07                                                     1974M    2,024,801
  8.5%, '07                                                   2317M    2,401,295
  6.5%, '07                                                   1654M    1,646,149
  8%, '07                                                     1892M    1,936,752
                                                                     -----------
                                                                       9,324,033
                                                                     -----------
30-Year:
  8.25%, '04                                                   195M      202,029
  11%, '09                                                      18M       20,457
  10.5%, '13                                                    42M       45,816
  11%, '15                                                       4M        4,422
  11%, '15                                                      52M       58,025
  11%, '15                                                      66M       74,029
  11%, '15                                                      36M       40,365
  11%, '16                                                       7M        7,761
  11%, '16                                                      13M       15,041
  11%, '17                                                      15M       16,946
  11%, '17                                                     132M      147,326
  10.5%, '18                                                   155M      171,543
  10.5%, '18                                                   247M      273,041
  11%, '20                                                      12M       13,840
                                                                     -----------
                                                                       1,090,641
                                                                     -----------
Total Federal Home Loan
  Mortgage Corporation                                                13,714,181
                                                                     -----------
Federal National Mortgage Association 18.6%
Collateralized Mortgage Obligations:
  CMO Trust Series
  22(Y) 7.95%, '17                                            3370M    3,436,166
                                                                     -----------
15-Year:
  8.25%, '02                                                   124M      127,696
  9.75%, '04                                                   443M      467,066
  7.75%, '05                                                  2255M    2,308,121
  11%, '11                                                     866M      964,528
                                                                     -----------
                                                                       3,867,411
                                                                     -----------

30-Year:
  8.75%, '09                                                  1364M    1,431,350
  9.25%, '09                                                   388M      414,680
  7.5%, '14                                                   2258M    2,318,363
  8%, '16                                                      684M      703,918
  7%,'27                                                      3010M    2,931,949
                                                                     -----------
                                                                       7,800,260
                                                                     -----------
Total Federal National
  Mortgage Association                                                15,103,837
                                                                     -----------
Government National
  Mortgage Association 27.5%
10-Year:
  7%, '03                                                      689M      690,287
  7%, '03                                                      971M      972,537
                                                                     -----------
                                                                       1,662,824
                                                                     -----------
15-Year:
  10%, '01                                                      35M       37,298
  8.5%, '02                                                   4000M    4,136,250
  8%, '08                                                     2032M    2,093,364
                                                                     -----------
                                                                       6,266,912
                                                                     -----------
30-Year:
  8%, '08                                                     3469M    3,609,759
  9.75%, '13                                                   265M      284,865
  11%, '14                                                      60M       66,246
  10.5%, '15                                                    58M       64,550
  10.5%, '16                                                   109M      121,422
  8%,'17                                                      2797M    2,889,936
  10.5%, '17                                                    22M       24,092
  10.5%, '17                                                    17M       18,535
  10.5%, '19                                                    52M       57,675
  10.5%, '19                                                    34M       38,183
  10.5%, '19                                                    53M       58,436
  10.5%, '19                                                   107M      119,113
  10.5%, '19                                                    31M       34,891
  10.5%, '19                                                    12M       13,562
  8.25%, '26                                                  2011M    2,068,135
  7.75%, '26                                                  1972M    1,989,062
  7.5%, '26                                                   2958M    2,949,050
                                                                     -----------
                                                                      14,407,512
                                                                     -----------
Total Government National
  Mortgage Association                                                22,337,248
                                                                     -----------
Total U.S. Government
  Agency Obligations                                                  51,155,266
                                                                     -----------
Total U.S. Government Obligations
  (Cost $82,426,474)                                                  82,543,968
                                                                     -----------

Corporate Short-Term Notes 18.5%
Bank America Corp. 5.52%,
  06/16/97                                                    4000M  $ 3,990,800
Merrill Lynch 5.5%,
  06/16/97                                                    4000M    3,990,833
Prudential Funding Corp. 5.51%,
  06/16/97                                                    3000M    2,993,113
Smith Barney 5.5%,
  06/03/97                                                    4000M    3,998,778
                                                                     -----------
Total Corporate Short-Term Notes
  (Cost $14,973,524)                                                  14,973,524
                                                                     -----------
Total Investments
  (Cost $97,399,998)*                                                 97,517,492

Excess of Liabilities
  Over Other Assets (20.2%)                                          (16,401,062)
                                                                     -----------
Net Assets                                                           $81,116,430
                                                                     ===========

--------------------------------------------------------------------------------
** Also cost for federal income tax purposes.
   At May 31, 1997, unrealized appreciation for federal income tax purposes aggregated $117,494 of which $561,448 related to appreciated securities and $443,954 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel Government Securities Fund
Statement of Assets and Liabilities
at May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                $ 97,517,492
Cash and cash equivalents                                342,044
Receivable for securities sold                         2,797,624
Receivable for fund shares sold                            8,636
Receivable for interest                                  854,986
                                                    ------------
   Total Assets                                      101,520,782
                                                    ------------

Liabilities
Payable for securities purchased                      20,296,167
Accrued expenses                                          35,466
Management fee payable                                    36,762
Distribution fee payable                                  25,580
Fund service fee payable                                  10,377
                                                    ------------
   Total Liabilities                                  20,404,352
                                                    ------------
Net Assets Applicable to Outstanding Shares         $ 81,116,430
                                                    ============
Net Asset Value and Offering Price Per Share
$81,116,430/8,295,342 shares outstanding            $       9.78
Sales Charge -- 4.00% of Offering Price                     0.41
                                                    ------------
Maximum Offering Price Per Share                    $      10.19
                                                    ============

Net Assets Represent
Capital stock at par value                          $     82,953
Paid-in capital                                       88,123,521
Distributions in excess of net investment income            (577)
Accumulated undistributed net realized loss
 on investments                                       (7,206,961)
Unrealized appreciation of investments                   117,494
                                                    ------------
Net Assets                                          $ 81,116,430
                                                    ============
Investments at Cost                                 $ 97,399,998
                                                    ============



Sentinel Government Securities Fund
Statement of Operations
For the Six Months Ended May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                            $ 2,961,419
                                                    -----------
Expenses:
Management advisory fee                                 225,265
Transfer agent and custodian                             74,956
Distribution expense                                     85,105
Accounting services                                      15,970
Auditing fees                                             4,125
Legal fees                                                2,300
Reports and notices to shareholders                       3,880
Directors' fees and expenses                              5,250
Other                                                    11,327
                                                    -----------
    Total Expenses                                      428,178
    Expense Offset                                       (3,456)
                                                    -----------
    Net Expenses                                        424,722
                                                    -----------
Net Investment Income                                 2,536,697
                                                    -----------
Realized and Unrealized Loss on Investments
Net realized loss on sales of investments              (760,124)
Net change in unrealized appreciation                (1,287,620)
                                                    -----------
Net Realized and Unrealized Loss on Investments      (2,047,744)
                                                    -----------
Net Increase in Net Assets from Operations          $   488,953
                                                    ===========




40                                            See Notes to Financial Statements.

Sentinel Government Securities Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   Six Months             Year
                                                        Ended            Ended
                                                      5/31/97         11/30/96
                                                   (Unaudited)
                                                 ------------     ------------
Increase in Net Assets from Operations
Net investment income                            $  2,536,697     $  6,169,447
Net realized loss on sales of investments            (760,124)      (3,051,420)
Net change in unrealized appreciation              (1,287,620)        (475,659)
                                                 ------------     ------------
Net increase in net assets from operations            488,953        2,642,368
                                                 ------------     ------------

Distributions to Shareholders
From net investment income                         (2,445,564)      (6,067,900)
From net realized gain on investments                       -                -
                                                 ------------     ------------
Total distributions to shareholders                (2,445,564)      (6,067,900)
                                                 ------------     ------------

From Capital Share Transactions
Net proceeds from sales of shares                   2,817,175       11,859,191
Net asset value of shares in reinvestment
    of dividends and distributions                  1,855,078        4,652,285
                                                 ------------     ------------
                                                    4,672,253       16,511,476
Less: Payments for shares reacquired              (13,898,233)     (28,887,111)
                                                 ------------     ------------
Decrease in net assets from capital share
 transactions                                      (9,225,980)     (12,375,635)
                                                 ------------     ------------
Total Decrease in Net Assets for period           (11,182,591)     (15,801,167)
Net Assets: Beginning of period                    92,299,021      108,100,188
                                                 ------------     ------------
Net Assets: End of period                        $ 81,116,430     $ 92,299,021
                                                 ============     ============
Undistributed (Distributions in Excess of)
 Net Investment Income at End of Period          $       (577)    $      1,010
                                                 ============     ============



See Notes to Financial Statements.                                            41

Sentinel Government Securities Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                 Six Months
                                              Ended 5/31/97  Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                 (Unaudited)   11/30/96      11/30/95     11/30/94     11/30/93     11/30/92
                                              -------------  ----------    ----------   ----------   ----------   ----------
Net asset value at beginning of period            $   10.00   $   10.30     $    9.31    $   10.45    $   10.18    $   10.04
                                              -------------  ----------    ----------   ----------   ----------   ----------

Income from Investment Operations
Net investment income                                  0.28        0.61          0.63         0.59         0.62         0.70
Net realized and unrealized gain (loss) on
 investments                                          (0.22)      (0.30)         0.99        (1.04)        0.42         0.14
                                              -------------  ----------    ----------   ----------   ----------   ----------
Total from investment operations                       0.06        0.31          1.62        (0.45)        1.04         0.84
                                              -------------  ----------    ----------   ----------   ----------   ----------

Less Distributions
Dividends from net investment income                   0.28        0.61          0.63         0.58         0.60         0.70
Distributions from realized gains on
 investments                                              -           -             -         0.11         0.17            -
                                              -------------  ----------    ----------   ----------   ----------   ----------
Total Distributions                                    0.28        0.61          0.63         0.69         0.77         0.70
                                              -------------  ----------    ----------   ----------   ----------   ----------
Net asset value at end of period                  $    9.78   $   10.00     $   10.30    $    9.31    $   10.45    $   10.18
                                              =============  ==========    ==========   ==========   ==========   ==========

Total Return (%) *                                      0.7++       3.2          17.9         (4.5)        10.6          8.6

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         .99+       1.00          1.03         1.00         0.98         0.76
Ratio of expenses to average net assets before
 expense reductions (%) **                             1.00+       1.01          1.04         1.00         0.98         0.76
Ratio of net investment income to average net
 assets (%)                                            5.94+       6.18          6.50         5.95         6.06         6.90
Portfolio turnover rate (%)                             111         614           367          149           97           79
Net assets at end of period (000 omitted)         $  81,116   $  92,299     $ 108,100    $ 104,457    $ 134,749    $  68,293

                                             + Annualized
                                            ++ Not annualized
                                             * Total return is calculated
                                               assuming an initial investment
                                               made at the net asset value at
                                               the beginning of the period,
                                               reinvestment of all distributions
                                               at the net asset value during the
                                               period, and a redemption on the
                                               last day of the period. Initial
                                               sales charge is not reflected in
                                               the calculation of total return.
                                            ** Expense reductions are comprised
                                               of the voluntary expense
                                               reimbursements and include,
                                               effective 1995, the earning
                                               credits as described in Notes (2)
                                               and (1)H.



See Notes to Financial Statements.
42

Sentinel Short Maturity Government Fund
Investment in Securities
at May 31, 1997 (Unaudited)

-------------------------------------------------------
                             Principal Amount   Value
                                (M=$1,000)    (Note 1)
-------------------------------------------------------
U.S. Government
 Agency Obligations 97.8%
Federal Home Loan Mortgage Corporation 38.2%
Collateralized Mortgage Obligations:
 1057(D), 8%, '00                 811M       $  827,391
 1317-E, 7%, '04                  525M          526,807
 53(A) P11, 9.5%, '20               9M            8,815
 Georgia Federal Mort. Corp.,
  Series A4, 10.5%, '14          1081M        1,103,808
 Merril Lynch Trust
  Series 5(B), 6%, '18             98M           93,225
                                             ----------
                                              2,560,046
                                             ----------
5-Year:
 8%, '00                          455M          463,276
 8%, '00                          447M          455,266
 8%, '00                          492M          501,230
                                             ----------
                                              1,419,772
                                             ----------
10-Year:
 8%, '02                          723M          745,519
 7.5%, '02                        668M          678,658
 6.5%, '04                        832M          830,895
                                             ----------
                                              2,255,072
                                             ----------
15-Year:
 8.5%, '01                        715M          735,034
 9.5%, '01                          2M            1,980
 9%, '01                          311M          321,421
 9.5%, '01                          5M            4,983
 9%, '01                          267M          275,553
 9.5%, '03                          4M            4,032
 9.5%, '03                          2M            2,483
 9.5%, '04                        206M          215,947
 10%, '05                         129M          136,342
 9%, '06                          694M          723,644
 8.5%, '07                         59M           60,852
 9%, '07                          542M          564,827
 5.5, '09                        1024M          983,498
                                             ----------
                                              4,030,596
                                             ----------
20-Year:
 8.5%, '03                        825M          858,848
 7.5%, '08                        773M          780,042
                                             ----------
                                              1,638,890
                                             ----------
25-Year:
 7%, '06                          942M          940,574
 7%, '07                          503M          502,081
                                             ----------
                                              1,442,655
                                             ----------
30-Year:
 8.25%, '07                       594M          613,585
 8.5%, '09                       1618M        1,690,786
 8%, '09                          337M          346,800
 10.25%, '09                       25M           27,426
                                             ----------
                                              2,678,597
                                             ----------
Total Federal Home Loan
 Mortgage Corporation                        16,025,628
                                             ----------

Federal National Mortgage Association 43.2%
Collateralized Mortgage Obligations:
 1992 - 20(PG), 7%, '05           509M          511,631
                                             ----------
10-Year:
 9%, '02                         1015M        1,055,203
 6%, '04                         1084M        1,069,414
 9%, '04                         1038M        1,079,059
                                             ----------
                                              3,203,676
                                             ----------
15-Year:
 7.5%, '02                        288M          291,731
 9%, '02                            8M            8,730
 10.5%, '03                        61M           64,278
 7%, '05                          814M          818,205
 8%, '05                          617M          631,447
 7.5%, '07                        390M          394,623
 7%, '07                          472M          471,634
 7.5%, '08                        391M          395,922
 8%, '09                         1415M        1,450,817
 7.5%, '09                        844M          861,549
 7.25%, '09                      1510M        1,516,832
 8%, '09                         1314M        1,348,678
 8.5%, '10                        437M          452,059
 11.0%, '11                      1500M        1,669,836
                                             ----------
                                             10,376,341
                                             ----------
20-Year:
 8%, '04                          345M          355,411
 8%, '04                          420M          432,014
 7.5%, '06                        696M          708,382
 7.5%, '07                        284M          288,346
 7%, '07                          721M          717,475
                                             ----------
                                              2,501,628
                                             ----------
25-Year:
 8.75%, '09                       193M          202,166
 8%, '12                         1205M        1,240,402
                                             ----------
                                              1,442,568
                                             ----------
30-Year:
 8.75%, '13                        67M           70,384
                                             ----------
Total Federal National
 Mortgage Association                        18,106,228
                                             ----------

Government National Mortgage Association 16.4%
Collateralized Mortgage Obligations:
Trust Series 27(A) 7.25%, '17     303M          300,888
MDC Asset Inv.
 Trust XII 3, 8.94%, '18         1231M        1,263,564
                                             ----------
                                              1,564,452
                                             ----------
15-Year:
 11.25%, '98                        0M              507
 11.25%, '98                        0M              167
 11.25%, '98                        0M               22
 10.75%, '98                        3M            3,546
 11.25%, '98                        1M              647
 10.75%, '98                        2M            2,314
 10.75%, '98                        9M            9,746
 9.5%, '99                          7M            7,111
 10.25%, '99                        9M            9,282
 11.25%, '00                       14M           15,257
 11%, '00                           7M            7,751
 9.75%, '01                         9M            9,271
 9.75%, '01                         3M            2,701
 9%, '01                           30M           31,205
 9.5%, '04                         11M           11,278
 9%, '07                           35M           36,849
 8%, '08                          485M          498,786
 7.5%, '08                        465M          472,328
 9%, '11                          455M          478,707
                                             ----------
                                              1,597,475
                                             ----------
20-Year:
 9.25%, '07                        42M           44,207
 9.75%, '10                       147M          157,687
 8%, '17                         1865M        1,926,623
                                             ----------
                                              2,128,517
                                             ----------
30-Year:
 6.5%, '03                        302M          301,396
 8%, '03                          345M          356,392
 9%, '09                          179M          189,009
 10%, '09                          10M           11,117
 10%, '16                          16M           17,960
 9.25%, '26                       687M          731,924
                                             ----------
                                              1,607,798
                                             ----------
Total Government National
 Mortgage Association                         6,898,242
                                             ----------
Total U.S. Government
 Agency Obligations
 (Cost $40,995,845)*                         41,030,098

Excess of Other Assets
 Over Liabilities 2.2%                          913,206
                                             ----------
Net Assets                                  $41,943,304
                                             ==========
-------------------------------------------------------

* Also cost for federal income tax purposes.
  May 31, 1997, unrealized appreciation for federal income tax purposes aggregated $34,253 of which $195,725 related to appreciated securities and $161,472 related to depreciated securities.


                                              See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
Statement of Assets and Liabilities
at May 31, 1997 (Unaudited)
-----------------------------------------------------------------

Assets
Investments at value                                $41,030,098
Receivable for securities sold                          168,014
Receivable for fund shares sold                         525,021
Receivable for  interest                                327,363
Receivable from fund administrator                       36,394
                                                    -----------
   Total Assets                                      42,086,890
                                                    -----------

Liabilities
Accrued expenses                                          9,923
Management fee payable                                   18,567
Distribution fee payable                                 28,283
Fund service fee payable                                  4,474
Payable to custodian bank                                82,339
                                                    -----------
   Total Liabilities                                    143,586
                                                    -----------
Net Assets Applicable to Outstanding Shares         $41,943,304
                                                    ===========
Net Asset Value and Offering Price Per Share
$41,943,304 / 4,314,118 shares outstanding          $      9.72
Sales Charge -- 1.00% of Offering Price                    0.10
                                                    -----------
Maximum Offering Price Per Share                    $      9.82
                                                    ===========

Net Assets Represent
Capital stock at par value                          $    43,141
Paid-in capital                                      43,152,107
Distributions in excess of net investment income         (5,734)
Accumulated undistributed net realized loss
 on investments                                      (1,280,463)
Unrealized appreciation of investments                   34,253
                                                    -----------
Net Assets                                          $41,943,304
                                                    ===========
Investments at Cost                                 $40,995,845
                                                    ===========

Sentinel Short Maturity Government Fund
Statement of Operations
For the Six Months Ended May 31, 1997 (Unaudited)
-----------------------------------------------------------------

Investment Income
Income:
Interest                                             $1,459,203
                                                    -----------
Expenses:
Management advisory fee                                 104,921
Transfer agent and custodian                             35,563
Distribution expense                                     69,390
Accounting services                                       7,400
Auditing fees                                             2,235
Legal fees                                                1,000
Reports and notices to shareholders                       1,490
Directors'  fees and expenses                             2,790
Other                                                    15,434
                                                    -----------
    Total Expenses                                      240,223
    Expense Reimbursement                               (36,394)
    Expense Offset                                       (6,323)
                                                    -----------
    Net Expenses                                        197,506
                                                    -----------
Net Investment Income                                 1,261,697
                                                    -----------

Realized and Unrealized Loss on Investments
Net realized loss on sales of investments              (203,326)
Net change in unrealized appreciation                  (244,850)
                                                    -----------
Net Realized and Unrealized Loss on Investments        (448,176)
                                                    -----------
Net Increase in Net Assets from Operations           $  813,521
                                                    ===========

                                              See Notes to Financial Statements.
44

Sentinel Short Maturity Government Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                      Six Months       Year
                                                        Ended          Ended
                                                       5/31/97        11/30/96
                                                     (Unaudited)
                                                    ------------    ------------

Increase in Net Assets from Operations
Net investment income                               $  1,261,697    $  2,155,465
Net realized loss on sales of investments               (203,326)       (177,412)
Net change in unrealized appreciation                   (244,850)        (73,058)
                                                    ------------    ------------
Net increase in net assets from operations               813,521       1,904,995
                                                    ------------    ------------

Distributions to Shareholders
From net investment income                            (1,172,664)     (2,059,894)
From realized gain on sale of investments                      -               -
                                                    ------------    ------------
Total distributions to shareholders                   (1,172,664)     (2,059,894)
                                                    ------------    ------------

From Capital Share Transactions
Net proceeds from sales of shares                     15,880,296      32,166,653
Net asset value of shares in reinvestment
    of dividends and distributions                       952,636       1,660,864
                                                    ------------    ------------
                                                      16,832,932      33,827,517
Less: Payments for shares reacquired                 (11,004,179)    (25,615,589)
                                                    ------------    ------------
Increase in net assets from capital share
 transactions                                          5,828,753       8,211,928
                                                    ------------    ------------
Total Increase in Net Assets for period                5,469,610       8,057,029
Net Assets: Beginning of period                       36,473,694      28,416,665
                                                    ------------    ------------
Net Assets: End of period                           $ 41,943,304    $ 36,473,694
                                                    ============    ============
Undistributed (Distributions in Excess of)
 Net Investment Income at End of Period             $     (5,734)   $      1,384
                                                    ============    ============

See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                            Six Months                       Eight Months
                                                         Ended 5/31/97       Year Ended             Ended
                                                           (Unaudited)         11/30/96       11/30/95(A)
                                                         -------------       ----------      ------------

Net asset value at beginning of period                         $  9.81         $   9.84         $    9.64

Income from Investment Operations
Net investment income                                             0.28             0.57              0.40
Net realized and unrealized gain (loss) on investments           (0.09)           (0.03)             0.20
                                                         -------------       ----------      ------------
Total from investment operations                                  0.19             0.54              0.60
                                                         -------------       ----------      ------------
Less Distributions
Dividends from net investment income                              0.28             0.57              0.40
Distributions from realized gains on investments                     -                -                 -
                                                         -------------       ----------      ------------
Total Distributions                                               0.28             0.57              0.40
                                                         -------------       ----------      ------------
Net asset value at end of period                               $  9.72         $   9.81         $    9.84
                                                         =============       ==========      ============
Total Return (%) **                                                2.0 ++           5.6               6.3 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                   1.00 +           1.00              1.00 +
Ratio of expenses to average net assets before
 expense reductions (%) ***                                       1.21 +           1.20              1.38 +
Ratio of net investment income to average net assets (%)          6.36 +*          6.09 *            6.07 +*
Portfolio turnover rate (%)                                         30              120                58
Net assets at end of period (000 omitted)                      $41,943         $ 36,474         $  28,417


   (A)  Commenced operations March 27, 1995.
     +  Annualized
    ++  Not annualized
     * Ratio of net investment income to average net assets would have been 6.18% in 1997, 5.93% in 1996 and 5.76% in 1995, in the absence of a voluntary expense reimbursement.
    ** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
   *** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes
        (2) and (1) H.



See Notes to Financial Statements.
46

Sentinel U.S.Treasury Money Market Fund
Investment in Securities
at May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                  Principal Amount       Value
                                                     (M=$1,000)         (Note 1)
--------------------------------------------------------------------------------
U.S. Treasury Obligations 97.1%
U S Treasury Bill
  5.16%, 06/05/97                                       1500M         $1,499,140
U S Treasury Bill
  5.18%, 06/12/97                                       1500M          1,497,626
U S Treasury Bill
  5.235%, 06/19/97                                      1500M          1,496,074
U S Treasury Bill
  4.915%, 06/26/97                                       550M            548,123
U S Treasury Note
  5.625%, 06/30/97                                      2000M          2,000,249
U S Treasury Note
  5.625%, 06/30/97                                       500M            500,139
U S Treasury Bill
  5.21%, 07/03/97                                       2100M          2,090,275
U S Treasury Bill
  5.11%, 07/10/97                                       2500M          2,486,160
U S Treasury Note
  8.5%, 07/15/97                                        2300M          2,308,823
U S Treasury Bill
  4.97%, 07/24/97                                       1000M            992,683
U S Treasury Bill
  5.195%, 07/24/97                                      2000M          1,984,703
U S Treasury Note
  5.875%, 07/31/97                                      2610M          2,612,649
U S Treasury Note
  5.875%, 07/31/97                                       405M            405,357
U S Treasury Note
  5.875%, 07/31/97                                      3000M          3,002,390
U S Treasury Note
  5.875%, 07/31/97                                      3000M          3,001,893
U S Treasury Note
  5.875%, 07/31/97                                      2500M          2,501,976
U S Treasury Note
  5.875%, 07/31/97                                      5000M          5,006,284
U S Treasury Note
  5.875%, 07/31/97                                      2500M          2,503,057
U S Treasury Note
  6.5%, 08/15/97                                        5000M          5,009,227
U S Treasury Note
  6.5%, 08/15/97                                        2600M          2,605,390
U S Treasury Note
  6.5%, 08/15/97                                        2000M          2,004,202
U S Treasury Note
  8.625%, 08/15/97                                      5000M          5,032,080
U S Treasury Bill
  5.285%, 08/21/97                                      1500M          1,482,163
U S Treasury Bill
  5.305%, 08/21/97                                      4000M          3,952,255
U S Treasury Bill
  4.99%, 08/28/97                                       2500M          2,469,506
U S Treasury Bill
  5.05%, 08/28/97                                       1000M            987,656
U S Treasury Bill
  5%, 09/04/97                                          2000M          1,973,611
U S Treasury Note
  5.75%, 09/30/97                                       5000M          5,001,929
U S Treasury Note
  5.75%, 09/30/97                                       5000M          5,004,330
U S Treasury Note
  5.75%, 09/30/97                                       5000M          5,004,996
U S Treasury Note
  5.75%, 09/30/97                                       5000M          5,005,188
                                                                     -----------
Total Investments
  (Amortized Cost $81,970,134)*                                       81,970,134

Excess of Other Assets
  Over Liabilities 2.9%                                                2,478,892
                                                                     -----------
Net Assets                                                           $84,449,026
                                                                     ===========

--------------------------------------------------------------------------------
* Also cost for federal income tax purposes.


                                              See Notes to Financial Statements.

Sentinel U.S. Treasury Money Market Fund
Statement of Assets and Liabilities
at May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                                $81,970,134
Cash and cash equivalents                                               947,798
Receivable for fund shares sold                                         900,575
Receivable for  interest                                              1,010,426
                                                                    -----------
   Total Assets                                                      84,828,933
                                                                    -----------
Liabilities
Payable for fund shares repurchased                                     294,463
Dividends payable                                                        13,449
Accrued expenses                                                         29,629
Management fee payable                                                   28,783
Fund service fee payable                                                 13,583
                                                                    -----------
   Total Liabilities                                                    379,907
                                                                    -----------
Net Assets Applicable to Outstanding Shares                         $84,449,026
                                                                    ===========
Net Asset Value
 Class A Shares
$80,680,522 / 80,680,522 shares outstanding                         $      1.00
                                                                    ===========

 Class B Shares
$3,768,504 / 3,768,504 shares outstanding                           $      1.00
                                                                    ===========
Net Assets Represent
Capital stock at par value                                          $   844,490
Paid-in capital                                                      83,604,536
                                                                    -----------
Net Assets                                                          $84,449,026
                                                                    ===========
Investments at Cost                                                 $81,970,134
                                                                    ===========

Sentinel U.S. Treasury Money Market Fund
Statement of Operations
For the Six Months Ended May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                             $2,282,627
                                                                     ----------
Expenses
Management advisory fee                                                 173,441
Transfer agent and custodian                                            111,092
Accounting services                                                      16,790
Auditing fees                                                             4,330
Legal fees                                                                2,015
Reports and notices to shareholders                                       4,848
Directors'  fees and expenses                                             5,313
Other                                                                    22,747
                                                                     ----------
    Total Expenses                                                      340,576
    Expense Offset                                                       (2,559)
                                                                     ----------
   Net Expenses                                                         338,017
                                                                     ----------
Net Investment Income and Net Increase in
Net Assets from Operations                                           $1,944,610
                                                                     ==========


                      See Notes to Financial Statements.

Sentinel U.S. Treasury Money Market Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  Six Months              Year
                                                       Ended             Ended
                                                     5/31/97          11/30/96
                                                  (Unaudited)
                                               --------------    -------------

Increase in Net Assets from Operations
Net investment income                          $   1,944,610     $   3,680,039
                                               --------------    -------------
Distributions to Shareholders
From net investment income
  Class A Shares                                  (1,844,500)       (3,581,171)
  Class B Shares                                    (100,110)          (98,868)
                                               --------------    -------------
Total Distributions to Shareholders               (1,944,610)       (3,680,039)
                                               --------------    -------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                 100,181,094       198,865,999
  Class B Shares                                   4,754,477         7,608,971
Net asset value of shares in reinvestment
    of dividends and distributions
  Class A Shares                                   1,671,383         3,213,012
  Class B Shares                                      87,936            84,246
                                              --------------     -------------
                                                 106,694,890       209,772,228

Less: Payments for shares reacquired
  Class A Shares                                (101,976,092)     (201,938,785)
  Class B Shares                                  (4,234,249)       (4,532,877)
                                              --------------     -------------
Increase in net assets from capital share
 transactions                                        484,549         3,300,566
                                              --------------     -------------
Total Increase in Net Assets for period              484,549         3,300,566
Net Assets: Beginning of period                   83,964,477        80,663,911
                                              --------------     -------------
Net Assets: End of period                      $  84,449,026     $  83,964,477
                                              ==============     =============


See Notes to Financial Statements.                                        49

Sentinel U.S. Treasury Money Market Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                 Six Months                                                       Nine
                                              Ended 5/31/97      Year Ended    Year Ended    Year Ended   Months Ended
Class A Shares                                   (Unaudited)       11/30/96      11/30/95      11/30/94     11/30/93(A)
                                             --------------     -----------   -----------   -----------  -------------

Net asset value at beginning of period              $  1.00         $  1.00     $    1.00     $    1.00      $    1.00
                                             --------------     -----------   -----------   -----------  -------------
Income from Investment Operations
Net investment income                                  0.02            0.04          0.05          0.03           0.02

Net realized and unrealized gain (loss) on
 investments                                              -               -             -             -              -
                                             --------------     -----------   -----------   -----------  -------------
Total from investment operations                       0.02            0.04          0.05          0.03           0.02
                                             --------------     -----------   -----------   -----------  -------------
Less Distributions
Dividends from net investment income                   0.02            0.04          0.05          0.03           0.02
Distributions from realized gains on
 investments                                              -               -             -             -              -
                                             --------------     -----------   -----------   -----------  -------------
Total Distributions                                    0.02            0.04          0.05          0.03           0.02
                                             --------------     -----------   -----------   -----------  -------------
Net asset value at end of period                    $  1.00         $  1.00     $    1.00     $    1.00      $    1.00
                                             ==============     ===========   ===========   ===========  =============

Total Return (%) **                                     2.3++           4.6           5.0           3.1            1.7++
Ratios/Supplemental Data
Ratio of net expenses to average
 net assets (%)                                        0.78+           0.78          0.81          0.81            .85+
Ratio of expenses to average net assets
 before expense reductions (%) ***                     0.78+           0.78          0.82          0.81            .87+
Ratio of net investment income to average
 net assets (%)                                        4.47+           4.38          4.83          3.01           2.20+*
Net assets at end of period (000 omitted)           $80,681         $80,804     $  80,664     $  75,301      $  72,252

--------------------------------------------------------------------------------
                                                 Six Months    Eight Months
                                              Ended 5/31/97           Ended
Class B Shares                                   (Unaudited)     11/30/96(B)
                                             --------------    ------------
Net asset value at beginning of period              $  1.00         $  1.00
                                             --------------    ------------
Income from Investment Operations
Net investment income                                  0.02            0.03
Net realized and unrealized gain (loss) on
 investments                                              -               -
                                             --------------    ------------
Total from investment operations                       0.02            0.03
                                             --------------    ------------
Less Distributions
Dividends from net investment income                   0.02            0.03
Distributions from realized gains on
 investments                                              -               -
                                             --------------    ------------
                                                       0.02            0.03
                                             --------------    ------------
Net asset value at end of period                    $  1.00         $  1.00
                                             --------------    ------------

Total Return (%) **                                     2.3++           3.0++
Ratios/Supplemental Data
Ratio of net expenses to average
 net assets (%)                                         .77+            .76+
Ratio of expenses to average net assets
 before expense reductions (%)***                       .77+            .77+
Ratio of net investment income to average
 net assets (%)                                        4.48+           4.40+
Net assets at end of period (000 omitted)           $ 3,769         $ 3,160



     (A)  Commenced operations March 1, 1993.

     (B)  Commenced operations April 1, 1996.

       +  Annualized

      ++  Not annualized

       * Ratio of net investment income to average net assets would have been 2.18% in 1993, in the absence of a voluntary expense reimbursement.

      ** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

     *** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H.



See Notes to Financial Statements.
50

                         Notes to Financial Statements

(1) Significant Accounting Policies:

Sentinel Group Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of eleven separate series - Sentinel Small Company Fund (formerly Sentinel Emerging Growth Fund), Sentinel Growth Fund, Sentinel World Fund, Sentinel Common Stock Fund, Sentinel Balanced Fund, Sentinel Bond Fund, Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund (formerly Sentinel Short-Intermediate Government Fund) and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund. The Funds initially offered one class of shares now referred to as Class A Shares. Effective April 1, 1996 Sentinel Small Company, Sentinel World, Sentinel Common Stock, Sentinel Balanced, Sentinel Bond, Sentinel Tax-Free Income and Sentinel U.S. Treasury Money Market Funds have a second class of shares called Class B Shares. The following is a summary of significant accounting policies followed by the Company.

A. Security Valuation: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Portfolio securities of the Sentinel U.S. Treasury Money Market Fund are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Cost is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. The Sentinel Tax-Free Income Fund, the Sentinel New York Tax-Free Income Fund and the Sentinel Short Maturity Government Fund amortize premium. Sentinel New York Tax-Free Income Fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of New York.

C. Dividends and Distributions: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities and foreign currency transactions. Re-classifications were made to reflect these differences as of May 31, 1997 as follows:

                                                                Increase (decrease) in
                                      Increase (decrease)     accumulated undistributed
                                        in accumulated          net realized gain (loss)
                                       undistributed net      on investments and foreign
       Fund                           investment income         currency transactions
---------------------------------   -----------------------   -------------------------------
World............................          ($232,762)               $232,762
Balanced.........................            (12,264)                 12,264
Bond.............................            (18,048)                 18,048
Government Sec...................            (92,720)                 92,720
Short Maturity Gov't.............            (96,150)                 96,150

D. Dollar Rolls: Sentinel Balanced, Sentinel Bond, Sentinel Government Securities and Sentinel Short Maturity Government Funds enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is taken into income. The Funds maintain segregated accounts, the dollar value of which is equal to its obligations, in respect of dollar rolls.

E. Federal Income Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Company intends to distribute all of its taxable income to its shareholders, relieving each Fund of any federal excise tax or income tax liability.

F. Foreign Currency Translations: The books and records of the Sentinel World Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Sentinel World Fund does not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Repurchase Agreements: Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

H. Other: Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts.

Allocation of expenses not allocated to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts, each on a pro rata basis, of each Class.

Investment income, gains and losses (realized and unrealized) are allocated pro rata according to daily net assets of each Class of each Fund.

Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are Sentinel Advisors, Inc., an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), ProvidentMutual Management Co., Inc., an affiliate of Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), HTK of Delaware, Inc. ("HTK") an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life, Provident Mutual and Penn Mutual, provides general supervision of the Funds' investments as well as certain administrative and related services. As compensation in full for services rendered under its Agreement, the Funds pay SAC a monthly fee determined as follows: (1) With respect to Sentinel Small Company, Sentinel Growth, Sentinel World and Sentinel Balanced Funds: 0.70% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.65% per annum on the next $100 million of such assets; 0.60% per annum on the next $100 million of such assets; and 0.55% per annum on such assets in excess of $400 million. (2) With respect to Sentinel Common Stock Fund: 0.55% per annum on the average daily net assets of the Fund. (3) With respect to Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, Sentinel Government Securities and Sentinel Short Maturity Government Funds:
0.55% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.50% per annum on the next $200 million of such assets; and 0.45% per annum on such assets in excess of $400 million. (4) With respect to Sentinel U.S. Treasury Money Market Fund: 0.40% per annum on the first $300 million of average daily net assets; and 0.35% per annum on such assets in excess of $300 million. The Agreement provides that if certain expenses incurred by the Company in any fiscal year exceed the expense limitations imposed by any state's securities regulations, SAC will reimburse the Company for any such excess. No reimbursement was required for the period.

With respect to Sentinel World Fund only, SAC has entered into a sub-advisory agreement with INVESCO Capital Management, Inc. (the "Sub-Advisor"). Pursuant to such agreement, the Sub-Advisor provides SAC with a continuous investment program consistent with Sentinel World Fund's investment objectives and policies. The sub-advisory agreement provides for a fee to be paid by SAC to the Sub-Advisor of the greater of (a) a monthly fee equal to 0.375% per annum of the average daily net assets of Sentinel World Fund up to $500 million and 0.30% per annum of such average net assets in excess of $500 million, or (b) $20,000 per annum.

On March 1, 1993, each of the Funds (except Sentinel U.S. Treasury Money Market
Fund) adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the "A Plans". The Sentinel New York Tax-Free Income Fund became subject to the A Plan upon its inception on March 27, 1995. On March 24, 1995 the Sentinel Short Maturity Government Fund adopted a supplemental distribution plan pursuant to Rule 12b-1 applicable only to it. On March 29, 1996 each of the Funds with Class B Shares (except Sentinel U.S. Treasury Money Market Fund) adopted a Class B distribution plan referred to as the "B Plans." None of the fees paid by the other Funds pursuant to the Plans will be used to reimburse Sentinel Financial Services Company ("SFSC"), a Vermont general partnership whose general partners are National Life Investment Management Company, Inc., a wholly-owned subsidiary of National Life, ProvidentMutual Financial Services, Inc., an affiliate of Provident Mutual, HTK and SMC, the principal underwriter ("Distributor") of the Company's shares, for expenses incurred in connection with the distribution of the Sentinel U.S. Treasury Money Market Fund shares.

Under the A Plans, each participating Fund pays to the Distributor a monthly fee at the maximum annual rate of (a) .30% of average daily net assets relating to A Shares outstanding in the case of the Sentinel Small Company, Sentinel Growth, Sentinel World, Sentinel Common Stock and Sentinel Balanced Funds, (b) .20% of average daily net assets relating to A Shares outstanding in the case of the Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income and Sentinel Government Securities Funds or (c) .35% of average daily net assets relating to A Shares outstanding in the case of the Sentinel Short Maturity Government Fund. Such fees will be used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of each participating Fund, including salaries and expenses of the Distributor's wholesale sales force, home office management and marketing personnel, expenses incurred by the Distributor for the occupancy of its office space in Montpelier, Vermont, expenses incurred by the Distributor with respect to equipment and supplies, expenses incurred for the preparation, printing and distribution of sales literature used in connection with the offering of such shares to the public, expenses incurred in advertising, promotion and selling shares of such Fund to the public, expenses incurred for the preparation, printing and distribution of the Prospectus and Statement of Additional Information, any supplement thereto used in connection with the offering of such Fund's shares to the public, or any reports and other communications for the distribution to existing shareholders, and service fees (deferred commissions) paid to securities dealers who have executed a selling agreement with the Distributor.

Under the B Plans, each participating Fund pays the Distributor a monthly fee at the maximum annual rate of 1.00% of the average daily net assets relating to B Shares outstanding. Of such amount, up to 0.25% shall be allocated to service fees to securities dealers who have executed a selling agreement with the Distributor, and up to 0.75% may be allocated to other expenses. Other expenses include recovery of front-end sales commissions paid by the Distributor with respect to sales of Class B Shares, together with the cost of financing such payments incurred by the Distributor, except to the extent such costs are recovered through contingent deferred sales charges collected by the Distributor. Other expenses also include those described above for the A Plans.

The Distributor will not be reimbursed for any unreimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

SFSC also receives a sales charge added to the net asset value received by the Company on the sale of its Class A Shares. This compensation is not an expense of the Company and does not affect its operating results. SFSC has advised the Company that it received sales charges aggregating $2,289,018 for the six months ended May 31, 1997. The Company is advised that the total distribution charges retained by SFSC on the sale of shares amounted to $64,033 after allowances of $1,211,584 to Equity Services, Inc., an affiliate of National Life, $172,399 to 1717 Capital Management Company, an affiliate of Provident Mutual, $226,288 to Hornor, Townsend & Kent, Inc. and $49,457 to Janney Montgomery Scott, Inc., affiliates of Penn Mutual, and $565,257 to other investment dealers. During this same period, SFSC received $21,413 in contingent deferred sales charges from certain redemptions of Class A Shares and $40,978 in contingent deferred sales charges from redemptions of Class B Shares.

Each director who is not an employee of the adviser or an affiliated company is paid an annual fee of $16,000 plus $1,500 for each meeting of the Board of Directors attended. Such directors are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation ("SAS Corp."), an indirect wholly-owned subsidiary of National Life, SIGMA American Corp., an affiliate of Provident Mutual, HTK and SMC, the Company receives fund accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Company has contracted for with outside providers. Total fees for the six months ended May 31, 1997 were $1,702,750.

SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Funds' Class A Shares and Sentinel Pennsylvania Tax-Free Trust (excluding the Sentinel World Fund) from exceeding 1.30% of average daily net assets in any fiscal year. The aggregate expense ratio of the Funds' Class B Shares (excluding the Sentinel World Fund) would also be reduced proportionately. The Funds and Sentinel Pennsylvania Tax-Free Trust make up the Sentinel Family of Funds. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the six months ended May 31, 1997 did not exceed 1.30% of its average daily net assets.

With respect to Class A Shares of Sentinel Short Maturity Government Fund, SASC has agreed to reimburse the Fund for all operating expenses in excess of an annual rate of 1.00% of the Fund's average daily net assets. With respect to Class A Shares of Sentinel New York Tax-Free Income Fund, SASC has agreed to reimburse the Fund for all its operating expenses effective March 31, 1997. For the six months ended May 31, 1997, the total amount reimbursable to Sentinel Short Maturity Government Fund was $36,394 and the amount reimbursable to Sentinel New York Tax-Free Income Fund was $11,147. Although SASC has no present intention to do so, this arrangement may be terminated at any time.

(3) Investment Transactions:

Purchases and sales of investment securities (excluding short-term obligations) for the six months ended May 31, 1997 were as follows:

                         Purchases of                    Sales of
                          other than   Purchases of     other than
                             U.S.          U.S.            U.S.       Sales of U.S.
                          government    government      government     government
                          direct and    direct and      direct and     direct and
                            agency        agency          agency         agency
      Fund                obligations   obligations     obligations    obligations
------------------       ------------  ------------    -------------  -------------
Small Company..........  $ 13,308,188          --      $ 15,078,585           --
Growth.................    51,796,725          --        54,569,273           --
World..................    13,936,783          --         9,424,234           --
Common Stock...........   141,479,375          --       154,546,207           --
Balanced...............    42,150,970   $51,383,527      42,032,620   $ 41,116,367
Bond...................    22,612,491    36,126,457      27,863,069     35,943,923
Tax-Free...............    32,472,988          --        39,168,997           --
NY Tax-Free............     1,702,817          --         1,292,046           --
Government.............          --      93,384,123            --      103,705,533
Short Maturity Gov't...          --      17,040,566            --       11,590,923

(The Sentinel U.S. Treasury Money Market Fund invests only in short-term obligations.)

For Federal income tax purposes, the Company has capital loss carryforwards at November 30, 1996 as follows:

$2,140,898, $1,295,618 and $1,051,666 (expiring in 2001, 2002 and 2004, respectively) for a total of $4,488,182 for the Sentinel Bond Fund, $3,586,497 and $2,953,064 (expiring in 2002 and 2004, respectively) for a total of $6,539,561 for the Sentinel Government Securities Fund and $328,517, $619,379, $142,166 and $83,225 (expiring in 2000, 2001, 2002 and 2004, respectively) for a total of $1,173,287 for the Sentinel Short Maturity Government Fund. During the year ended November 30, 1996, the Sentinel Balanced Fund, the Sentinel Tax-Free Income Fund and the Sentinel New York Tax-Free Income Fund utilized $124,351, $143,804 and $51,369 of capital loss carryforwards, respectively. It is unlikely that a capital gains distribution will be paid to shareholders of these Funds until net gains have been realized in excess of such capital loss carryforwards or the carryforwards expire.

(4) Fund Shares:

At May 31, 1997, 2 billion shares of one cent par value were authorized. There are 1.34 billion shares allocated to the various Funds as Class A Shares and 240 million shares allocated to the various Funds as Class B Shares. Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares:

                                                                                       Net
                                               Shares issued in                     increase
                                               reinvestment of                     (decrease)
                                                dividends and         Shares        in shares
 Fund                          Shares sold      distributions       reacquired     outstanding
 ----                          -----------      -------------       ----------     -----------
Six Months Ended 5/31/97
Small Company - A........        1,370,556         155,607           2,262,107       (735,944)
Small Company - B........          441,886           3,285              30,545        414,626
Growth...................          326,617         710,563             304,524        732,656
World - A................          751,713          99,489             523,915        327,287
World - B................          151,919           3,852              12,848        142,923
Common Stock - A.........        1,573,213       2,787,610           1,995,413      2,365,410
Common Stock - B.........          493,315          69,433              30,650        532,098
Balanced - A.............          947,461         585,227           1,512,527         20,161
Balanced - B.............          433,137          22,471              28,809        426,799
Bond - A.................        1,153,081         329,327           2,486,444     (1,004,036)
Bond - B.................          303,028          16,752              66,004        253,776
Tax-Free - A.............          318,367         169,274             993,697       (506,056)
Tax-Free - B.............           19,835           1,497              11,545          9,787
N.Y. Tax-Free............           69,177          16,000              23,946         61,231
Government...............          286,778         189,641           1,415,023       (938,604)
Short Maturity Gov't.....        1,627,659          97,985           1,130,283        595,361
U.S. Treasury - A........      100,181,094       1,671,383         101,976,092       (123,615)
U.S. Treasury - B........        4,754,477          87,936           4,234,249        608,164

Year Ended 11/31/96
Small Company - A........        3,047,507       3,479,603           4,509,726      2,017,384
Small Company - B*.......          393,138            --                13,833        379,305
Growth...................          415,150         584,386             596,369        403,167
World - A................        1,869,007          47,048             823,799      1,092,256
World - B*...............          213,270            --                 8,616        204,654
Common Stock - A.........        3,070,782       2,509,631           3,443,788      2,136,625
Common Stock - B*........          681,956           1,045              11,097        671,904
Balanced - A.............        2,233,529         835,736           2,906,556        162,709
Balanced - B*............          596,790           2,002               9,616        589,176
Bond - A.................        2,863,501         748,935           4,722,972     (1,110,536)
Bond - B*................          741,373          10,355              10,518        741,210
Tax-Free - A.............          854,288         244,470           1,824,866       (726,108)
Tax-Free - B*............           62,396             677               6,517         56,556
NY Tax-Free..............           65,043          21,394              50,787         35,650
Government...............        1,177,381         468,319           2,903,620     (1,257,920)
Short Maturity Gov't.....        3,287,981         170,709           2,627,496        831,194
U.S. Treasury - A........      198,865,999       3,213,012         201,938,785        140,226
U.S. Treasury - B*.......        7,608,971          84,246           4,532,877      3,160,340

*For the period April 1, 1996 to November 30, 1996.

(5) Post Retirement Benefits:

The Company provides certain health care and life insurance benefits to its retirees. At May 31, 1997 the projected obligation for such benefits had been accrued.

Sentinel Pennsylvania Tax-Free Trust
Investment in Securities
at May 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                   Principal Amount     Value
                                                      (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------
Bonds 97.3%
Pennsylvania 79.5%
Allegheny County Higher
 Educ. Bldg
 5.00%, 03/01/16 (AMBAC)                                 1000M      $    933,020
Allegheny County G/O
 5.15%, 09/01/11 (FGIC)                                  1500M         1,477,485
Allegheny County Hospital
 6.00%, 10/01/03 (FGIC)                                  1000M         1,064,150
Allegheny County
 Institution G/O
 7.30%, 04/01/09 (MBIA)                                  1000M         1,072,040
Armstrong County Hospital
 Auth.
 6.25%, 06/01/13 (AMBAC)                                 1200M         1,255,896
Beaver County Industrial
 Dev. Auth.
 7.75%, 09/01/24                                          500M           522,815
Berks County G/O
 7.25%, 11/15/20 (FGIC)                                  1000M         1,104,700
Chester County Health
 & Education
 5.40%, 07/01/06 (MBIA)                                  1375M         1,418,711
Lehigh County Industrial
 Dev. Auth.
 6.15%, 08/01/29 (MBIA)                                  1000M         1,033,460
Montgomery County Higher
 Educ. & Health
 8.30%, 06/01/10                                          500M           561,680
Pennsylvania Higher Educ. Facs.
 7.20%, 07/01/19 (MBIA)                                  1000M         1,076,690
 6.00%, 01/01/06                                         1500M         1,600,260
 5.625%, 12/01/27 (MBIA)                                 1000M           987,780
 5.60%, 11/15/09 (MBIA)                                  1500M         1,537,815
Pennsylvania Housing
 Finance Agency
 8.00%, 04/01/16                                         1000M         1,032,900
Pennsylvania State G/O
 6.25%, 07/01/11                                         1500M         1,644,720
Pennsylvania State Industrial
 Dev. Auth.
 5.80%, 07/01/09 (AMBAC)                                 1000M         1,051,420
Pennsylvania State
 Turnpike Commn.
 7.20%, 12/01/17 (FGIC)                                  1000M         1,123,760
Pennsylvania Trafford
 School Dist.
 5.90%, 05/01/11 (MBIA)                                  1000M         1,031,360
Philadelphia Industrial
 Dev. Auth.
 5.375%, 02/15/27 (MBIA)                                 1500M         1,432,515


Philadelphia Municipal Auth.
 7.80%, 04/01/18 (FGIC)                                    45M            47,287
Philadelphia Regional Port. Auth.
 7.15%, 08/01/20 (MBIA)                                   250M           269,433
 7.125%, 08/01/10 (MBIA)                                  250M           269,252
Philadelphia Water & Waste
 6.25%, 08/01/11 (MBIA)                                  1000M         1,089,510
 6.25%, 08/01/12 (MBIA)                                   500M           543,020
Pittsburgh PA Water &
 Sewer System Rev.
 6.50%, 09/01/13 (FGIC)                                  1000M         1,121,330
Scranton Lackawanna Health
 & Welfare
 7.875%, 07/01/10 (MBIA)                                  500M           526,800
Westmoreland Cnty
 Municipal Auth.
 0.00%, 08/15/18 (FGIC)                                   500M           153,475
                                                                    ------------
                                                                      26,983,284
                                                                    ------------
Puerto Rico 17.8%
Puerto Rico Commonwealth
 Aqeuduct & Sewer
 6.00%, 07/01/09
  Cmwlth GTD                                              500M           536,440
 5.00%, 07/01/19
  Cmwlth GTD                                             1000M           919,720
Puerto Rico Commonwealth
 Hwy & Transport
 5.50%, 07/01/13 (FSA)                                   1000M         1,023,590
 5.50%, 07/01/36                                         1000M           968,760
Puerto Rico Electric Power Auth.
 6.00%, 07/01/00 (MBIA)                                  1500M         1,570,455
Puerto Rico Public Buildings Auth.
 5.70%, 07/01/09                                         1000M         1,038,000
                                                                    ------------
                                                                       6,056,965
                                                                    ------------
Total Investments
 (Cost $31,562,610)*                                                  33,040,249

Excess of Other Assets
 Over Liabilities 2.7%                                                   910,191
                                                                    ------------
Net Assets                                                           $33,950,440
                                                                    ============

--------------------------------------------------------------------------------
*  Also cost for federal income tax purposes.
   At May 31, 1997, net unrealized appreciation for federal income tax purposes aggregated $1,477,639 of which, $1,497,937 related to appreciated securities and $20,298 related to depreciated securities.



The following abbreviations are used in portfolio descriptions:
(AMBAC) - Guaranteed by AMBAC Indemnity Corp.
(FGIC) - Guaranteed by Financial Guaranty Insurance Co.
(FSA) - Guaranteed by Financial Security Assurance Inc.
(MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.
G/O - General Obligation Bond



                                              See Notes to Financial Statements.

Sentinel Pennsylvania Tax-Free Trust
Statement of Assets and Liabilities
at May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                          $33,040,249
Cash and cash equivalents                                         240,231
Receivable for interest                                           633,061
Receivable from fund administrator                                 90,734
                                                           ---------------
  Total Assets                                                 34,004,275
                                                           ---------------

Liabilities
Accrued expenses                                                   18,056
Management fee payable                                             15,800
Distribution fee payable                                            9,896
Fund service fee payable                                           10,083
                                                           ---------------
  Total Liabilities                                                53,835
                                                           ---------------
Net Assets Applicable to Outstanding Shares                   $33,950,440
                                                           ===============

Net Asset Value and Offering Price Per Share
$33,950,440 / 2,606,368 shares outstanding                    $     13.03
Sales Charge -- 4.00% of Offering Price                              0.54
                                                           ---------------
Maximum Offering Price Per Share                              $     13.57
                                                           ===============

Net Assets Represent
No par value shares of beneficial interest;
authorized - unlimited shares
Paid-in-capital                                               $32,246,068
Accumulated undistributed net investment income                     1,957
Accumulated undistributed net realized gain
 on investments                                                   224,776
Unrealized appreciation of investments                          1,477,639
                                                           ---------------
Net Assets                                                    $33,950,440
                                                           ===============
Investments at Cost                                           $31,562,610
                                                           ===============



Sentinel Pennsylvania Tax-Free Trust
Statement of Operations
For the Six Months Ended May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                        $ 991,937
                                                           ---------------
Expenses:
Management advisory fee                                            93,030
Transfer agent and custodian                                       29,252
Distribution expense                                               33,910
Accounting services                                                42,000
Auditing fees                                                       2,400
Legal fees                                                          7,150
Reports and notices to shareholders                                 2,500
Directors' fees and expenses                                       16,311
Other                                                               7,399
                                                           ---------------
  Total Expenses                                                  233,952
  Expense Reimbursement                                           (90,734)
  Expense Offset                                                   (7,752)
                                                           ---------------
  Net Expenses                                                    135,466
                                                           ---------------
Net Investment Income                                             856,471
                                                           ---------------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                         224,757
Net change in unrealized appreciation                            (700,698)
                                                           ---------------
Net Realized and Unrealized Loss on Investments                  (475,941)
                                                           ---------------
Net Increase in Net Assets from Operations                      $ 380,530
                                                           ===============



                      See Notes to Financial Statements.

Sentinel Pennsylvania Tax-Free Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------




                                                       Six Months          Year
                                                            Ended         Ended
                                                          5/31/97      11/30/96
                                                       (Unaudited)
                                                   --------------  ------------

Increase in Net Assets from Operations
Net investment income                                 $   856,471   $ 1,742,591
Net realized gain on sales of investments                 224,757       218,984
Net change in unrealized appreciation                    (700,698)     (282,933)
                                                   --------------  ------------
Net increase in net assets from operations                380,530     1,678,642
                                                   --------------  ------------
Distributions to Shareholders
From net investment income                               (854,514)   (1,745,421)
From realized gain on sale of investments                (218,975)     (208,641)
From paid-in capital                                            -          (208)
                                                   --------------  ------------
Total distributions to shareholders                    (1,073,489)   (1,954,270)
                                                   --------------  ------------
From Capital Share Transactions
Net proceeds from sales of shares                       1,262,135     3,822,068
Net asset value of shares in reinvestment
    of dividends and distributions                        742,355     1,343,773
                                                   --------------  ------------
                                                        2,004,490     5,165,841
Less: Payments for shares reacquired                   (2,906,343)   (4,320,058)
                                                   --------------  ------------
Increase (decrease) in net assets from
    capital share transactions                           (901,853)      845,783
                                                   --------------  ------------
Total Increase (Decrease) in Net Assets for period     (1,594,812)      570,155
Net Assets: Beginning of period                        35,545,252    34,975,097
                                                   --------------  ------------
Net Assets: End of period                             $33,950,440   $35,545,252
                                                   ==============  ============
Undistributed Net Investment Income
 at End of Period                                     $     1,957   $         -
                                                   ==============  ============



See Notes to Financial Statements.
58

Sentinel Pennsylvania Tax-Free Trust
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                 Six Months                                               Eleven
                              Ended 5/31/97  Year Ended   Year Ended  Year Ended    Months Ended   Year Ended
                                 (Unaudited)   11/30/96     11/30/95    11/30/94      11/30/93(A)    12/31/92
                              -------------  -----------  ----------- -----------  -------------   ----------
Net asset value at
 beginning of period            $     13.29   $   13.40    $   12.29     $13.57      $   13.15       $ 12.74
                              -------------  -----------  ----------- -----------  -------------   ----------
Income from Investment
 Operations
Net investment income                  0.33        0.66         0.66       0.64           0.69          0.73
Net realized and unrealized
 gain (loss) on investments           (0.18)      (0.03)        1.11      (1.28)          0.42          0.43
                              -------------  -----------  ----------- -----------  -------------   ----------
Total from investment
 operations                            0.15        0.63         1.77      (0.64)          1.11          1.16
                              -------------  -----------  ----------- -----------  -------------   ----------
Less Distributions
Dividends from net
 investment income                     0.33        0.66         0.66       0.64           0.69          0.75
Distributions from realized
 gains on investments                  0.08        0.08            -          -              -             -
                              -------------  -----------  ----------- -----------  -------------   ----------
Total Distributions                    0.41        0.74         0.66       0.64           0.69          0.75
                              -------------  -----------  ----------- -----------  -------------   ----------
Net asset value at end of
 period                            $  13.03    $  13.29     $  13.40   $  12.29       $  13.57      $  13.15
                              =============  ===========  =========== ===========  =============   ==========
Total Return (%) **                     1.2 ++      5.0         14.8       (4.9)           8.1 ++        9.4

Ratios/Supplemental Data
Ratio of net expenses to
 average net assets (%)                 .80 +      0.75         0.97       1.30           1.24 +        1.16
Ratio of expenses to
 average net assets before
   expense reductions (%) ***          1.38 +      1.37         1.36       1.30           1.24 +        1.16
Ratio of net investment
 income to average net
 assets (%)                            5.05 +*     5.07 *       5.14 *     4.84           5.07 +        5.62
Portfolio turnover rate (%)              14          56           80         56             23             1
Net assets at end of period
 (000 omitted)                      $33,950     $35,545      $34,975    $31,172        $34,448       $33,669


     (A) As of March 1, 1993 Sentinel Advisors Co. became the investment advisor to the Trust.
      +  Annualized
     ++  Not annualized
      * Ratio of net investment income to average net assets would have been 4.51% in 1997, 4.48% in 1996 and 4.78% in 1995, in the absence of a voluntary expense reimbursement.
     ** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
    *** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earnings credits as described in Notes (5) and (1) D.



See Notes to Financial Statements.                                           59

                         Notes to Financial Statements

(1) Significant Accounting Policies:

Sentinel Pennsylvania Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Trust.

A. Security Valuation: Investments in securities are valued on the basis of valuations provided by an independent pricing organization. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Short-term tax-free notes are stated at cost, which approximates market value.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis and premiums are amortized. Cost of investments sold is determined on the basis of identified cost for both financial reporting and income tax purposes. The Trust invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of Pennsylvania.

C. Federal Income Taxes: It is the Trust's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Trust intends to distribute all of its taxable income to its shareholders; therefore, no federal excise tax or income tax provision is required.

D. Other: Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense credit.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


(2) Distributions:

Realized gains from securities transactions, if any, will be distributed to shareholders prior to the end of each calendar year. At November 30, 1996 the Trust did not have any capital loss carryforwards for Federal income tax purposes.

Dividends from net investment income are declared and paid monthly and recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations.

(3) Trust Shares:

Transactions in Trust shares were as follows:

                                                   Six Months    Year
                                                     Ended      Ended
                                                    5/31/97   11/30/96
                                                   --------   --------
Shares sold.......................................   96,875    291,419
Shares issued to stockholders in reinvestment
of dividends and distributions....................   57,132    102,717
                                                   --------   --------
                                                    154,007    394,136
Shares redeemed................................... (222,480)  (330,002)
                                                   --------   --------
Net increase (decrease)...........................  (68,473)    64,134
                                                   ========   ========

(4) Investment Transactions:

Purchases and sales of securities other than short-term securities aggregated $4,659,860 and $6,007,242, respectively, during the six months ended May 31, 1997.

(5) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are Sentinel Advisors, Inc., an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), ProvidentMutual Management Co., Inc., an affiliate of Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), HTK of Delaware, Inc. ("HTK") an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life, Provident Mutual and Penn Mutual, provides general supervision of the Trust's investments as well as certain administrative and related services. As compensation in full for services rendered under its Agreement, the Trust pays SAC a monthly fee determined as follows: 0.55% per annum on the first $50 million of average daily net assets; 0.50% per annum on the next $50 million of such assets; and 0.45% per annum on such assets in excess of $100 million. The Agreement provides that if certain expenses incurred by the Trust in any fiscal year exceed the expense limitations imposed by any state's securities regulations, SAC will reimburse the Company for any such excess. No reimbursement was required for the period.

Sentinel Financial Services Company ("SFSC"), a Vermont general partnership whose general partners are National Life Investment Management Company, Inc., a wholly-owned subsidiary of National Life, ProvidentMutual Financial Services, Inc., an affiliate of Provident Mutual, HTK and SMC, is the principal underwriter ("Distributor") of the Trust's shares. SFSC receives a sales charge added to the net asset value received by the Trust on the sale of its shares. This compensation is not an expense of the Trust and does not affect its operating results. SFSC has advised the Trust that it received sales charges aggregating $25,959 for the six months ended May 31, 1997. The Trust is advised that the total distribution charges retained by SFSC on the sale of shares amounted to $116 after allowances of $2,465 to Equity Services, Inc., an affiliate of National Life, $5,934 to 1717 Capital Management Company, an affiliate of Provident Mutual, $3,153 to Hornor, Townsend & Kent, Inc. and $1,009 to Janney Montgomery Scott, Inc., affiliates of Penn Mutual, and $13,282 to other investment dealers.

Each trustee who is not an employee of the adviser or an affiliated company is paid an annual fee of $2,500 plus $200 for each meeting of the Board of Trustees attended. Such trustees are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation ("SAS Corp."), an indirect wholly-owned subsidiary of National Life, SIGMA American Corp., an affiliate of Provident Mutual, HTK and SMC, the Trust receives trust accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Trust has contracted for with outside providers. Total fees for the six months ended May 31, 1997 were $60,500.

SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Trust and the Class A Shares of Sentinel Group Funds, Inc. (excluding the Sentinel World Fund) from exceeding 1.30% of average daily net assets in any fiscal year. Sentinel Group Funds, Inc. is a series fund with eleven portfolios and together with the Trust make up the Sentinel Family of Funds. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the six months ended May 31, 1997 did not exceed 1.30% of its average daily net assets.

Effective March 27, 1995 thru May 14, 1995, SASC agreed to reimburse the Trust for expenses in excess of an annual rate of 1.00% of the Trust's average daily net assets. Effective May 15, 1995 thru March 30, 1997, SASC agreed to reimburse the Trust for expenses in excess of an annual rate of .75% of the Trust's average daily net assets. Effective March 31, 1997, SASC has agreed to reimburse the Trust for expenses in excess of an annual rate of .90% of the Trust's average daily net assets. For the six months ended May 31, 1997 the total amount reimbursable was $90,734. This arrangement may be terminated at any time.

(6) Distribution Expenses:

On March 1, 1993, the Trust adopted a new distribution plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan the Trust pays to the Distributor a monthly fee at the maximum annual rate of .20% of average daily net assets. Such fees will be used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of the Trust, including salaries and expenses of the Distributor's wholesale sales force, home office management and marketing personnel, expenses incurred by the Distributor for the occupancy of its office space in Montpelier, Vermont, expenses incurred by the Distributor with respect to equipment and supplies, expenses incurred for the preparation, printing and distribution of sales literature used in connection with the offering of such shares to the public, expenses incurred in advertising, promotion and selling shares of such Trust to the public, expenses incurred for the preparation, printing and distribution of the Prospectus and Statement of Additional Information, any supplement thereto used in connection with the offering of such Trust's shares to the public, or any reports and other communications for the distribution to existing shareholders, and service fees (deferred commissions) paid to securities dealers who have executed a selling agreement with the Distributor. The Distributor is not reimbursed for any unreimbursed prior years expenses.

Privileges, Plans and Services for Shareholders

Open Account - Unless another distribution option is elected, an Open Account is automatically established for each new investor. In an Open Account, all income dividends and any capital gains distributions are reinvested in additional shares at net asset value and without charge.

Other Distribution Options - Upon written notice to Sentinel Administrative Service Company, you may elect one of the following options:

1. Receive dividends in cash and reinvest any capital gains distributions in additional shares of any of the Sentinel Funds, of the same class, at net asset value.

2. Receive both dividends and capital gains in cash.

3. Reinvest both dividends and capital gains in another Sentinel Fund, of the same class, at net asset value.

Automatic Investment Plan - This service, provided without charge, enables you to make regular investments of $50 or more by means of an automatic checking account debiting service via the ACH (Automated Clearing House) network. Information and the application necessary to establish this plan are included in the prospectus. A separate folder and application are also available from Sentinel Administrative Service Company, or from your investment dealer.

Systematic Withdrawal Plan - This plan enables you to receive a check once per month, during any months of the year you specify, for a dollar amount that you specify. Note that this plan is available only to those who own, or are purchasing, at least $5,000 worth of shares of one or more of the Sentinel Funds, except Sentinel U.S. Treasury Money Market Fund, as determined by the current offering price. Payments may be made to you, your bank, or other payee as requested on the application. Under the Systematic Withdrawal Plan, all dividends and distributions are automatically reinvested at net asset value and payments are made from the proceeds of redeemed shares.

Bond, Tax-Free Income, New York Tax-Free Income, Government Securities, Short Maturity Government, U.S. Treasury Money Market and Pennsylvania Tax-Free Fund Check Writing Service - This special feature of the Class A Shares of Sentinel Bond Fund, Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund, Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund, Sentinel U.S. Treasury Money Market Fund and Sentinel Pennsylvania Tax-Free Trust enables you to draw checks (minimum amount $500 except for the U.S. Treasury Money Market Fund which is $250) on your account through Investors Fiduciary Trust Co. There is currently no fee for this service. Please note that this service is not available to IRA, Keogh, 403(b) or other fiduciary accounts. Information and applications are available by contacting Sentinel Funds Investor Services at (800) 282-FUND (3863).

Exchange Privilege - The Exchange Privilege is designed to add flexibility to your investment program by enabling you to exchange all or part of your shares in one Sentinel Fund for shares of the same class of another Fund in the family without payment of any additional sales charge. The exception to no additional sales charge is when shares are exchanged from the U.S. Treasury Money Market Fund to Class A Shares of another Sentinel Fund, a sales charge will be imposed unless the assets in the U.S. Treasury Money Market Fund were in another Sentinel Fund and were previously subject to a sales charge. Shares being exchanged into another Fund must have a value of at least $1,000 (the minimum investment required to open a new account) unless you already have an account in that Fund. Shares being exchanged must have been in the account a minimum of 15 calendar days (90 days in the case of funds initially invested in the Sentinel Short Maturity Government Fund or exchanged into such Fund from funds initially invested in the Sentinel U.S. Treasury Money Market Fund). Account registrations must be identical. Exchanges may be made by calling toll-free, (800) 282-FUND
(3863), or by writing Sentinel Funds, P. O. Box 1499, Montpelier, Vermont 05601-1499. Note that an exchange is a taxable transaction for federal income tax purposes.

Reinstatement Privilege - A shareholder who redeems all or part of an account may reinvest all or part of the redemption proceeds at the then current net asset value if a written request to the Fund is received or postmarked within one year after the date of the redemption. Sentinel Short Maturity Government Fund shareholders who have held their shares for 90 days or less, however, may only use this reinstatement privilege to reinvest in the Short Maturity Government Fund. In general, this privilege may be exercised only once by a shareholder.

Telephone Redemption - Up to $1,000,000 in funds may be redeemed by telephone upon completion of the appropriate section of the Application, or subsequent submission of such, with proper signature guarantee. Under this service, proceeds may either be sent to the address of record or a pre-designated bank. A signature guarantee is required on any change in redemption instructions as well as a 30 day waiting period for changes to become effective. To redeem shares by telephone, you may call (800) 282-FUND (3863).

Tax-Deferred Retirement Plans - Shares of Sentinel Group Funds may be purchased by all types of tax-deferred retirement plans, including self-employed individuals and partnerships ("Keogh Plans"), Individual Retirement Accounts ("IRAs"), SIMPLE IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), 403(b) Plans (deferred compensation arrangements for employees of public school systems and certain non-profit organizations), Section 457 Plans and other corporate pension and profit-sharing plans. Consult your tax advisor for details.

Please refer to the prospectus for complete details regarding these privileges, plans and services.

                        Directors/Trustees and Officers

Sentinel Group Funds, Inc. and
Sentinel Pennsylvania Tax-Free Trust

Keniston P. Merrill
Chairman and Chief Executive Officer
Chairman and Chief Executive Officer,
Sentinel Advisors Company

Joseph M. Rob
Director/Trustee and President
Chief Executive Officer,
Sentinel Management Company

Richard J. Borda
Director/Trustee
Former Vice Chairman,
National Life Insurance Company

Dr. Kalman J. Cohen
Director/Trustee
Distinguished Bank Research
Professor Emeritus,
The Fuqua School of Business,
Duke University

Richard D. Farman
Director/Trustee
President and Chief Operating Officer,
Pacific Enterprises

John D. Feerick
Director/Trustee
Dean, Fordham University
School of Law

Richard I. Johannesen, Jr.
Director/Trustee
Former Vice President and Manager -
Bond Market Research Department,
Salomon Brothers Inc.

Robert B. Mathias
Director/Trustee
Sports Consultant;
former U.S. Congressman

Deborah G. Miller
Director/Trustee
Vice President,
Digital Equipment Corporation

John Raisian
Director/Trustee
Director and Senior Fellow,
Hoover Institution,
Stanford University

Stanley R. Reber
Director/Trustee
Executive Vice President,
Provident Mutual
Life Insurance Company

Susan M. Sterne
Director/Trustee
President, Economic Analysis
Associates, Inc.

Angela E. Vallot
Director/Trustee
Of Counsel, Arent Fox Kintner
Plotkin & Kahn

John M. Grab, Jr.
Vice President

Marvin Aber
Vice President and Treasurer

Thomas P. Malone
Assistant Treasurer

D. Russell Morgan
Secretary






Investment Adviser
Sentinel Advisors Company

Principal Underwriter
Sentinel Financial Services Company

Counsel
Brown & Wood

Independent Accountants
Price Waterhouse LLP

Custodian and Dividend Paying Agent
Investors Fiduciary Trust Company

Transfer Agent, Shareholder Servicing
Agent and Administrator
Sentinel Administrative Service
Company

                                A Brief History

[ARTWORK APPEARS HERE]

The Sentinel Family of Funds is one of America's oldest fund families. Its largest member, Sentinel Group Funds, Inc., was originally incorporated as Group Securities, Inc. in the state of Delaware on December 3, 1933. Designed as a series type of investment company, its main objectives were to offer shareholders the benefits of "group security investing" along with the ability to invest in individual industries or industrial groups readily and conveniently, each in the form of a single stock.

Shares of 17 individual classes of stock were first offered to the public at $1.10 per share on January 12, 1934 - virtually at the bottom of the Great Depression.

Following several additions and deletions, 21 classes of stock were maintained for an extended period of time. Subsequent consolidations, mergers and name changes combined the classes of stock into what are today the two original remaining funds in Sentinel Group Funds, Inc., Sentinel Common Stock Fund and Sentinel Balanced Fund. Sentinel Growth Fund and Sentinel Bond Fund were organized by National Life Insurance Company in 1969 and merged into the Sentinel Group in 1978. Two more additions, Sentinel Government Securities Fund and Sentinel Tax-Free Income Fund, were introduced on September 2, 1986 and October 1, 1990, respectively.

In May, 1981, Sentinel Cash Management Fund, Inc. was organized as a no-load money market fund. The "Cash Fund" was also organized as a series fund, and was designed to operate independently of Sentinel Group Funds, Inc., while at the same time sharing the Group's management, distribution, transfer agent and other servicing and administrative arrangements.

On March 1, 1993, National Life Insurance Company and Provident Mutual Life Insurance Company of Philadelphia entered into a joint venture arrangement which resulted in the merging of the nine ProvidentMutual Funds into the Sentinel Family of Funds. With the merger, three new classes of stock were added to Sentinel Group Funds, Inc., and a fourth new member of the broader Sentinel Family of Funds was added. The three new members of Sentinel Group Funds, Inc. are Sentinel Small Company Fund, Sentinel World Fund and Sentinel U.S. Treasury Money Market Fund. The fourth new member of the Sentinel Family of Funds is Sentinel Pennsylvania Tax-Free Trust (the "Trust"). The Trust operates as a separate investment company with respect to Sentinel Group Funds, Inc., but shares management, distribution, fund accounting, transfer agent and other arrangements with the Sentinel Group.

Also on March 1, 1993, Sentinel Cash Management Fund, Inc. was merged into the Sentinel U.S. Treasury Money Market Fund.

On March 27, 1995, Penn Mutual Life Insurance Company joined National Life Insurance Company and Provident Mutual Life Insurance Company in their mutual fund operation. This resulted in the merging of seven funds of The Independence Capital Group of Funds into Sentinel Group Funds, Inc., and the creation of two new classes of stock - Sentinel New York Tax-Free Income Fund and Sentinel Short Maturity Government Fund.

Effective April 1, 1996, six Sentinel Funds offered two classes of shares:
Sentinel Small Company, Sentinel World, Sentinel Common Stock, Sentinel Balanced, Sentinel Bond and Sentinel Tax-Free Income funds. The new class is called "Class B Shares" while the original class is called "Class A Shares." Sentinel U.S. Treasury Money Market Fund also has Class B Shares which are available only through exchanges from the other Class B Shares except in dollar-cost averaging programs investing into Class B Shares of other Funds.

The twelve funds in the Sentinel Family of Funds, which includes the eleven funds in Sentinel Group Funds, Inc., and the Sentinel Pennsylvania Tax-Free Trust, now represent net assets of $2.5 billion which are managed on behalf of approximately 103,800 individual, corporate and institutional shareholders located across the country and around the world. Shares are distributed by registered representatives and independent broker/dealers through Sentinel Financial Services Company, an affiliate of the partnership between National Life, Provident Mutual and Penn Mutual. Sentinel Advisors Company and Sentinel Administrative Service Company, which are also affiliates of the partnership, provide respective investment management and shareholder services to the funds.

[LOGO OF SENTINEL FUNDS APPEARS HERE]

Sentinel Funds
Integrity Since 1934


Sentinel Small Company Fund
Sentinel Growth Fund
Sentinel World Fund
Sentinel Common Stock Fund
Sentinel Balanced Fund
Sentinel Bond Fund
Sentinel Tax-Free Income Fund
Sentinel New York Tax-Free Income Fund
Sentinel Government Securities Fund
Sentinel Short Maturity Government Fund
Sentinel U.S. Treasury Money Market Fund

Sentinel Pennsylvania Tax-Free Trust

This Brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.

Distributed by
Sentinel Financial Services Company
National Life Drive
Montpelier, Vermont 05604
(800) 233-4332

Member of FORUM for INVESTOR ADVICE
Investment Professionals Helping Investors